united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)     (Zip code)

The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant's telephone number, including area code: (407) 644-1986

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2025

Item 1. Reports to Stockholders.

(a)	Included Tailored Shareholder Report

Timothy Plan Conservative Growth Fund

Class A (TCGAX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.87%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$34,957,785
Number of Portfolio Holdings	10
Advisory Fee	$27,364
Portfolio Turnover	12%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund - Class A	33.0%
Timothy Plan US Small Cap Core ETF	11.6%
Timothy Plan International Fund - Class A	11.5%
Timothy Plan US Large/Mid Cap Core Enhanced ETF	10.0%
Timothy Plan International ETF	9.2%
Timothy Plan High Yield Bond Fund - Class A	6.4%
Timothy Plan High Dividend Stock Enhanced ETF	6.2%
Timothy Plan Market Neutral ETF	5.2%
Timothy Plan US Large/Mid Cap Core ETF	4.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	46.2%
Money Market Funds	2.7%
Open End Funds	51.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TCGAX

Timothy Plan Conservative Growth Fund

Class C (TCVCX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$68	1.37%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$34,957,785
Number of Portfolio Holdings	10
Advisory Fee	$27,364
Portfolio Turnover	12%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund - Class A	33.0%
Timothy Plan US Small Cap Core ETF	11.6%
Timothy Plan International Fund - Class A	11.5%
Timothy Plan US Large/Mid Cap Core Enhanced ETF	10.0%
Timothy Plan International ETF	9.2%
Timothy Plan High Yield Bond Fund - Class A	6.4%
Timothy Plan High Dividend Stock Enhanced ETF	6.2%
Timothy Plan Market Neutral ETF	5.2%
Timothy Plan US Large/Mid Cap Core ETF	4.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	46.2%
Money Market Funds	2.7%
Open End Funds	51.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TCVCX

Timothy Plan Conservative Growth Fund

Class I (TIICX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$34,957,785
Number of Portfolio Holdings	10
Advisory Fee	$27,364
Portfolio Turnover	12%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund - Class A	33.0%
Timothy Plan US Small Cap Core ETF	11.6%
Timothy Plan International Fund - Class A	11.5%
Timothy Plan US Large/Mid Cap Core Enhanced ETF	10.0%
Timothy Plan International ETF	9.2%
Timothy Plan High Yield Bond Fund - Class A	6.4%
Timothy Plan High Dividend Stock Enhanced ETF	6.2%
Timothy Plan Market Neutral ETF	5.2%
Timothy Plan US Large/Mid Cap Core ETF	4.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	46.2%
Money Market Funds	2.7%
Open End Funds	51.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TIICX

Timothy Plan Defensive Strategies Fund

Class A (TPDAX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.17%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$78,074,109
Number of Portfolio Holdings	199
Advisory Fee (net of waivers)	$169,379
Portfolio Turnover	10%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
GOLD BARS - XAU BGN CURNCY	24.6%
Timothy Plan Market Neutral ETF	17.0%
United States Treasury Inflation Indexed Bonds	2.8%
United States Treasury Inflation Indexed Bonds	2.6%
United States Treasury Inflation Indexed Bonds	2.3%
United States Treasury Inflation Indexed Bonds	2.3%
United States Treasury Inflation Indexed Bonds	1.8%
United States Treasury Inflation Indexed Bonds	1.7%
Equinix, Inc.	1.6%
Ventas, Inc.	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	39.2%
Exchange-Traded Funds	17.1%
Money Market Funds	2.6%
Precious Metals - Physical Holding	24.8%
U.S. Government & Agencies	16.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://fund.timothyplan.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TPDAX

Timothy Plan Defensive Strategies Fund

Class C (TPDCX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.92%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$78,074,109
Number of Portfolio Holdings	199
Advisory Fee (net of waivers)	$169,379
Portfolio Turnover	10%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
GOLD BARS - XAU BGN CURNCY	24.6%
Timothy Plan Market Neutral ETF	17.0%
United States Treasury Inflation Indexed Bonds	2.8%
United States Treasury Inflation Indexed Bonds	2.6%
United States Treasury Inflation Indexed Bonds	2.3%
United States Treasury Inflation Indexed Bonds	2.3%
United States Treasury Inflation Indexed Bonds	1.8%
United States Treasury Inflation Indexed Bonds	1.7%
Equinix, Inc.	1.6%
Ventas, Inc.	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	39.2%
Exchange-Traded Funds	17.1%
Money Market Funds	2.6%
Precious Metals - Physical Holding	24.8%
U.S. Government & Agencies	16.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://fund.timothyplan.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TPDCX

Timothy Plan Defensive Strategies Fund

Class I (TPDIX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.92%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$78,074,109
Number of Portfolio Holdings	199
Advisory Fee (net of waivers)	$169,379
Portfolio Turnover	10%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
GOLD BARS - XAU BGN CURNCY	24.6%
Timothy Plan Market Neutral ETF	17.0%
United States Treasury Inflation Indexed Bonds	2.8%
United States Treasury Inflation Indexed Bonds	2.6%
United States Treasury Inflation Indexed Bonds	2.3%
United States Treasury Inflation Indexed Bonds	2.3%
United States Treasury Inflation Indexed Bonds	1.8%
United States Treasury Inflation Indexed Bonds	1.7%
Equinix, Inc.	1.6%
Ventas, Inc.	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	39.2%
Exchange-Traded Funds	17.1%
Money Market Funds	2.6%
Precious Metals - Physical Holding	24.8%
U.S. Government & Agencies	16.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://fund.timothyplan.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TPDIX

Timothy Plan Fixed Income Fund

Class A (TFIAX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.07%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$111,718,817
Number of Portfolio Holdings	112
Advisory Fee (net of waivers)	$224,508
Portfolio Turnover	15%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	8.1%
United States Treasury Note	7.1%
United States Treasury Note	3.5%
United States Treasury Note	3.0%
John Deere Owner Trust 2025 - A3 - Series A	2.1%
United States Treasury Note	2.0%
Province of Ontario Canada	2.0%
NiSource, Inc.	1.9%
CSX Corporation	1.9%
American Electric Power Company, Inc.	1.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	3.1%
Corporate Bonds	28.2%
Money Market Funds	0.9%
Non U.S. Government & Agencies	4.5%
U.S. Government & Agencies	63.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://fund.timothyplan.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TFIAX

Timothy Plan Fixed Income Fund

Class C (TFICX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.82%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$111,718,817
Number of Portfolio Holdings	112
Advisory Fee (net of waivers)	$224,508
Portfolio Turnover	15%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	8.1%
United States Treasury Note	7.1%
United States Treasury Note	3.5%
United States Treasury Note	3.0%
John Deere Owner Trust 2025 - A3 - Series A	2.1%
United States Treasury Note	2.0%
Province of Ontario Canada	2.0%
NiSource, Inc.	1.9%
CSX Corporation	1.9%
American Electric Power Company, Inc.	1.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	3.1%
Corporate Bonds	28.2%
Money Market Funds	0.9%
Non U.S. Government & Agencies	4.5%
U.S. Government & Agencies	63.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://fund.timothyplan.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TFICX

Timothy Plan Fixed Income Fund

Class I (TPFIX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.82%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$111,718,817
Number of Portfolio Holdings	112
Advisory Fee (net of waivers)	$224,508
Portfolio Turnover	15%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	8.1%
United States Treasury Note	7.1%
United States Treasury Note	3.5%
United States Treasury Note	3.0%
John Deere Owner Trust 2025 - A3 - Series A	2.1%
United States Treasury Note	2.0%
Province of Ontario Canada	2.0%
NiSource, Inc.	1.9%
CSX Corporation	1.9%
American Electric Power Company, Inc.	1.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	3.1%
Corporate Bonds	28.2%
Money Market Funds	0.9%
Non U.S. Government & Agencies	4.5%
U.S. Government & Agencies	63.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://fund.timothyplan.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TPFIX

Timothy Plan Growth & Income Fund

Class A (TGIAX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.54%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$18,423,551
Number of Portfolio Holdings	95
Advisory Fee (net of waivers)	$31,237
Portfolio Turnover	53%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock Enhanced ETF	51.8%
United States Treasury Note	3.8%
United States Treasury Note	3.7%
United States Treasury Note	3.5%
United States Treasury Note	1.9%
United States Treasury Note	1.8%
United States Treasury Note	1.7%
Israel Government International Bond	1.1%
John Deere Owner Trust 2025 - A3 - Series A	1.0%
Province of Ontario Canada	0.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.4%
Corporate Bonds	11.0%
Exchange-Traded Funds	51.9%
Money Market Funds	1.1%
Non U.S. Government & Agencies	1.8%
U.S. Government & Agencies	32.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://fund.timothyplan.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TGIAX

Timothy Plan Growth & Income Fund

Class C (TGCIX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$114	2.29%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$18,423,551
Number of Portfolio Holdings	95
Advisory Fee (net of waivers)	$31,237
Portfolio Turnover	53%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock Enhanced ETF	51.8%
United States Treasury Note	3.8%
United States Treasury Note	3.7%
United States Treasury Note	3.5%
United States Treasury Note	1.9%
United States Treasury Note	1.8%
United States Treasury Note	1.7%
Israel Government International Bond	1.1%
John Deere Owner Trust 2025 - A3 - Series A	1.0%
Province of Ontario Canada	0.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.4%
Corporate Bonds	11.0%
Exchange-Traded Funds	51.9%
Money Market Funds	1.1%
Non U.S. Government & Agencies	1.8%
U.S. Government & Agencies	32.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://fund.timothyplan.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TGCIX

Timothy Plan Growth & Income Fund

Class I (TIGIX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	1.29%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$18,423,551
Number of Portfolio Holdings	95
Advisory Fee (net of waivers)	$31,237
Portfolio Turnover	53%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock Enhanced ETF	51.8%
United States Treasury Note	3.8%
United States Treasury Note	3.7%
United States Treasury Note	3.5%
United States Treasury Note	1.9%
United States Treasury Note	1.8%
United States Treasury Note	1.7%
Israel Government International Bond	1.1%
John Deere Owner Trust 2025 - A3 - Series A	1.0%
Province of Ontario Canada	0.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.4%
Corporate Bonds	11.0%
Exchange-Traded Funds	51.9%
Money Market Funds	1.1%
Non U.S. Government & Agencies	1.8%
U.S. Government & Agencies	32.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://fund.timothyplan.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TIGIX

Timothy Plan High Yield Bond Fund

Class A (TPHAX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.13%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$206,329,972
Number of Portfolio Holdings	143
Advisory Fee (net of waivers)	$488,504
Portfolio Turnover	28%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Burford Capital Global Finance, LLC 144A	1.9%
Aptiv plc / Aptiv Global Financing DAC	1.7%
Mativ Holdings, Inc. 144A	1.7%
Ken Garff Automotive, LLC 144A	1.7%
Enviri Corporation 144A	1.7%
Adient Global Holdings Ltd. 144A	1.6%
Howard Hughes Corporation (The) 144A	1.5%
Interface, Inc. 144A	1.4%
Air Lease Corporation	1.4%
PROG Holdings, Inc. 144A	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.2%
Money Market Funds	2.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://fund.timothyplan.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TPHAX

Timothy Plan High Yield Bond Fund

Class C (TPHCX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.88%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$206,329,972
Number of Portfolio Holdings	143
Advisory Fee (net of waivers)	$488,504
Portfolio Turnover	28%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Burford Capital Global Finance, LLC 144A	1.9%
Aptiv plc / Aptiv Global Financing DAC	1.7%
Mativ Holdings, Inc. 144A	1.7%
Ken Garff Automotive, LLC 144A	1.7%
Enviri Corporation 144A	1.7%
Adient Global Holdings Ltd. 144A	1.6%
Howard Hughes Corporation (The) 144A	1.5%
Interface, Inc. 144A	1.4%
Air Lease Corporation	1.4%
PROG Holdings, Inc. 144A	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.2%
Money Market Funds	2.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://fund.timothyplan.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TPHCX

Timothy Plan High Yield Bond Fund

Class I (TPHIX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.88%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$206,329,972
Number of Portfolio Holdings	143
Advisory Fee (net of waivers)	$488,504
Portfolio Turnover	28%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Burford Capital Global Finance, LLC 144A	1.9%
Aptiv plc / Aptiv Global Financing DAC	1.7%
Mativ Holdings, Inc. 144A	1.7%
Ken Garff Automotive, LLC 144A	1.7%
Enviri Corporation 144A	1.7%
Adient Global Holdings Ltd. 144A	1.6%
Howard Hughes Corporation (The) 144A	1.5%
Interface, Inc. 144A	1.4%
Air Lease Corporation	1.4%
PROG Holdings, Inc. 144A	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.2%
Money Market Funds	2.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://fund.timothyplan.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TPHIX

Timothy Plan International Fund

Class A (TPIAX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.54%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$182,625,766
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$807,289
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Alcon, Inc.	3.2%
London Stock Exchange Group plc - ADR	3.0%
Safran S.A. - ADR	3.0%
DBS Group Holdings Ltd. - ADR	2.9%
Amadeus IT Group S.A. - ADR	2.8%
CRH PLC	2.7%
Thales S.A. - ADR	2.7%
Sumitomo Mitsui Financial Group, Inc. - ADR	2.6%
Canadian Pacific Kansas City LTD.	2.6%
Vinci S.A. - ADR	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Money Market Funds	3.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TPIAX

Timothy Plan International Fund

Class C (TPICX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$112	2.29%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$182,625,766
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$807,289
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Alcon, Inc.	3.2%
London Stock Exchange Group plc - ADR	3.0%
Safran S.A. - ADR	3.0%
DBS Group Holdings Ltd. - ADR	2.9%
Amadeus IT Group S.A. - ADR	2.8%
CRH PLC	2.7%
Thales S.A. - ADR	2.7%
Sumitomo Mitsui Financial Group, Inc. - ADR	2.6%
Canadian Pacific Kansas City LTD.	2.6%
Vinci S.A. - ADR	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Money Market Funds	3.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TPICX

Timothy Plan International Fund

Class I (TPIIX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	1.29%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$182,625,766
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$807,289
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Alcon, Inc.	3.2%
London Stock Exchange Group plc - ADR	3.0%
Safran S.A. - ADR	3.0%
DBS Group Holdings Ltd. - ADR	2.9%
Amadeus IT Group S.A. - ADR	2.8%
CRH PLC	2.7%
Thales S.A. - ADR	2.7%
Sumitomo Mitsui Financial Group, Inc. - ADR	2.6%
Canadian Pacific Kansas City LTD.	2.6%
Vinci S.A. - ADR	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Money Market Funds	3.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TPIIX

Timothy Plan Israel Common Values Fund

Class A (TPAIX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	1.72%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$110,174,571
Number of Portfolio Holdings	57
Advisory Fee	$555,454
Portfolio Turnover	3%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Elbit Systems Ltd.	6.0%
Bank Leumi Le-Israel BM	5.8%
Bank Hapoalim BM	5.3%
CyberArk Software Ltd.	4.1%
Tel Aviv Stock Exchange Ltd.	3.9%
Mizrahi Tefahot Bank Ltd.	3.9%
Nova Ltd.	3.5%
Phoenix Holdings Ltd. (The)	3.3%
Israel Discount Bank Ltd. - Class A	3.3%
Leonardo DRS, Inc.	2.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.8%
Money Market Funds	1.1%
Partnership Shares	3.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TPAIX

Timothy Plan Israel Common Values Fund

Class C (TPCIX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	2.47%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$110,174,571
Number of Portfolio Holdings	57
Advisory Fee	$555,454
Portfolio Turnover	3%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Elbit Systems Ltd.	6.0%
Bank Leumi Le-Israel BM	5.8%
Bank Hapoalim BM	5.3%
CyberArk Software Ltd.	4.1%
Tel Aviv Stock Exchange Ltd.	3.9%
Mizrahi Tefahot Bank Ltd.	3.9%
Nova Ltd.	3.5%
Phoenix Holdings Ltd. (The)	3.3%
Israel Discount Bank Ltd. - Class A	3.3%
Leonardo DRS, Inc.	2.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.8%
Money Market Funds	1.1%
Partnership Shares	3.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TPCIX

Timothy Plan Israel Common Values Fund

Class I (TICIX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	1.47%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$110,174,571
Number of Portfolio Holdings	57
Advisory Fee	$555,454
Portfolio Turnover	3%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Elbit Systems Ltd.	6.0%
Bank Leumi Le-Israel BM	5.8%
Bank Hapoalim BM	5.3%
CyberArk Software Ltd.	4.1%
Tel Aviv Stock Exchange Ltd.	3.9%
Mizrahi Tefahot Bank Ltd.	3.9%
Nova Ltd.	3.5%
Phoenix Holdings Ltd. (The)	3.3%
Israel Discount Bank Ltd. - Class A	3.3%
Leonardo DRS, Inc.	2.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.8%
Money Market Funds	1.1%
Partnership Shares	3.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TICIX

Timothy Plan Large/Mid Cap Growth Fund

Class A (TLGAX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.25%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$219,994,749
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$816,404
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core Enhanced ETF	9.1%
NVIDIA Corporation	8.7%
Costco Wholesale Corporation	5.8%
Broadcom, Inc.	3.5%
O'Reilly Automotive, Inc.	2.7%
Linde PLC	2.6%
Roper Technologies, Inc.	2.5%
ServiceNow, Inc.	2.5%
Stryker Corporation	2.5%
Arthur J Gallagher & Company	2.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.6%
Exchange-Traded Funds	11.1%
Money Market Funds	5.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TLGAX

Timothy Plan Large/Mid Cap Growth Fund

Class C (TLGCX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	2.00%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$219,994,749
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$816,404
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core Enhanced ETF	9.1%
NVIDIA Corporation	8.7%
Costco Wholesale Corporation	5.8%
Broadcom, Inc.	3.5%
O'Reilly Automotive, Inc.	2.7%
Linde PLC	2.6%
Roper Technologies, Inc.	2.5%
ServiceNow, Inc.	2.5%
Stryker Corporation	2.5%
Arthur J Gallagher & Company	2.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.6%
Exchange-Traded Funds	11.1%
Money Market Funds	5.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TLGCX

Timothy Plan Large/Mid Cap Growth Fund

Class I (TPLIX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	1.00%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$219,994,749
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$816,404
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core Enhanced ETF	9.1%
NVIDIA Corporation	8.7%
Costco Wholesale Corporation	5.8%
Broadcom, Inc.	3.5%
O'Reilly Automotive, Inc.	2.7%
Linde PLC	2.6%
Roper Technologies, Inc.	2.5%
ServiceNow, Inc.	2.5%
Stryker Corporation	2.5%
Arthur J Gallagher & Company	2.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.6%
Exchange-Traded Funds	11.1%
Money Market Funds	5.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TPLIX

Timothy Plan Large/Mid Cap Value Fund

Class A (TLVAX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.15%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$321,242,356
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$1,029,960
Portfolio Turnover	2%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core Enhanced ETF	7.7%
Timothy Plan High Dividend Stock Enhanced ETF	6.9%
Fidelity Investments Money Market Government Portfolio, Class I	6.2%
McCormick & Company, Inc.	2.6%
Domino's Pizza, Inc.	2.4%
Intercontinental Exchange, Inc.	2.3%
Union Pacific Corporation	2.3%
Amdocs Ltd.	2.3%
Waste Connections, Inc.	2.2%
Timothy Plan High Dividend Stock ETF	2.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.5%
Exchange-Traded Funds	18.3%
Money Market Funds	6.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TLVAX

Timothy Plan Large/Mid Cap Value Fund

Class C (TLVCX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.90%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$321,242,356
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$1,029,960
Portfolio Turnover	2%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core Enhanced ETF	7.7%
Timothy Plan High Dividend Stock Enhanced ETF	6.9%
Fidelity Investments Money Market Government Portfolio, Class I	6.2%
McCormick & Company, Inc.	2.6%
Domino's Pizza, Inc.	2.4%
Intercontinental Exchange, Inc.	2.3%
Union Pacific Corporation	2.3%
Amdocs Ltd.	2.3%
Waste Connections, Inc.	2.2%
Timothy Plan High Dividend Stock ETF	2.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.5%
Exchange-Traded Funds	18.3%
Money Market Funds	6.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TLVCX

Timothy Plan Large/Mid Cap Value Fund

Class I (TMVIX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.90%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$321,242,356
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$1,029,960
Portfolio Turnover	2%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core Enhanced ETF	7.7%
Timothy Plan High Dividend Stock Enhanced ETF	6.9%
Fidelity Investments Money Market Government Portfolio, Class I	6.2%
McCormick & Company, Inc.	2.6%
Domino's Pizza, Inc.	2.4%
Intercontinental Exchange, Inc.	2.3%
Union Pacific Corporation	2.3%
Amdocs Ltd.	2.3%
Waste Connections, Inc.	2.2%
Timothy Plan High Dividend Stock ETF	2.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.5%
Exchange-Traded Funds	18.3%
Money Market Funds	6.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TMVIX

Timothy Plan Small Cap Value Fund

Class A (TPLNX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.31%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$172,192,187
Number of Portfolio Holdings	62
Advisory Fee (net of waivers)	$664,696
Portfolio Turnover	28%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	12.5%
Verra Mobility Corporation - Class A	2.0%
CONMED Corporation	1.9%
Everus Construction Group, Inc.	1.9%
Four Corners Property Trust, Inc.	1.8%
Baldwin Insurance Group, Inc. (The)	1.8%
City Holding Company	1.8%
TXNM Energy, Inc.	1.8%
Moog, Inc. - Class A	1.8%
Merit Medical Systems, Inc.	1.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.0%
Exchange-Traded Funds	12.4%
Money Market Funds	1.6%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-TPLNX

Timothy Plan Small Cap Value Fund

Class C (TSVCX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	2.06%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$172,192,187
Number of Portfolio Holdings	62
Advisory Fee (net of waivers)	$664,696
Portfolio Turnover	28%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	12.5%
Verra Mobility Corporation - Class A	2.0%
CONMED Corporation	1.9%
Everus Construction Group, Inc.	1.9%
Four Corners Property Trust, Inc.	1.8%
Baldwin Insurance Group, Inc. (The)	1.8%
City Holding Company	1.8%
TXNM Energy, Inc.	1.8%
Moog, Inc. - Class A	1.8%
Merit Medical Systems, Inc.	1.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.0%
Exchange-Traded Funds	12.4%
Money Market Funds	1.6%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-TSVCX

Timothy Plan Small Cap Value Fund

Class I (TPVIX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	1.06%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$172,192,187
Number of Portfolio Holdings	62
Advisory Fee (net of waivers)	$664,696
Portfolio Turnover	28%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	12.5%
Verra Mobility Corporation - Class A	2.0%
CONMED Corporation	1.9%
Everus Construction Group, Inc.	1.9%
Four Corners Property Trust, Inc.	1.8%
Baldwin Insurance Group, Inc. (The)	1.8%
City Holding Company	1.8%
TXNM Energy, Inc.	1.8%
Moog, Inc. - Class A	1.8%
Merit Medical Systems, Inc.	1.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.0%
Exchange-Traded Funds	12.4%
Money Market Funds	1.6%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-TPVIX

Timothy Plan Small/Mid Cap Growth Fund

Class A (TAAGX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.42%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$70,570,328
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$293,068
Portfolio Turnover	33%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Cencora, Inc.	4.3%
Cheniere Energy, Inc.	3.6%
Lantheus Holdings, Inc.	3.6%
Parker-Hannifin Corporation	3.6%
Domino's Pizza, Inc.	3.4%
Burlington Stores, Inc.	3.3%
Amphenol Corporation - Class A	3.2%
Natera, Inc.	3.2%
Vistra Corporation	3.2%
First Horizon Corporation	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.2%
Money Market Funds	7.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TAAGX

Timothy Plan Small/Mid Cap Growth Fund

Class C (TCAGX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	2.17%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$70,570,328
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$293,068
Portfolio Turnover	33%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Cencora, Inc.	4.3%
Cheniere Energy, Inc.	3.6%
Lantheus Holdings, Inc.	3.6%
Parker-Hannifin Corporation	3.6%
Domino's Pizza, Inc.	3.4%
Burlington Stores, Inc.	3.3%
Amphenol Corporation - Class A	3.2%
Natera, Inc.	3.2%
Vistra Corporation	3.2%
First Horizon Corporation	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.2%
Money Market Funds	7.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TCAGX

Timothy Plan Small/Mid Cap Growth Fund

Class I (TIAGX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.17%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$70,570,328
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$293,068
Portfolio Turnover	33%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Cencora, Inc.	4.3%
Cheniere Energy, Inc.	3.6%
Lantheus Holdings, Inc.	3.6%
Parker-Hannifin Corporation	3.6%
Domino's Pizza, Inc.	3.4%
Burlington Stores, Inc.	3.3%
Amphenol Corporation - Class A	3.2%
Natera, Inc.	3.2%
Vistra Corporation	3.2%
First Horizon Corporation	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.2%
Money Market Funds	7.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TIAGX

Timothy Plan Strategic Growth Fund

Class A (TSGAX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.88%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$32,526,647
Number of Portfolio Holdings	10
Advisory Fee	$24,869
Portfolio Turnover	15%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan International ETF	17.6%
Timothy Plan Fixed Income Fund - Class A	15.4%
Timothy Plan International Fund - Class A	13.6%
Timothy Plan US Large/Mid Cap Core Enhanced ETF	12.8%
Timothy Plan US Small Cap Core ETF	11.5%
Timothy Plan US Large/Mid Cap Core ETF	8.9%
Timothy Plan High Dividend Stock Enhanced ETF	7.9%
Timothy Plan High Yield Bond Fund - Class A	6.0%
Timothy Plan Market Neutral ETF	5.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	64.0%
Money Market Funds	1.0%
Open End Funds	35.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TSGAX

Timothy Plan Strategic Growth Fund

Class C (TSGCX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$68	1.38%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$32,526,647
Number of Portfolio Holdings	10
Advisory Fee	$24,869
Portfolio Turnover	15%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan International ETF	17.6%
Timothy Plan Fixed Income Fund - Class A	15.4%
Timothy Plan International Fund - Class A	13.6%
Timothy Plan US Large/Mid Cap Core Enhanced ETF	12.8%
Timothy Plan US Small Cap Core ETF	11.5%
Timothy Plan US Large/Mid Cap Core ETF	8.9%
Timothy Plan High Dividend Stock Enhanced ETF	7.9%
Timothy Plan High Yield Bond Fund - Class A	6.0%
Timothy Plan Market Neutral ETF	5.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	64.0%
Money Market Funds	1.0%
Open End Funds	35.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TSGCX

Timothy Plan Strategic Growth Fund

Class I (TISGX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.63%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$32,526,647
Number of Portfolio Holdings	10
Advisory Fee	$24,869
Portfolio Turnover	15%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan International ETF	17.6%
Timothy Plan Fixed Income Fund - Class A	15.4%
Timothy Plan International Fund - Class A	13.6%
Timothy Plan US Large/Mid Cap Core Enhanced ETF	12.8%
Timothy Plan US Small Cap Core ETF	11.5%
Timothy Plan US Large/Mid Cap Core ETF	8.9%
Timothy Plan High Dividend Stock Enhanced ETF	7.9%
Timothy Plan High Yield Bond Fund - Class A	6.0%
Timothy Plan Market Neutral ETF	5.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	64.0%
Money Market Funds	1.0%
Open End Funds	35.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033125-TISGX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Included Long Form Financial Statements

Semi-Annual Financial Statements and Additional Information

March 31, 2025

TIMOTHY PLAN FAMILY OF FUNDS

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 1

Section 1 | Schedule of Investments

MARCH 31, 2025 (UNAUDITED)

Small/Mid Cap Growth Fund

Shares		Fair Value
	COMMON STOCKS — 92.5%
	AEROSPACE & DEFENSE — 2.0%
999	TransDigm Group, Inc.	$1,381,907

	APPAREL & TEXTILE PRODUCTS — 0.7%
4,730	Deckers Outdoor Corporation(a)	528,861

	BANKING — 9.5%
42,937	Columbia Banking System, Inc.	1,070,849
110,819	First Horizon Corporation	2,152,105
12,924	Pinnacle Financial Partners, Inc.	1,370,461
18,974	Wintrust Financial Corporation	2,133,816
		6,727,231
	BIOTECH & PHARMA — 1.4%
3,118	United Therapeutics Corporation(a)	961,186

	DATA CENTER REIT — 2.0%
9,963	Digital Realty Trust, Inc.	1,427,598

	ELECTRIC UTILITIES — 3.2%
19,127	Vistra Corporation	2,246,275

	ELECTRICAL EQUIPMENT — 5.1%
34,452	Amphenol Corporation, Class A	2,259,706
18,543	Veritiv Holdings Company	1,338,805
		3,598,511
	ENGINEERING & CONSTRUCTION — 6.4%
4,755	Comfort Systems USA, Inc.	1,532,679
11,108	MasTec, Inc.(a)	1,296,415
6,800	Quanta Services, Inc.	1,728,423
		4,557,517
	ENTERTAINMENT CONTENT — 2.3%
6,216	AppLovin Corporation, Class A(a)	1,647,054

	HEALTH CARE FACILITIES & SERVICES — 5.6%
10,964	Cencora, Inc.	3,048,979
13,362	Henry Schein, Inc.(a)	915,163
		3,964,142
	INDUSTRIAL SUPPORT SERVICES — 2.4%
2,655	United Rentals, Inc.	1,663,889

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 2

Small/Mid Cap Growth Fund

Shares		Fair Value
	LEISURE FACILITIES & SERVICES — 3.4%
5,146	Domino’s Pizza, Inc.	$2,364,330

	MACHINERY — 3.6%
4,156	Parker-Hannifin Corporation	2,526,225

	MEDICAL EQUIPMENT & DEVICES — 9.1%
25,810	Avantor, Inc.(a)	418,380
25,931	Lantheus Holdings, Inc.(a)	2,530,866
7,274	Masimo Corporation(a)	1,211,848
15,930	Natera, Inc.(a)	2,252,661
		6,413,755
	OIL & GAS PRODUCERS — 5.1%
11,039	Cheniere Energy, Inc.	2,554,425
6,698	Diamondback Energy, Inc.	1,070,876
		3,625,301
	RETAIL - DISCRETIONARY — 5.9%
9,776	Burlington Stores, Inc.(a)	2,329,914
14,539	Ross Stores, Inc.	1,857,939
		4,187,853
	SEMICONDUCTORS — 5.3%
31,973	Marvell Technology, Inc.	1,968,578
3,031	Monolithic Power Systems, Inc.	1,757,919
		3,726,497
	SOFTWARE — 7.9%
3,115	HubSpot, Inc.(a)	1,779,569
7,895	Manhattan Associates, Inc.(a)	1,366,151
7,436	MongoDB, Inc.(a)	1,304,274
5,208	Zscaler, Inc.(a)	1,033,371
		5,483,365
	TECHNOLOGY HARDWARE — 5.3%
15,724	Arista Networks, Inc.(a)	1,218,296
24,964	Pure Storage, Inc., Class A(a)	1,105,156
16,994	Seagate Technology Holdings plc	1,443,640
		3,767,092
	TECHNOLOGY SERVICES — 6.3%
5,607	CACI International, Inc., Class A(a)	2,057,320
5,176	Coinbase Global, Inc., Class A(a)	891,462
2,619	MSCI, Inc.	1,481,045
		4,429,827

	TOTAL COMMON STOCKS (Cost $64,446,014)	65,228,416

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 3

Small/Mid Cap Growth Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 7.8%
	MONEY MARKET FUND — 7.8%
5,532,651	Fidelity Investments Money Market Government Portfolio, Class I, 4.20%(b) (Cost $5,532,651)	$5,532,651

	TOTAL INVESTMENTS — 100.3% (Cost $69,978,665)	$70,761,067
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%	(190,739)
	NET ASSETS — 100.0%	$70,570,328

MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 4

International Fund

Shares		Fair Value
	COMMON STOCKS — 95.7%
	AEROSPACE & DEFENSE — 5.6%
82,000	Safran S.A. - ADR	$5,430,040
92,200	Thales S.A. - ADR	4,921,175
		10,351,215
	APPAREL & TEXTILE PRODUCTS — 2.1%
219,000	Cie Financiere Richemont S.A. - ADR	3,799,650

	AUTOMOTIVE — 0.5%
28,800	Magna International, Inc.	978,912

	BANKING — 14.7%
38,922	DBS Group Holdings Ltd. - ADR	5,349,634
15,600	HDFC Bank Ltd. - ADR	1,036,464
70,100	ICICI Bank Ltd. - ADR	2,209,552
484,000	Itau Unibanco Holding S.A. - ADR	2,662,000
96,700	KBC Group N.V. - ADR	4,422,091
500,000	Lloyds Banking Group plc - ADR	1,910,000
309,000	Sumitomo Mitsui Financial Group, Inc. - ADR	4,777,140
155,000	UniCredit SpA - ADR	4,349,300
		26,716,181
	BIOTECH & PHARMA — 3.0%
5,900	Argenx S.E. - ADR(a)	3,492,004
100,000	Genmab A/S - ADR(a)	1,958,000
		5,450,004
	CHEMICALS — 2.2%
109,362	Air Liquide S.A. - ADR	4,157,943

	CONSTRUCTION MATERIALS — 2.7%
57,000	CRH plc	5,014,290

	DIVERSIFIED INDUSTRIALS — 1.7%
133,000	Hitachi Ltd. - ADR	3,118,850

	ELECTRIC UTILITIES — 3.3%
438,000	Enel - Societa per Azioni - ADR	3,530,280
39,200	Iberdrola SA - ADR	2,528,008
		6,058,288
	ELECTRICAL EQUIPMENT — 2.4%
84,000	ABB Ltd. - ADR	4,379,760

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 5

International Fund

Shares		Fair Value
	ENGINEERING & CONSTRUCTION — 3.2%
63,000	Cellnex Telecom S.A. - ADR	$1,123,920
149,000	Vinci S.A. - ADR	4,692,010
		5,815,930
	HEALTH CARE FACILITIES & SERVICES — 1.2%
12,100	ICON plc(a)	2,117,379

	HOUSEHOLD PRODUCTS — 2.3%
248,000	Haleon plc - ADR	2,551,920
408,000	Unicharm Corporation - ADR	1,619,760
		4,171,680
	INDUSTRIAL SUPPORT SERVICES — 1.1%
9,500	Ashtead Group plc - ADR	2,061,500

	INSTITUTIONAL FINANCIAL SERVICES — 3.0%
147,000	London Stock Exchange Group plc - ADR	5,544,840

	INSURANCE — 6.0%
84,000	AIA Group Ltd. - ADR	2,541,000
297,000	Muenchener Rueckversicherungs-Gesellschaft A.G. in - ADR	3,757,050
120,000	Tokio Marine Holdings, Inc. - ADR	4,664,400
		10,962,450
	INTERNET MEDIA & SERVICES — 3.7%
100,500	Nebius Group N.V., Class A(a)	2,121,555
497,181	Prosus N.V. - ADR	4,603,896
		6,725,451
	MACHINERY — 4.1%
244,000	Atlas Copco A.B. - ADR	3,435,520
66,150	Techtronic Industries Company Ltd. - ADR	3,973,134
		7,408,654
	MEDICAL EQUIPMENT & DEVICES — 6.3%
62,500	Alcon, Inc.	5,933,125
35,000	Hoya Corporation - ADR	3,963,050
60,400	Smith & Nephew plc - ADR	1,713,548
		11,609,723
	METALS & MINING — 0.9%
26,300	Rio Tinto plc - ADR	1,580,104

	OIL & GAS PRODUCERS — 5.1%
142,600	Canadian Natural Resources Ltd.	4,392,080
143,000	Equinor ASA - ADR	3,782,350
81,500	Petroleo Brasileiro S.A. - ADR	1,168,710
		9,343,140

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 6

International Fund

Shares		Fair Value
	SEMICONDUCTORS — 6.5%
7,500	ASM International N.V. - ADR	$3,413,925
9,300	NXP Semiconductors N.V.	1,767,558
38,000	STMicroelectronics N.V. - ADR	834,480
26,800	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,448,801
19,292	Tokyo Electron Ltd. - ADR	1,320,537
		11,785,301
	SPECIALTY FINANCE — 2.4%
210,000	ORIX Corporation - ADR	4,386,900

	TECHNOLOGY HARDWARE — 1.9%
366,328	FUJIFILM Holdings Corporation - ADR	3,509,422

	TECHNOLOGY SERVICES — 3.7%
67,500	Amadeus IT Group S.A. - ADR	5,160,375
86,000	Infosys Ltd. - ADR	1,569,500
		6,729,875
	TRANSPORTATION & LOGISTICS — 4.2%
67,000	Canadian Pacific Kansas City Ltd.	4,704,070
68,000	Ryanair Holdings plc - ADR	2,881,160
		7,585,230
	WHOLESALE - CONSUMER STAPLES — 1.9%
37,100	ITOCHU Corporation - ADR	3,450,671

	TOTAL COMMON STOCKS (Cost $128,700,597)	174,813,343

	SHORT-TERM INVESTMENT — 3.8%
	MONEY MARKET FUND — 3.8%
6,925,327	Fidelity Investments Money Market Government Portfolio, Class I, 4.20%(b) (Cost $6,925,327)	6,925,327

	TOTAL INVESTMENTS — 99.5% (Cost $135,625,924)	$181,738,670
	OTHER ASSETS IN EXCESS OF LIABILITIES— 0.5%	887,096
	NET ASSETS — 100.0%	$182,625,766

ADR	American Depositary Receipt
A/S	Anonim Sirketi
LTD	Limited Company
N.V.	Naamioze Vennootschap
PLC	Public Limited Company
S.A.	Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 7

International Fund

	DIVERSIFICATION OF ASSETS
% OF NET ASSETS	COUNTRY	% OF NET ASSETS	COUNTRY
16.9%	Japan	2.4%	Taiwan Province Of China
10.5%	France	2.4%	Belgium
8.9%	Netherlands	2.1%	Brazil
8.4%	United Kingdom	2.1%	Norway
7.7%	Switzerland	2.1%	Germany
5.5%	Canada	1.9%	Sweden
5.5%	Ireland	1.1%	Denmark
4.8%	Spain	95.7%	Total
4.3%	Italy	3.8%	Money Market Fund
3.6%	Hong Kong	0.5%	Other Assets in Excess of Liabilities
2.9%	Singapore	100.0%	Grand Total
2.6%	India

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 8

Large/Mid Cap Growth Fund

Shares		Fair Value
	COMMON STOCKS — 84.6%
	AEROSPACE & DEFENSE — 1.6%
2,537	TransDigm Group, Inc.	$3,509,407

	APPAREL & TEXTILE PRODUCTS — 0.5%
23,788	On Holding A.G.(a)	1,044,769

	AUTOMOTIVE — 2.2%
18,935	Tesla, Inc.(a)	4,907,195

	BIOTECH & PHARMA — 1.5%
20,188	Zoetis, Inc.	3,323,954

	CHEMICALS — 4.0%
12,126	Linde plc	5,646,351
8,871	Sherwin-Williams Company (The)	3,097,664
		8,744,015
	COMMERCIAL SUPPORT SERVICES — 3.8%
16,607	Cintas Corporation	3,413,237
21,893	Waste Management, Inc.	5,068,448
		8,481,685
	CONSTRUCTION MATERIALS — 0.9%
4,297	Martin Marietta Materials, Inc.	2,054,525

	ELECTRICAL EQUIPMENT — 2.0%
67,134	Amphenol Corporation, Class A	4,403,319

	HEALTH CARE FACILITIES & SERVICES — 0.8%
6,010	Cencora, Inc.	1,671,321

	INDUSTRIAL REIT — 1.1%
22,543	Prologis, Inc.	2,520,082

	INDUSTRIAL SUPPORT SERVICES — 1.8%
27,700	Fastenal Company	2,148,135
1,781	WW Grainger, Inc.	1,759,325
		3,907,460
	INFRASTRUCTURE REIT — 1.8%
11,472	American Tower Corporation	2,496,307
13,851	Crown Castle International Corp.	1,443,690
		3,939,997
	INSTITUTIONAL FINANCIAL SERVICES — 1.9%
23,961	Intercontinental Exchange, Inc.	4,133,273

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 9

Large/Mid Cap Growth Fund

Shares		Fair Value
	INSURANCE — 3.2%
15,079	Arthur J Gallagher & Company	$5,205,874
6,832	Progressive Corporation (The)	1,933,524
		7,139,398
	LEISURE FACILITIES & SERVICES — 1.4%
60,919	Chipotle Mexican Grill, Inc.(a)	3,058,743

	MACHINERY — 1.5%
7,161	Caterpillar, Inc.	2,361,698
11,901	Ingersoll Rand, Inc.	952,437
		3,314,135
	MEDICAL EQUIPMENT & DEVICES — 6.3%
17,575	Danaher Corporation	3,602,875
9,976	Intuitive Surgical, Inc.(a)	4,940,814
14,565	Stryker Corporation	5,421,821
		13,965,510
	RETAIL - CONSUMER STAPLES — 5.8%
13,453	Costco Wholesale Corporation	12,723,578

	RETAIL - DISCRETIONARY — 3.9%
7,233	Burlington Stores, Inc.(a)	1,723,840
4,175	O’Reilly Automotive, Inc.(a)	5,981,021
17,455	Tractor Supply Company	961,771
		8,666,632
	SEMICONDUCTORS — 17.7%
18,481	Analog Devices, Inc.	3,727,063
45,375	Broadcom, Inc.	7,597,136
5,111	KLA Corporation	3,474,458
10,295	Marvell Technology, Inc.	633,863
176,055	NVIDIA Corporation	19,080,841
7,879	NXP Semiconductors N.V.	1,497,483
16,847	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,796,602
		38,807,446
	SOFTWARE — 17.3%
16,004	Cadence Design Systems, Inc.(a)	4,070,297
6,535	Crowdstrike Holdings, Inc., Class A(a)	2,304,110
28,652	DocuSign, Inc.(a)	2,332,273
8,463	Guidewire Software, Inc.(a)	1,585,628
3,185	HubSpot, Inc.(a)	1,819,559
5,206	Manhattan Associates, Inc.(a)	900,846
26,439	Palo Alto Networks, Inc.(a)	4,511,551
9,221	Roper Technologies, Inc.	5,436,517
6,813	ServiceNow, Inc.(a)	5,424,102
30,327	Shopify, Inc., Class A(a)	2,895,622

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 10

Large/Mid Cap Growth Fund

Shares		Fair Value
	SOFTWARE — 17.3% (Continued)
8,235	Synopsys, Inc.(a)	$3,531,580
5,133	Tyler Technologies, Inc.(a)	2,984,275
		37,796,360
	TECHNOLOGY HARDWARE — 1.4%
25,226	Arista Networks, Inc.(a)	1,954,510
18,634	Ciena Corporation(a)	1,126,053
		3,080,563
	TECHNOLOGY SERVICES — 0.4%
28,436	Toast, Inc., Class A(a)	943,222

	TRANSPORTATION & LOGISTICS — 1.8%
39,152	Canadian Pacific Kansas City Ltd.	2,748,862
7,449	Old Dominion Freight Line, Inc.	1,232,437
		3,981,299
	TOTAL COMMON STOCKS (Cost $146,854,789)	186,117,888

	EXCHANGE-TRADED FUNDS — 11.2%
	EQUITY — 11.2%
791,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	20,067,116
109,000	Timothy Plan US Large/Mid Cap Core ETF(b)	4,625,960
		24,693,076
	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,130,928)	24,693,076

	SHORT-TERM INVESTMENT — 5.4%
	MONEY MARKET FUND — 5.4%
11,903,458	Fidelity Investments Money Market Government Portfolio, Class I, 4.20%(c) (Cost $11,903,458)	11,903,458

	TOTAL INVESTMENTS — 101.2% (Cost $181,889,175)	$222,714,422
	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%	(2,719,673)
	NET ASSETS — 100.0%	$219,994,749

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LTD	Limited Company
N.V.	Naamioze Vennootschap
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 11

Small Cap Value Fund

Shares		Fair Value
	COMMON STOCKS — 86.3%
	AEROSPACE & DEFENSE — 4.6%
55,021	AAR Corporation(a)	$3,080,626
55,217	Kratos Defense & Security Solutions, Inc.(a)	1,639,393
17,909	Moog, Inc., Class A	3,104,524
		7,824,543
	BANKING — 14.1%
84,211	Atlantic Union Bankshares Corporation	2,622,331
40,208	Bank of NT Butterfield & Son Ltd. (The)	1,564,895
45,116	Banner Corporation	2,877,047
26,512	City Holding Company	3,114,364
25,025	Coastal Financial Corporation(a)	2,262,510
73,240	First Bancorp	2,939,854
75,277	National Bank Holdings Corporation, Class A	2,880,851
86,645	Renasant Corporation	2,939,865
118,982	Seacoast Banking Corporation of Florida	3,061,406
		24,263,123
	BIOTECH & PHARMA — 1.8%
35,173	Prestige Consumer Healthcare, Inc.(a)	3,023,823

	CHEMICALS — 4.7%
40,801	Avient Corporation	1,516,165
23,186	Hawkins, Inc.	2,455,861
15,513	Innospec, Inc.	1,469,857
50,425	Stepan Company	2,775,391
		8,217,274
	ELECTRIC UTILITIES — 4.5%
53,056	Avista Corporation	2,221,455
42,466	Northwestern Energy Group, Inc.	2,457,507
58,135	TXNM Energy, Inc.	3,109,060
		7,788,022
	ENGINEERING & CONSTRUCTION — 1.9%
86,152	Everus Construction Group, Inc.(a)	3,195,378

	FOOD — 1.7%
22,269	J & J Snack Foods Corporation	2,933,273

	FORESTRY, PAPER & WOOD PRODUCTS — 1.8%
30,741	Boise Cascade Company	3,015,385

	HOME CONSTRUCTION — 1.7%
44,266	Century Communities, Inc.	2,970,249

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 12

Small Cap Value Fund

Shares		Fair Value
	HOUSEHOLD PRODUCTS — 1.8%
48,757	Central Garden & Pet Company, Class A(a)	$1,595,816
12,854	Interparfums, Inc.	1,463,685
		3,059,501
	INDUSTRIAL INTERMEDIATE PROD — 1.3%
27,107	AZZ, Inc.	2,266,416

	INSTITUTIONAL FINANCIAL SERVICES — 1.7%
11,633	Piper Sandler Companies	2,881,029

	INSURANCE — 2.8%
31,434	AMERISAFE, Inc.	1,651,857
70,656	Baldwin Insurance Group, Inc. (The)(a)	3,157,616
		4,809,473
	LEISURE FACILITIES & SERVICES — 2.3%
48,570	Cheesecake Factory, Inc. (The)	2,363,416
39,832	Papa John’s International, Inc.	1,636,299
		3,999,715
	LEISURE PRODUCTS — 1.0%
51,007	YETI Holdings, Inc.(a)	1,688,332

	MACHINERY — 1.7%
16,579	Alamo Group, Inc.	2,954,544

	MEDICAL EQUIPMENT & DEVICES — 3.7%
53,662	CONMED Corporation	3,240,648
29,259	Merit Medical Systems, Inc.(a)	3,092,969
		6,333,617
	METALS & MINING — 1.4%
234,395	Constellium S.E.(a)	2,365,046

	OFFICE REIT — 1.8%
113,248	COPT Defense Properties	3,088,273

	OIL & GAS PRODUCERS — 7.8%
8,608	Gulfport Energy Corporation(a)	1,585,077
71,139	Infinity Natural Resources, Inc., Class A(a)	1,333,856
99,289	Northern Oil and Gas, Inc.	3,001,507
79,662	Sitio Royalties Corporation, Class A	1,582,884
97,911	SM Energy Company	2,932,434
143,485	Vital Energy, Inc.(a)	3,044,753
		13,480,511

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 13

Small Cap Value Fund

Shares		Fair Value
	OIL & GAS SERVICES & EQUIPMENT — 0.8%
50,696	Thermon Group Holdings, Inc.(a)	$1,411,884

	REAL ESTATE INVESTMENT TRUSTS — 5.2%
173,908	Plymouth Industrial REIT, Inc.	2,834,700
67,475	PotlatchDeltic Corporation	3,044,472
158,971	Urban Edge Properties	3,020,449
		8,899,621
	RETAIL - DISCRETIONARY — 4.3%
63,983	Academy Sports & Outdoors, Inc.	2,918,264
39,737	GMS, Inc.(a)	2,907,556
27,226	Sonic Automotive, Inc., Class A	1,550,793
		7,376,613
	RETAIL REIT — 1.8%
110,389	Four Corners Property Trust, Inc.	3,168,165

	SEMICONDUCTORS — 2.2%
29,763	Rambus, Inc.(a)	1,540,979
108,044	Veeco Instruments, Inc.(a)	2,169,524
		3,710,503
	SOFTWARE — 3.3%
49,702	Blackline, Inc.(a)	2,406,571
149,462	Verra Mobility Corporation(a)	3,364,390
		5,770,961
	TECHNOLOGY HARDWARE — 0.8%
128,396	Viavi Solutions, Inc.(a)	1,436,751

	TELECOMMUNICATIONS — 0.7%
20,845	Cogent Communications Holdings, Inc.	1,278,007

	TRANSPORTATION & LOGISTICS — 1.4%
35,338	ArcBest Corporation	2,494,156

	TRANSPORTATION EQUIPMENT — 1.7%
90,116	Blue Bird Corporation(a)	2,917,055

	TOTAL COMMON STOCKS (Cost $152,306,562)	148,621,243

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 14

Small Cap Value Fund

Shares		Fair Value
	EXCHANGE-TRADED FUND — 12.5%
	EQUITY — 12.5%
580,000	Timothy Plan US Small Cap Core ETF(b)	$21,476,878

	TOTAL EXCHANGE-TRADED FUND (Cost $14,834,080)	21,476,878

	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND — 1.6%
2,729,372	Fidelity Investments Money Market Government Portfolio, Class I, 4.20%(c) (Cost $2,729,372)	2,729,372

	TOTAL INVESTMENTS — 100.4% (Cost $169,870,014)	$172,827,493
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%	(635,306)
	NET ASSETS — 100.0%	$172,192,187

ETF	Exchange-Traded Fund
LTD	Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 15

Large/Mid Cap Value Fund

Shares		Fair Value
	COMMON STOCKS — 75.5%
	AEROSPACE & DEFENSE — 2.0%
23,452	General Dynamics Corporation	$6,392,546

	BANKING — 3.8%
52,269	Cullen/Frost Bankers, Inc.	6,544,080
61,703	SouthState Corporation	5,727,272
		12,271,352
	CHEMICALS — 2.1%
18,966	Sherwin-Williams Company (The)	6,622,737

	COMMERCIAL SUPPORT SERVICES — 2.3%
37,479	Waste Connections, Inc.	7,315,526

	CONTAINERS & PACKAGING — 1.5%
55,114	Crown Holdings, Inc.	4,919,476

	ELECTRIC UTILITIES — 6.1%
85,892	CMS Energy Corporation	6,451,348
94,157	NextEra Energy, Inc.	6,674,790
58,443	WEC Energy Group, Inc.	6,369,118
		19,495,256
	ELECTRICAL EQUIPMENT — 3.7%
19,100	Hubbell, Inc.	6,320,382
29,706	Littelfuse, Inc.	5,844,358
		12,164,740
	FOOD — 6.7%
56,816	J M Smucker Company (The)	6,727,583
36,524	Lancaster Colony Corporation	6,391,700
102,319	McCormick & Company, Inc.	8,421,877
		21,541,160
	HEALTH CARE FACILITIES & SERVICES — 1.9%
17,544	HCA Healthcare, Inc.	6,062,329

	INSTITUTIONAL FINANCIAL SERVICES — 2.3%
42,750	Intercontinental Exchange, Inc.	7,374,375

	INSURANCE — 2.1%
19,176	Arthur J Gallagher & Company	6,620,322

	LEISURE FACILITIES & SERVICES — 2.4%
16,537	Domino’s Pizza, Inc.	7,597,924

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 16

Large/Mid Cap Value Fund

Shares		Fair Value
	MEDICAL EQUIPMENT & DEVICES — 5.3%
28,024	Danaher Corporation	$5,744,920
57,927	Revvity, Inc.	6,128,677
23,046	STERIS plc	5,223,376
		17,096,973
	OIL & GAS PRODUCERS — 3.8%
57,825	ConocoPhillips	6,072,782
48,266	EOG Resources, Inc.	6,189,631
		12,262,413
	REAL ESTATE INVESTMENT TRUSTS — 1.9%
55,495	Prologis, Inc.	6,203,786

	RETAIL - CONSUMER STAPLES — 2.0%
6,912	Costco Wholesale Corporation	6,537,231

	RETAIL - DISCRETIONARY — 2.1%
4,701	O’Reilly Automotive, Inc.(a)	6,734,559

	SEMICONDUCTORS — 7.9%
32,339	Broadcom, Inc.	5,414,519
73,911	Marvell Technology, Inc.	4,550,700
88,646	Microchip Technology, Inc.	4,291,353
10,218	Monolithic Power Systems, Inc.	5,926,235
45,935	NVIDIA Corporation	4,978,435
		25,161,242
	SOFTWARE — 6.9%
21,051	Cadence Design Systems, Inc.(a)	5,353,901
11,229	Synopsys, Inc.(a)	4,815,557
11,019	Tyler Technologies, Inc.(a)	6,406,335
252,214	Verra Mobility Corporation(a)	5,677,337
		22,253,130
	TECHNOLOGY SERVICES — 4.3%
80,159	Amdocs Ltd.	7,334,549
17,562	CACI International, Inc., Class A(a)	6,443,849
		13,778,398
	TIMBER REIT — 2.1%
225,834	Weyerhaeuser Company	6,612,420

	TRANSPORTATION & LOGISTICS — 2.3%
31,118	Union Pacific Corporation	7,351,316

	TOTAL COMMON STOCKS (Cost $185,577,447)	242,369,211

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 17

Large/Mid Cap Value Fund

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 18.3%
	EQUITY — 18.3%
868,000	Timothy Plan High Dividend Stock Enhanced ETF(b)	$22,271,231
182,500	Timothy Plan High Dividend Stock ETF	6,865,650
969,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	24,582,852
118,000	Timothy Plan US Large/Mid Cap Core ETF(b)	5,007,920
		58,727,653
	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,059,654)	58,727,653

	SHORT-TERM INVESTMENT — 6.2%
	MONEY MARKET FUND — 6.2%
20,062,163	Fidelity Investments Money Market Government Portfolio, Class I, 4.20%(c) (Cost $20,062,163)	20,062,163

	TOTAL INVESTMENTS — 100.0% (Cost $259,699,264)	$321,159,027
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%	83,329
	NET ASSETS — 100.0%	$321,242,356

ETF	Exchange-Traded Fund
LTD	Limited Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 18

Fixed Income Fund

PRINCIPAL AMOUNT ($)		COUPON RATE (%)	MATURITY	FAIR VALUE
	ASSET BACKED SECURITIES — 3.1%
	OTHER ABS — 3.1%
1,115,000	CNH Equipment Trust 2025-A Series A A3	4.3600	08/15/30	$1,115,552
2,320,000	John Deere Owner Trust 2025 Series A A3	4.2300	09/17/29	2,319,590
				3,435,142

	TOTAL ASSET BACKED SECURITIES (Cost $3,434,735)			3,435,142

	CORPORATE BONDS — 28.0%
	CHEMICALS — 2.1%
1,570,000	Nutrien Ltd.	4.0000	12/15/26	1,557,414
805,000	Nutrien Ltd.	2.9500	05/13/30	736,093
				2,293,507
	COMMERCIAL SUPPORT SERVICES — 0.8%
450,000	Republic Services, Inc.	5.0000	04/01/34	448,035
450,000	Waste Management, Inc.	4.6250	02/15/33	445,053
				893,088
	ELECTRIC UTILITIES — 3.6%
2,205,000	American Electric Power Company, Inc.	3.2000	11/13/27	2,136,545
1,000,000	Electricite de France S.A.(a)	5.7000	05/23/28	1,026,232
405,000	National Rural Utilities Cooperative Finance	5.0500	09/15/28	412,109
442,000	WEC Energy Group, Inc.	3.5500	06/15/25	440,581
				4,015,467
	GAS & WATER UTILITIES — 1.9%
2,185,000	NiSource, Inc.	3.4900	05/15/27	2,140,484

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
1,000,000	Cboe Global Markets, Inc.	3.6500	01/12/27	989,225

	MACHINERY — 1.6%
900,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	901,478
900,000	John Deere Capital Corporation	3.9000	06/07/32	853,318
				1,754,796
	METALS & MINING — 3.3%
925,000	BHP Billiton Finance USA Ltd.	5.1250	02/21/32	934,040
1,430,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	1,444,884
930,000	Rio Tinto Finance USA plc	5.0000	03/14/32	933,514
450,000	Rio Tinto Finance USA plc	5.0000	03/09/33	451,906
				3,764,344

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 19

Fixed Income Fund

PRINCIPAL AMOUNT ($)		COUPON RATE (%)	MATURITY	FAIR VALUE
	OIL & GAS PRODUCERS — 4.9%
1,815,000	Columbia Pipelines Holding Company, LLC(a)	6.0420	08/15/28	$1,876,829
1,150,000	Energy Transfer, L.P.	5.6000	09/01/34	1,149,804
1,980,000	Energy Transfer, L.P.	6.2500	04/15/49	1,958,864
450,000	Enterprise Products Operating, LLC	5.3500	01/31/33	460,662
				5,446,159
	REAL ESTATE INVESTMENT TRUSTS — 4.0%
930,000	American Tower Corporation	5.3500	03/15/35	930,777
1,520,000	Digital Realty Trust, L.P.	3.7000	08/15/27	1,492,329
2,200,000	Healthpeak Properties, Inc.	3.5000	07/15/29	2,086,046
				4,509,152
	RETAIL - CONSUMER STAPLES — 1.4%
1,575,000	Dollar General Corporation	4.1250	05/01/28	1,550,320

	RETAIL - DISCRETIONARY — 1.6%
1,795,000	Tractor Supply Company	5.2500	05/15/33	1,809,993

	TRANSPORTATION & LOGISTICS — 1.9%
2,190,000	CSX Corporation	3.2500	06/01/27	2,139,915

	TOTAL CORPORATE BONDS (Cost $31,758,831)			31,306,450

	NON U.S. GOVERNMENT & AGENCIES — 4.5%
	LOCAL AUTHORITY — 2.0%
2,235,000	Province of Ontario Canada	2.5000	04/27/26	2,196,094

	SOVEREIGN — 2.5%
1,800,000	Israel Government International Bond	5.5000	03/12/34	1,792,800
1,000,000	Mexico Government International Bond	6.8750	05/13/37	1,025,600
				2,818,400

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $5,023,586)			5,014,494

	U.S. GOVERNMENT & AGENCIES — 62.9%
	AGENCY FIXED RATE — 38.0%
1,027,473	Fannie Mae Pool FM5537	2.0000	01/01/36	935,036
761,861	Fannie Mae Pool MA4316	2.5000	04/01/36	706,158
601,462	Fannie Mae Pool MA4366	2.5000	06/01/41	528,239
351,489	Fannie Mae Pool MA4475	2.5000	10/01/41	309,600
1,005,735	Fannie Mae Pool MA4617	3.0000	04/01/42	906,536
837,939	Fannie Mae Pool FM4053	2.5000	08/01/50	705,700

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 20

Fixed Income Fund

PRINCIPAL AMOUNT ($)		COUPON RATE (%)	MATURITY	FAIR VALUE
	AGENCY FIXED RATE — 38.0% (Continued)
1,125,719	Fannie Mae Pool CA8897	3.0000	02/01/51	$988,178
684,331	Fannie Mae Pool MA4258	3.5000	02/01/51	623,265
393,179	Fannie Mae Pool FM6550	2.0000	03/01/51	317,276
697,776	Fannie Mae Pool CB0855	3.0000	06/01/51	609,732
1,343,017	Fannie Mae Pool FS3744	2.0000	07/01/51	1,076,163
419,327	Fannie Mae Pool FS1807	3.5000	07/01/51	381,914
1,373,711	Fannie Mae Pool CB1384	2.5000	08/01/51	1,154,366
733,297	Fannie Mae Pool FS9085	3.0000	12/01/51	638,339
1,212,361	Fannie Mae Pool FS6141	2.0000	01/01/52	972,116
304,126	Fannie Mae Pool BU1322	2.5000	02/01/52	254,426
849,431	Fannie Mae Pool CB3486	3.5000	05/01/52	766,811
441,355	Fannie Mae Pool FS1704	4.0000	05/01/52	415,078
743,997	Fannie Mae Pool BV9960	4.0000	06/01/52	697,200
808,925	Fannie Mae Pool FS3159	4.5000	10/01/52	777,495
1,230,178	Fannie Mae Pool FS4075	5.0000	04/01/53	1,217,173
1,151,972	Fannie Mae Pool FS5044	4.5000	06/01/53	1,114,069
280,496	Fannie Mae Pool FS4621	5.0000	06/01/53	278,738
1,678,531	Fannie Mae Pool MA5039	5.5000	06/01/53	1,678,171
893,292	Fannie Mae Pool FS8291	5.5000	07/01/53	900,054
1,081,441	Fannie Mae Pool FS6787	6.0000	01/01/54	1,110,659
1,057,014	Fannie Mae Pool CB7980	5.5000	02/01/54	1,062,609
273,261	Fannie Mae Pool FS8138	6.5000	06/01/54	285,180
1,086,840	Fannie Mae Pool FS9456	5.5000	11/01/54	1,087,221
47,036	Ginnie Mae I Pool 723248	5.0000	10/15/39	47,597
199,129	Ginnie Mae I Pool 783060	4.0000	08/15/40	189,920
110,836	Ginnie Mae I Pool 783403	3.5000	09/15/41	104,001
86,905	Ginnie Mae II Pool 4520	5.0000	08/20/39	87,988
115,921	Ginnie Mae II Pool 4947	5.0000	02/20/41	116,385
212,641	Ginnie Mae II Pool MA3376	3.5000	01/20/46	196,958
134,982	Ginnie Mae II Pool MA3596	3.0000	04/20/46	121,224
358,984	Ginnie Mae II Pool MA3663	3.5000	05/20/46	332,230
129,672	Ginnie Mae II Pool MA3736	3.5000	06/20/46	119,934
223,838	Ginnie Mae II Pool MA4004	3.5000	10/20/46	206,982
149,968	Ginnie Mae II Pool MA4509	3.0000	06/20/47	134,377
179,938	Ginnie Mae II Pool MA4652	3.5000	08/20/47	166,050
220,343	Ginnie Mae II Pool MA4719	3.5000	09/20/47	202,828
225,917	Ginnie Mae II Pool MA4778	3.5000	10/20/47	208,054
179,263	Ginnie Mae II Pool MA4901	4.0000	12/20/47	169,216
155,178	Ginnie Mae II Pool MA4963	4.0000	01/20/48	146,323
146,313	Ginnie Mae II Pool MA6092	4.5000	08/20/49	141,375
155,674	Ginnie Mae II Pool MA6156	4.5000	09/20/49	150,562
575,109	Ginnie Mae II Pool BN2662	3.0000	10/20/49	509,743

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 21

Fixed Income Fund

PRINCIPAL AMOUNT ($)		COUPON RATE (%)	MATURITY	FAIR VALUE
	AGENCY FIXED RATE — 38.0% (Continued)
144,302	Ginnie Mae II Pool MA6221	4.5000	10/20/49	$139,890
149,371	Ginnie Mae II Pool MA6477	4.5000	02/20/50	145,081
229,416	Ginnie Mae II Pool MA6478	5.0000	02/20/50	229,057
230,981	Ginnie Mae II Pool MA6544	4.5000	03/20/50	224,288
165,816	Ginnie Mae II Pool MA6545	5.0000	03/20/50	165,574
963,053	Ginnie Mae II Pool MA6598	2.5000	04/20/50	822,820
237,274	Ginnie Mae II Pool MA6600	3.5000	04/20/50	217,806
200,657	Ginnie Mae II Pool MA6601	4.0000	04/20/50	188,817
182,415	Ginnie Mae II Pool MA6603	5.0000	04/20/50	182,107
862,615	Ginnie Mae II Pool MA7255	2.5000	03/20/51	734,871
637,443	Ginnie Mae II Pool MA7418	2.5000	06/20/51	543,045
1,060,331	Ginnie Mae II Pool MA7419	3.0000	06/20/51	938,725
961,790	Ginnie Mae II Pool MA7472	2.5000	07/20/51	819,359
1,121,405	Ginnie Mae II Pool CE1974	3.0000	08/20/51	1,005,107
1,022,654	Ginnie Mae II Pool CE1990	2.5000	09/20/51	870,454
1,133,904	Ginnie Mae II Pool MA7705	2.5000	11/20/51	965,985
1,205,905	Ginnie Mae II Pool MA7768	3.0000	12/20/51	1,067,604
911,939	Ginnie Mae II Pool MA7829	3.5000	01/20/52	836,435
885,585	Ginnie Mae II Pool MA7939	4.0000	03/20/52	829,945
1,005,682	Ginnie Mae II Pool MA7987	2.5000	04/20/52	856,752
960,906	Ginnie Mae II Pool MA8268	4.5000	09/20/52	922,002
982,733	Ginnie Mae II Pool MA8800	5.0000	04/20/53	968,957
1,165,404	Ginnie Mae II Pool MA8874	3.0000	05/20/53	1,035,098
1,183,540	Ginnie Mae II Pool MA8943	3.0000	06/20/53	1,047,804
890,723	Ginnie Mae II Pool MA9017	5.5000	07/20/53	894,964
				42,501,796
	U.S. TREASURY BILLS — 24.7%
2,210,000	United States Treasury Note	4.8750	04/30/26	2,229,001
3,815,000	United States Treasury Note	4.6250	04/30/29	3,911,046
1,085,000	United States Treasury Note	4.6250	04/30/31	1,117,423
8,930,000	United States Treasury Note	4.3750	05/15/34	9,029,940
3,430,000	United States Treasury Note	4.5000	02/15/44	3,377,545
7,925,000	United States Treasury Note	4.6250	05/15/54	7,913,700
				27,578,655
	U.S. TREASURY NOTES — 0.2%
205,000	United States Treasury Note	0.2500	05/31/25	203,636

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $73,755,649)			70,284,087

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 22

Fixed Income Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.9%
	MONEY MARKET FUND — 0.9%
1,002,141	Fidelity Investments Money Market Government Portfolio, Class I, 4.20%(b) (Cost $1,002,141)	$1,002,141

	TOTAL INVESTMENTS — 99.4% (Cost $114,974,942)	$111,042,314
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%	676,503
	NET ASSETS — 100.0%	$111,718,817

LLC	Limited Liability Company
LP	Limited Partnership
LTD	Limited Company
PLC	Public Limited Company
S.A.	Société Anonyme

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is $2,903,061 or 2.6% of net assets.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 23

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.7%
	AEROSPACE & DEFENSE — 1.4%
1,165,000	Goat Holdco, LLC(a)		6.7500	02/01/32	$1,141,286
500,000	TransDigm, Inc.(a)		6.3750	03/01/29	505,657
1,250,000	TransDigm, Inc.(a)		6.8750	12/15/30	1,279,343
					2,926,286
	ASSET MANAGEMENT — 0.8%
1,600,000	AG TTMT Escrow Issuer, LLC(a)		8.6250	09/30/27	1,641,282

	AUTOMOTIVE — 5.7%
3,500,000	Adient Global Holdings Ltd.(a)		8.2500	04/15/31	3,394,838
2,705,000	Adient Global Holdings Ltd.(a)		7.5000	02/15/33	2,517,272
3,620,000	Aptiv plc / Aptiv Global Financing DAC(b)	H15T5Y + 3.385%	6.8750	12/15/54	3,552,754
2,500,000	Goodyear Tire & Rubber Company (The)		5.6250	04/30/33	2,229,098
					11,693,962
	BIOTECH & PHARMA — 0.2%
439,000	Bausch Health Americas, Inc.(a)		8.5000	01/31/27	417,636

	CHEMICALS — 7.5%
1,750,000	Avient Corporation(a)		7.1250	08/01/30	1,786,432
1,145,000	Avient Corporation(a)		6.2500	11/01/31	1,135,747
2,000,000	Axalta Coating Systems, LLC(a)		3.3750	02/15/29	1,828,947
2,500,000	Chemours Company (The)(a)		4.6250	11/15/29	2,136,974
2,565,000	Chemours Company (The)(a)		8.0000	01/15/33	2,396,846
1,860,000	INEOS Finance plc(a)		7.5000	04/15/29	1,852,333
4,065,000	Mativ Holdings, Inc.(a)		8.0000	10/01/29	3,510,736
1,000,000	WR Grace Holdings, LLC(a)		7.3750	03/01/31	1,000,138
					15,648,153
	COMMERCIAL SUPPORT SERVICES — 7.8%
2,310,000	Allied Universal Holdco, LLC(a)		7.8750	02/15/31	2,341,294
125,000	Allied Universal Holdco, LLC/Allied Universal Finance Corporation(a)		4.6250	06/01/28	118,074
1,625,000	Clean Harbors, Inc.(a)		6.3750	02/01/31	1,643,302
2,125,000	Covanta Holding Corporation(a)		4.8750	12/01/29	1,979,147
1,750,000	Covanta Holding Corporation		5.0000	09/01/30	1,625,607
3,600,000	Enviri Corporation(a)		5.7500	07/31/27	3,442,157
500,000	GFL Environmental, Inc.(a)		6.7500	01/15/31	516,126
1,000,000	VT Topco, Inc.(a)		8.5000	08/15/30	1,049,783
2,225,000	Waste Pro USA, Inc.(a)		7.0000	02/01/33	2,236,532
1,000,000	Williams Scotsman, Inc.(a)		6.6250	06/15/29	1,012,119
					15,964,141

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 24

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CONSTRUCTION MATERIALS — 1.2%
1,000,000	Cemex S.A.B. de C.V.(a)		5.2000	09/17/30	$978,057
500,000	Cemex S.A.B. de C.V.(a)		3.8750	07/11/31	447,811
660,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	664,412
335,000	Standard Industries, Inc.(a)		6.5000	08/15/32	335,337
					2,425,617
	CONSUMER SERVICES — 2.5%
3,092,000	PROG Holdings, Inc.(a)		6.0000	11/15/29	2,856,575
2,500,000	Upbound Group, Inc.(a)		6.3750	02/15/29	2,367,004
					5,223,579
	CONTAINERS & PACKAGING — 6.2%
875,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh Metal Packaging Finance plc(a)		6.0000	06/15/27	863,701
2,500,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh Metal Packaging Finance plc(a)		4.0000	09/01/29	2,132,262
1,000,000	Canpack S.A. / Canpack US, LLC(a)		3.8750	11/15/29	907,406
1,500,000	Graham Packaging Company, Inc.(a)		7.1250	08/15/28	1,466,839
1,250,000	Graphic Packaging International, LLC(a)		3.7500	02/01/30	1,142,308
1,250,000	LABL, Inc.(a)		5.8750	11/01/28	985,926
625,000	LABL, Inc.(a)		9.5000	11/01/28	529,185
1,000,000	LABL, Inc.(a)		8.2500	11/01/29	638,125
2,550,000	Mauser Packaging Solutions Holding Company(a)		7.8750	04/15/27	2,502,187
1,750,000	TriMas Corporation(a)		4.1250	04/15/29	1,627,558
					12,795,497
	ELECTRIC UTILITIES — 2.0%
1,910,000	Alpha Generation, LLC(a)		6.7500	10/15/32	1,912,697
2,000,000	Vistra Corporation(a),(b)	H15T5Y + 5.740%	7.0000	06/15/70	2,027,294
250,000	Vistra Operations Company, LLC(a)		4.3750	05/01/29	236,908
					4,176,899
	ELECTRICAL EQUIPMENT — 2.7%
1,000,000	BWX Technologies, Inc.(a)		4.1250	06/30/28	945,342
1,000,000	BWX Technologies, Inc.(a)		4.1250	04/15/29	934,410
700,000	Gates Corporation (The)(a)		6.8750	07/01/29	713,274
1,360,000	WESCO Distribution, Inc.(a)		6.3750	03/15/29	1,377,152
1,360,000	WESCO Distribution, Inc.(a)		6.6250	03/15/32	1,378,363
					5,348,541
	FOOD — 1.0%
2,100,000	Darling Ingredients, Inc.(a)		6.0000	06/15/30	2,084,907

	HEALTH CARE FACILITIES & SERVICES — 3.7%
1,835,000	Concentra Escrow Issuer Corporation(a)		6.8750	07/15/32	1,868,338
820,000	HAH Group Holding Company, LLC(a)		9.7500	10/01/31	790,083
1,500,000	HealthEquity, Inc.(a)		4.5000	10/01/29	1,407,707

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 25

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	HEALTH CARE FACILITIES & SERVICES — 3.7% (Continued)
1,000,000	Heartland Dental, LLC / Heartland Dental Finance Corporation(a)		10.5000	04/30/28	$1,051,923
1,750,000	Pediatrix Medical Group, Inc.(a)		5.3750	02/15/30	1,683,016
750,000	Tenet Healthcare Corporation		6.1250	10/01/28	746,091
					7,547,158
	HOME CONSTRUCTION — 4.2%
500,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)		6.6250	01/15/28	497,483
1,750,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)		4.6250	08/01/29	1,584,533
1,000,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)		4.6250	04/01/30	903,421
3,042,000	Interface, Inc.(a)		5.5000	12/01/28	2,964,207
680,000	STL Holding Company, LLC(a)		8.7500	02/15/29	698,551
2,023,000	Weekley Homes, LLC / Weekley Finance Corporation(a)		4.8750	09/15/28	1,918,520
					8,566,715
	HOUSEHOLD PRODUCTS — 0.5%
1,000,000	Energizer Holdings, Inc.(a)		6.5000	12/31/27	1,006,849

	INDUSTRIAL SUPPORT SERVICES — 0.2%
500,000	BCPE Empire Holdings, Inc.(a)		7.6250	05/01/27	492,634

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
1,750,000	Aretec Group, Inc.(a)		10.0000	08/15/30	1,880,891

	INSURANCE — 2.8%
1,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		7.5000	11/06/30	1,017,600
2,075,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance(a)		7.1250	05/15/31	2,104,961
1,250,000	HUB International Ltd.(a)		7.2500	06/15/30	1,288,217
1,320,000	Ryan Specialty, LLC(a)		5.8750	08/01/32	1,303,877
					5,714,655
	LEISURE FACILITIES & SERVICES — 0.6%
1,250,000	Brinker International, Inc.(a)		8.2500	07/15/30	1,314,891

	MACHINERY — 0.7%
1,000,000	Esab Corporation(a)		6.2500	04/15/29	1,016,724
500,000	SPX FLOW, Inc.(a)		8.7500	04/01/30	514,379
					1,531,103
	MEDICAL EQUIPMENT & DEVICES — 3.0%
750,000	Bausch & Lomb Escrow Corporation(a)		8.3750	10/01/28	777,803
325,000	Insulet Corporation(a)		6.5000	04/01/33	329,938
1,000,000	Medline Borrower, L.P.(a)		3.8750	04/01/29	934,993
1,500,000	Medline Borrower, L.P.(a)		5.2500	10/01/29	1,440,402
2,750,000	Sotera Health Holdings, LLC(a)		7.3750	06/01/31	2,798,915
					6,282,051

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 26

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	METALS & MINING — 0.9%
2,000,000	Kaiser Aluminum Corporation(a)		4.5000	06/01/31	$1,769,766

	OIL & GAS PRODUCERS — 6.7%
1,322,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)		5.5000	06/15/31	1,267,696
2,000,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)		7.5000	12/15/33	2,107,953
500,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		7.7500	02/01/28	505,230
600,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		8.2500	01/15/29	619,894
750,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		8.8750	04/15/30	779,031
1,500,000	Global Partners, L.P. / GLP Finance Corporation		7.0000	08/01/27	1,496,987
1,500,000	Global Partners, L.P. / GLP Finance Corporation(a)		8.2500	01/15/32	1,539,279
1,750,000	ITT Holdings, LLC(a)		6.5000	08/01/29	1,615,916
2,000,000	NuStar Logistics, L.P. B		5.6250	04/28/27	1,992,746
1,750,000	Permian Resources Operating, LLC(a)		5.8750	07/01/29	1,727,955
100,000	Permian Resources Operating, LLC(a)		7.0000	01/15/32	102,560
					13,755,247
	REAL ESTATE INVESTMENT TRUSTS — 1.7%
1,140,000	Diversified Healthcare Trust		9.7500	06/15/25	1,140,800
170,000	MPT Operating Partnership, L.P. / MPT Finance Corporation(a)		8.5000	02/15/32	173,311
750,000	Service Properties Trust		5.5000	12/15/27	723,718
1,375,000	Service Properties Trust(a)		8.6250	11/15/31	1,452,750
					3,490,579
	REAL ESTATE OWNERS & DEVELOPERS — 2.2%
1,500,000	Greystar Real Estate Partners, LLC(a)		7.7500	09/01/30	1,566,681
3,499,000	Howard Hughes Corporation (The)(a)		4.3750	02/01/31	3,119,155
					4,685,836
	REAL ESTATE SERVICES — 0.7%
1,345,000	Newmark Group, Inc.		7.5000	01/12/29	1,411,799

	RETAIL - CONSUMER STAPLES — 0.6%
1,250,000	Ingles Markets, Inc.(a)		4.0000	06/15/31	1,135,491

	RETAIL - DISCRETIONARY — 6.4%
1,550,000	Beacon Roofing Supply, Inc.(a)		4.1250	05/15/29	1,562,057
1,250,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	1,241,990
1,618,000	Champions Financing, Inc.(a)		8.7500	02/15/29	1,450,021
1,065,000	Cougar JV Subsidiary, LLC(a)		8.0000	05/15/32	1,099,578
3,662,000	Ken Garff Automotive, LLC(a)		4.8750	09/15/28	3,509,493
1,500,000	Lithia Motors, Inc.(a)		3.8750	06/01/29	1,374,616
750,000	Lithia Motors, Inc.(a)		4.3750	01/15/31	680,617
500,000	Sally Holdings, LLC / Sally Capital, Inc.		6.7500	03/01/32	501,460
2,050,000	Sonic Automotive, Inc.(a)		4.8750	11/15/31	1,838,035
					13,257,867

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 27

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	SEMICONDUCTORS — 0.4%
750,000	Entegris Escrow Corporation(a)		4.7500	04/15/29	$723,572

	SOFTWARE — 0.5%
1,000,000	UKG, Inc.(a)		6.8750	02/01/31	1,015,064

	SPECIALTY FINANCE — 15.9%
1,000,000	AerCap Ireland Capital DAC / Aercap Global Aviation Trust(b)	H15T5Y + 2.720%	6.9500	03/10/55	1,020,575
3,000,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	06/15/70	2,925,748
2,250,000	Bread Financial Holdings, Inc.(a)		9.7500	03/15/29	2,376,394
330,000	Bread Financial Holdings, Inc.(a),(b)	H15T5Y + 4.300%	8.3750	06/15/35	322,286
500,000	Burford Capital Global Finance, LLC(a)		6.2500	04/15/28	497,334
3,710,000	Burford Capital Global Finance, LLC(a)		9.2500	07/01/31	3,912,598
500,000	Freedom Mortgage Corporation(a)		6.6250	01/15/27	498,001
1,000,000	Freedom Mortgage Corporation(a)		12.0000	10/01/28	1,074,991
2,000,000	Freedom Mortgage Holdings, LLC(a)		9.1250	05/15/31	2,014,976
330,000	Freedom Mortgage Holdings, LLC(a)		8.3750	04/01/32	321,059
2,955,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	6.1170	12/21/65	2,468,410
2,000,000	ILFC E-Capital Trust II(a),(b)	TSFR3M + 2.062%	6.3670	12/21/65	1,690,554
2,170,000	Jefferies Finance, LLC / JFIN Co-Issuer Corporation(a)		6.6250	10/15/31	2,149,242
1,250,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corporation(a)		4.2500	02/01/27	1,218,309
1,000,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corporation(a)		7.0000	07/15/31	1,027,090
500,000	Nationstar Mortgage Holdings, Inc.(a)		6.0000	01/15/27	500,071
1,250,000	Nationstar Mortgage Holdings, Inc.(a)		5.5000	08/15/28	1,240,219
1,340,000	Nationstar Mortgage Holdings, Inc.(a)		6.5000	08/01/29	1,359,060
1,000,000	Rithm Capital Corporation(a)		6.2500	10/15/25	999,429
2,250,000	Rithm Capital Corporation(a)		8.0000	04/01/29	2,239,165
820,000	Starwood Property Trust, Inc.(a)		6.0000	04/15/30	802,177
1,000,000	Starwood Property Trust, Inc.(a)		6.5000	07/01/30	997,444
655,000	Starwood Property Trust, Inc.(a)		6.5000	10/15/30	651,512
655,000	Walker & Dunlop, Inc.(a)		6.6250	04/01/33	652,576
					32,959,220
	STEEL — 1.6%
1,500,000	Commercial Metals Company		4.3750	03/15/32	1,358,597
2,004,000	TMS International Corporation(a)		6.2500	04/15/29	1,866,505
					3,225,102
	TECHNOLOGY HARDWARE — 1.1%
550,000	Ciena Corporation(a)		4.0000	01/31/30	503,130
1,000,000	TTM Technologies, Inc.(a)		4.0000	03/01/29	922,863
1,000,000	Zebra Technologies Corporation(a)		6.5000	06/01/32	1,012,764
					2,438,757

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 28

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TECHNOLOGY SERVICES — 0.5%
1,000,000	Insight Enterprises, Inc.(a)		6.6250	05/15/32	$1,008,748

	TRANSPORTATION & LOGISTICS — 0.3%
660,000	Stonepeak Nile Parent, LLC(a)		7.2500	03/15/32	672,616

	WHOLESALE - CONSUMER STAPLES — 0.6%
1,280,000	KeHE Distributors, LLC / KeHE Finance Corporation / NextWave Distribution, Inc.(a)		9.0000	02/15/29	1,315,368

	TOTAL CORPORATE BONDS (Cost $198,140,607)				197,548,479

Shares
	SHORT-TERM INVESTMENT — 2.8%
	MONEY MARKET FUND — 2.8%
5,743,447	Fidelity Investments Money Market Government Portfolio, Class I, 4.20%(c) (Cost $5,743,447)	5,743,447

	TOTAL INVESTMENTS — 98.5% (Cost $203,884,054)	$203,291,926
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%	3,038,046
	NET ASSETS — 100.0%	$206,329,972

LLC	Limited Liability Company
LP	Limited Partnership
LTD	Limited Company
PLC	Public Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 Month

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is $174,918,344 or 84.8% of net assets.

(b)	Variable rate security; the rate shown represents the rate on March 31, 2025.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 29

Israel Common Values Fund

SHARES		FAIR VALUE
	COMMON STOCKS — 98.9%
	AEROSPACE & DEFENSE — 8.9%
17,101	Elbit Systems Ltd.	$6,561,312
97,000	Leonardo DRS, Inc.(a)	3,189,360
		9,750,672
	APPAREL & TEXTILE PRODUCTS — 2.5%
23,816	Delta Galil Ltd.	1,130,071
20,000	Fox Wizel Ltd.	1,625,937
		2,756,008
	BANKING — 20.3%
430,000	Bank Hapoalim BM	5,789,284
478,000	Bank Leumi Le-Israel BM	6,402,118
45,300	First International Bank Of Israel Ltd.	2,279,797
527,000	Israel Discount Bank Ltd., Class A	3,643,961
95,000	Mizrahi Tefahot Bank Ltd.	4,252,359
		22,367,519
	CHEMICALS — 1.3%
247,902	ICL Group Ltd.	1,410,562

	ELECTRIC UTILITIES — 1.2%
19,400	Ormat Technologies, Inc.	1,372,963

	ELECTRICAL EQUIPMENT — 1.7%
31,400	Camtek Ltd.	1,840,982

	HEALTH CARE FACILITIES & SERVICES — 1.7%
12,769	Danel Adir Yeoshua Ltd.	1,284,898
1,575,013	Novolog Ltd.	674,516
		1,959,414
	INSTITUTIONAL FINANCIAL SERVICES — 3.9%
365,194	Tel Aviv Stock Exchange Ltd.	4,284,503

	INSURANCE — 6.0%
97,000	Harel Insurance Investments & Financial Services	1,540,912
773,628	Migdal Insurance & Financial Holdings Ltd.	1,399,506
199,400	Phoenix Holdings Ltd. (The)	3,688,661
		6,629,079
	LEISURE FACILITIES & SERVICES — 1.5%
12,800	Fattal Holdings 1998 Ltd.(a)	1,665,855

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 30

Israel Common Values Fund

SHARES		FAIR VALUE
	MEDICAL EQUIPMENT & DEVICES — 0.9%
62,326	Brainsway Ltd. - ADR(a)	$590,227
23,000	Inmode Ltd.(a)	408,020
		998,247
	OIL & GAS PRODUCERS — 8.1%
104,968	Energean plc	1,187,224
102,000	Energean plc	1,153,077
5,600	Israel Corp Ltd. (The)	1,493,605
1,100,000	Isramco Negev 2, L.P.	600,317
350,000	Newmed Energy, L.P.	1,175,229
2,350,000	Oil Refineries Ltd.	557,854
8,000	Paz Oil Company Ltd.	1,059,010
1,600,000	Ratio Energies Finance, L.P.	1,594,968
		8,821,284
	REAL ESTATE INVESTMENT TRUSTS — 3.2%
12,000	Big Shopping Centers Ltd.(a)	1,658,521
399,000	Reit 1 Ltd.	1,912,566
		3,571,087
	REAL ESTATE OWNERS & DEVELOPERS — 9.8%
237,000	Amot Investments Ltd.	1,144,318
44,000	Azrieli Group Ltd.	2,947,765
40,000	Elco Ltd.	1,486,141
75,000	G City Ltd.	229,656
160,000	Gav-Yam Lands Corp Ltd.	1,225,905
24,380	Melisron Ltd.	1,896,775
703,430	Mivne Real Estate KD Ltd.	1,876,154
		10,806,714
	RENEWABLE ENERGY — 0.7%
296,360	Energix-Renewable Energies Ltd.	807,088

	RETAIL - CONSUMER STAPLES — 2.9%
18,700	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,340,275
195,000	Shufersal Ltd.	1,840,592
		3,180,867
	SEMICONDUCTORS — 5.5%
21,000	Nova Ltd.(a)	3,870,930
60,323	Tower Semiconductor Ltd.(a)	2,151,118
		6,022,048
	SOFTWARE — 16.0%
13,400	CyberArk Software Ltd.(a)	4,529,200
29,935	Hilan Ltd.	1,830,045
84,300	Mobileye Global, Inc., Class A(a)	1,213,499
8,000	Monday.com Ltd.(a)	1,945,280
19,100	Nice Ltd. - ADR(a)	2,944,647

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 31

Israel Common Values Fund

SHARES		FAIR VALUE
	SOFTWARE — 16.0% (Continued)
26,000	Oddity Tech Ltd.(a)	$1,124,760
41,000	One Software Technologies Ltd.	756,246
50,300	Sapiens International Corp N.V.	1,362,627
46,200	Varonis Systems, Inc.(a)	1,868,790
		17,575,094
	TECHNOLOGY HARDWARE — 0.0%(b)
348	Next Vision Stabilized Systems Ltd.	7,932

	TECHNOLOGY SERVICES — 2.0%
72,783	Magic Software Enterprises Ltd.	945,451
56,210	Matrix IT Ltd.	1,305,326
		2,250,777
	WHOLESALE - DISCRETIONARY — 0.8%
17,300	Tadiran Group Ltd.	883,673

	TOTAL COMMON STOCKS (Cost $53,740,460)	108,962,368

	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND — 1.1%
1,265,446	Fidelity Investments Money Market Government Portfolio, Class I, 4.20%(c) (Cost $1,265,446)	1,265,446

	TOTAL INVESTMENTS — 100.0% (Cost $55,005,906)	$110,227,814
	LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%	(53,243)
	NET ASSETS — 100.0%	$110,174,571

ADR	American Depositary Receipt
LP	Limited Partnership
LTD	Limited Company
N.V.	Naamioze Vennootschap
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 32

Israel Common Values Fund

DIVERSIFICATION OF ASSETS
% OF NET ASSETS	COUNTRY
88.6%	Israel
6.9%	United States
2.1%	United Kingdom
1.2%	Cayman Islands
98.9%	Total
1.1%	Money Market Fund
0.0%	Liabilities In Excess Of Other Assets(b)
100.0%	Grand Total

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 33

Defensive Strategies Fund

SHARES		FAIR VALUE
	COMMON STOCKS — 38.8%
	CHEMICALS — 1.4%
940	Albemarle Corporation	$67,699
2,049	CF Industries Holdings, Inc.	160,129
1,853	FMC Corporation	78,178
6,014	ICL Group Ltd.	34,220
7,069	K+S A.G.	96,364
5,479	Mosaic Company (The)	147,988
4,976	Nutrien Ltd.	247,158
3,601	OCI N.V.	41,686
3,097	Sociedad Quimica y Minera de Chile S.A. - ADR	123,044
1,773	Yara International ASA	53,245
		1,049,711
	DATA CENTER REIT — 0.8%
4,400	Digital Realty Trust, Inc.	630,476

	ENGINEERING & CONSTRUCTION — 0.0%(a)
799	Technip Energies N.V.	26,054

	FOOD — 1.3%
2,563	Adecoagro S.A.	28,629
4,499	BRF S.A. - ADR	15,477
853	Cal-Maine Foods, Inc.	77,538
1,430	Darling Ingredients, Inc.(b)	44,673
1,353	Dole PLC	19,551
564	Fresh Del Monte Produce, Inc.	17,388
2,408	Hormel Foods Corporation	74,504
1,385	Ingredion, Inc.	187,265
5,900	MEIJI Holdings Company Ltd.	127,871
2,600	Morinaga Milk Industry Company Ltd.	54,009
5,082	Mowi ASA	94,015
1,400	NH Foods Ltd.	46,792
4,300	Nisshin Seifun Group, Inc.	49,622
4,700	Nissui Corporation	28,293
2,546	Pilgrim’s Pride Corporation(b)	138,782
841	Salmar ASA	40,295
		1,044,704
	FORESTRY, PAPER & WOOD PRODUCTS — 0.1%
1,900	Sumitomo Forestry Company Ltd.	57,131

	GAS & WATER UTILITIES — 0.8%
403	American States Water Company	31,708
559	American Water Works Company, Inc.	82,464

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 34

Defensive Strategies Fund

SHARES		FAIR VALUE
	GAS & WATER UTILITIES — 0.8% (Continued)
910	California Water Service Group	$44,099
4,258	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	76,048
1,577	Essential Utilities, Inc.	62,339
1,154	Severn Trent plc	37,733
264	SJW Group	14,438
4,078	United Utilities Group plc	53,130
5,852	Veolia Environnement S.A.	201,017
		602,976
	HEALTH CARE FACILITIES & SERVICES — 0.4%
48,754	Brookdale Senior Living, Inc.(b)	305,200

	HEALTH CARE REIT — 1.0%
11,000	American Healthcare REIT, Inc.	333,300
30,000	Healthcare Realty Trust, Inc.	507,000
		840,300
	INDUSTRIAL REIT — 0.9%
16,500	Rexford Industrial Realty, Inc.	645,975

	MACHINERY — 1.0%
748	AGCO Corporation	69,242
7,354	CNH Industrial N.V.	90,307
817	Deere & Company	383,459
11,900	Kubota Corporation	145,302
1,700	Kurita Water Industries Ltd.	52,035
400	Organo Corporation	16,992
840	Weir Group plc (The)	25,176
		782,513
	METALS & MINING — 5.4%
413	Agnico Eagle Mines Ltd.	44,773
1,634	Agnico Eagle Mines Ltd.	177,055
959	Alamos Gold, Inc., Class A	25,644
471	Alcoa Corporation	14,366
2,139	Anglo American PLC	59,273
637	Anglogold Ashanti plc	23,645
1,391	Antofagasta plc	29,983
513	Aurubis A.G.	48,314
10,928	Barrick Gold Corporation	212,440
6,439	BHP Group Ltd. - ADR	312,548
2,095	Cameco Corporation	86,230
4,500	Capstone Copper Corporation(b)	23,175
8,700	Centerra Gold, Inc.	55,204
3,247	Cia de Minas Buenaventura S.A.A - ADR	50,751
964	Cleveland-Cliffs, Inc.(b)	7,924

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 35

Defensive Strategies Fund

SHARES		FAIR VALUE
	METALS & MINING — 5.4% (Continued)
400	Dowa Holdings Company Ltd.	$12,348
14,990	Eldorado Gold Corporation(b)	252,133
2,100	Endeavour Mining plc	50,469
190	Eramet S.A.	10,237
600	First Quantum Minerals Ltd.(b)	8,069
180	Franco-Nevada Corporation	28,361
5,363	Freeport-McMoRan, Inc.	203,043
14,103	Gold Fields Ltd. - ADR	311,535
6,091	Harmony Gold Mining Company Ltd. - ADR	89,964
13,716	Hecla Mining Company	76,261
5,000	Hudbay Minerals, Inc.	37,912
11,131	IAMGOLD Corporation(b)	69,569
8,400	Ivanhoe Mines Ltd.(b)	71,340
6,715	Kinross Gold Corporation	84,676
800	Labrador Iron Ore Royalty Corporation	16,357
13,200	Lundin Mining Corporation	106,968
2,500	Mitsubishi Materials Corporation	40,737
2,026	MP Materials Corporation(b)	49,455
4,766	Newmont Corporation	230,102
7,557	NexGen Energy Ltd.(b)	33,931
2,661	Norsk Hydro ASA	15,259
1,459	Osisko Gold Royalties Ltd.	30,814
3,259	Pan American Silver Corporation	84,180
4,308	Rio Tinto plc - ADR	258,825
307	Royal Gold, Inc.	50,198
6,049	Sandstorm Gold Ltd.	45,670
1,205	Southern Copper Corporation	112,600
7,739	SSR Mining, Inc.(b)	77,622
4,900	Sumitomo Metal Mining Company Ltd.	106,034
1,143	Teck Resources Ltd., Class B	41,641
4,336	Teck Resources Ltd., Class B	157,960
16,480	Vale S.A. - ADR	164,471
963	Warrior Met Coal, Inc.	45,954
2,310	Wheaton Precious Metals Corporation	179,325
		4,325,345
	OFFICE REIT — 1.3%
3,800	Alexandria Real Estate Equities, Inc.	351,538
5,000	BXP, Inc.	335,950
11,425	Highwoods Properties, Inc.	338,637
		1,026,125
	OIL & GAS PRODUCERS — 5.6%
7,597	Aker BP ASA	180,191
5,447	APA Corporation	114,496

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 36

Defensive Strategies Fund

SHARES		FAIR VALUE
	OIL & GAS PRODUCERS — 5.6% (Continued)
6,300	ARC Resources Ltd.	$126,669
44,500	Baytex Energy Corporation	98,658
1,128	Black Stone Minerals, L.P.	17,225
6,274	Canadian Natural Resources Ltd.	193,239
14,000	Cenovus Energy, Inc.	194,599
468	Chord Energy Corporation	52,753
735	Civitas Resources, Inc.	25,644
2,443	CNX Resources Corporation(b)	76,906
3,943	ConocoPhillips	414,093
4,962	Coterra Energy, Inc.	143,402
5,594	Devon Energy Corporation	209,216
1,525	Eni SpA - ADR	47,168
1,772	EOG Resources, Inc.	227,241
1,232	EQT Corporation	65,826
6,311	Equinor ASA - ADR	166,926
170	Hess Corporation	27,154
900	Imperial Oil Ltd.	65,020
11,800	Inpex Corporation	161,904
1,920	Magnolia Oil & Gas Corporation, Class A	48,499
111	Matador Resources Company	5,671
9,700	MEG Energy Corporation	170,087
5,974	Murphy Oil Corporation	169,662
3,067	Occidental Petroleum Corporation	151,387
255	Ovintiv, Inc.	10,914
12,064	Petroleo Brasileiro S.A. - ADR	172,997
1,300	Peyto Exploration & Development Corporation	16,471
2,000	PrairieSky Royalty Ltd.	36,070
546	Range Resources Corporation	21,802
4,459	SM Energy Company	133,547
700	Suncor Energy, Inc.	27,108
5,237	TotalEnergies S.E.	338,028
2,700	Tourmaline Oil Corporation	130,228
6,248	Var Energi ASA	20,141
17,000	Veren, Inc.	112,478
3,900	Vermilion Energy, Inc.	31,577
97	Viper Energy, Inc.	4,380
13,500	Whitecap Resources, Inc.	86,881
2,942	Woodside Energy Group Ltd. - ADR	42,630
		4,338,888
	OIL & GAS SERVICES & EQUIPMENT — 1.2%
2,584	Archrock, Inc.	67,804
3,881	Baker Hughes Company	170,570
2,140	ChampionX Corporation	63,772

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 37

Defensive Strategies Fund

SHARES		FAIR VALUE
	OIL & GAS SERVICES & EQUIPMENT — 1.2% (Continued)
3,524	Halliburton Company	$89,404
2,624	Helmerich & Payne, Inc.	68,539
6,476	Liberty Energy, Inc., Class A	102,515
969	Noble Corp plc	22,965
2,196	NOV, Inc.	33,423
863	Oceaneering International, Inc.(b)	18,822
8,724	Patterson-UTI Energy, Inc.	71,711
4,301	Schlumberger N.V.	179,782
1,900	Secure Waste Infrastructure Corporation	20,705
3,929	TGS NOPEC Geophysical Company ASA	37,034
4,187	Transocean Ltd.(b)	13,273
		960,319
	REAL ESTATE INVESTMENT TRUSTS — 14.5%
18,750	American Homes 4 Rent, Class A	708,938
4,600	American Tower Corporation, Class A	1,000,960
30,800	Americold Realty Trust, Inc.	660,968
3,700	AvalonBay Communities, Inc.	794,094
7,500	Camden Property Trust	917,250
1,565	Equinix, Inc.	1,276,022
14,000	InvenTrust Properties Corporation	411,180
378	PotlatchDeltic Corporation	17,055
9,000	Prologis, Inc.	1,006,110
2,800	Public Storage	838,012
1,695	Rayonier, Inc.	47,257
3,000	SBA Communications Corporation, Class A	660,030
18,000	Sila Realty Trust, Inc.	480,780
5,000	Sun Communities, Inc.	643,200
15,500	Ventas, Inc.	1,065,780
4,600	Welltower, Inc.	704,766
1,049	Weyerhaeuser Company	30,715
		11,263,117
	RENEWABLE ENERGY — 0.0%(a)
223	First Solar, Inc.(b)	28,194

	RESIDENTIAL REIT — 0.8%
18,400	Invitation Homes, Inc.	641,240

	RETAIL REIT — 1.1%
22,000	Brixmor Property Group, Inc.	584,100
7,000	NNN REIT, Inc.	298,550
		882,650

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 38

Defensive Strategies Fund

SHARES		FAIR VALUE
	SELF-STORAGE REIT — 0.4%
2,000	Extra Space Storage, Inc.	$296,980

	SEMICONDUCTORS — 0.1%
7,600	SUMCO Corporation	51,062

	STEEL — 0.5%
2,219	ArcelorMittal S.A. - ADR	64,018
1,091	ATI, Inc.(b)	56,764
22,644	Gerdau S.A. - ADR	64,310
3,200	JFE Holdings, Inc.	39,041
361	Nucor Corporation	43,443
1,078	POSCO Holdings, Inc. - ADR	51,237
59	Steel Dynamics, Inc.	7,380
1,095	Ternium S.A. - ADR	34,120
		360,313
	WHOLESALE - CONSUMER STAPLES — 0.2%
2,104	Bunge Global S.A.	160,788

	TOTAL COMMON STOCKS (Cost $29,105,283)	30,320,061

	EXCHANGE-TRADED FUND — 17.0%
	EQUITY — 17.0%
553,300	Timothy Plan Market Neutral ETF(c)	13,244,951

	TOTAL EXCHANGE-TRADED FUND (Cost $13,752,995)	13,244,951

	PRECIOUS METALS - PHYSICAL HOLDING — 24.6%
	PRECIOUS METAL — 24.6%
6,143	GOLD BARS - XAU BGN CURNCY(b)	19,189,054

	TOTAL PRECIOUS METALS - PHYSICAL HOLDING (Cost $7,240,876)	19,189,054

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 39

Defensive Strategies Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 16.1%
	U.S. TREASURY INFLATION PROTECTED — 16.1%
1,111,200	United States Treasury Inflation Indexed Bonds	2.0000	01/15/26	$1,796,412
1,270,000	United States Treasury Inflation Indexed Bonds	2.3750	01/15/27	2,052,146
1,420,000	United States Treasury Inflation Indexed Bonds	0.5000	01/15/28	1,797,200
575,000	United States Treasury Inflation Indexed Bonds	1.7500	01/15/28	886,717
1,075,000	United States Treasury Inflation Indexed Bonds	0.8750	01/15/29	1,331,591
925,000	United States Treasury Inflation Indexed Bonds	2.5000	01/15/29	1,429,904
1,963,700	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	2,213,048
205,000	United States Treasury Inflation Indexed Bonds	2.1250	02/15/41	299,441
1,175,000	United States Treasury Inflation Indexed Bonds	0.1250	02/15/51	821,744
				12,628,203
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $13,634,381)			12,628,203

Shares
	SHORT-TERM INVESTMENT — 2.6%
	MONEY MARKET FUND — 2.6%
2,009,107	Fidelity Investments Money Market Government Portfolio, Class I, 4.20%(d) (Cost $2,009,107)	2,009,107

	TOTAL INVESTMENTS — 99.1% (Cost $65,742,642)	$77,391,376
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%	682,733
	NET ASSETS — 100.0%	$78,074,109

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LP	Limited Partnership
LTD	Limited Company
N.V.	Naamioze Vennootschap
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S.A.	Société Anonyme

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Investment is affiliate.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2025.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 40

Strategic Growth Fund

SHARES		FAIR VALUE
	EXCHANGE-TRADED FUNDS — 63.8%
	EQUITY — 63.8%
100,506	Timothy Plan High Dividend Stock Enhanced ETF(a)	$2,578,793
199,456	Timothy Plan International ETF(a)	5,734,361
68,800	Timothy Plan Market Neutral ETF(a)	1,646,941
164,339	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	4,169,165
68,000	Timothy Plan US Large/Mid Cap Core ETF(a)	2,885,920
101,423	Timothy Plan US Small Cap Core ETF(a)	3,755,602
		20,770,782

	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,147,284)	20,770,782

	OPEN END FUNDS — 35.0%
	EQUITY — 13.6%
336,310	Timothy Plan International Fund, Class A(a)	4,415,751

	FIXED INCOME — 21.4%
552,576	Timothy Plan Fixed Income Fund, Class A(a)	5,022,919
219,346	Timothy Plan High Yield Bond Fund, Class A(a)	1,936,820
		6,959,739

	TOTAL OPEN END FUNDS (Cost $11,491,397)	11,375,490

	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND — 1.0%
333,952	Fidelity Investments Money Market Government Portfolio, Class I, 4.20%(b) (Cost $333,952)	333,952

	TOTAL INVESTMENTS — 99.8% (Cost $30,972,633)	$32,480,224
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%	46,423
	NET ASSETS — 100.0%	$32,526,647

ETF	Exchange-Traded Fund

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 41

Conservative Growth Fund

SHARES		FAIR VALUE
	EXCHANGE-TRADED FUNDS — 46.2%
	EQUITY — 46.2%
84,160	Timothy Plan High Dividend Stock Enhanced ETF(a)	$2,159,386
112,144	Timothy Plan International ETF(a)	3,224,140
75,300	Timothy Plan Market Neutral ETF(a)	1,802,539
137,686	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	3,492,997
33,000	Timothy Plan US Large/Mid Cap Core ETF(a)	1,400,520
109,105	Timothy Plan US Small Cap Core ETF(a)	4,040,060
		16,119,642

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,196,811)	16,119,642

	OPEN END FUNDS — 50.9%
	EQUITY — 11.5%
305,997	Timothy Plan International Fund, Class A(a)	4,017,747

	FIXED INCOME — 39.4%
1,270,195	Timothy Plan Fixed Income Fund, Class A(a)	11,546,071
253,531	Timothy Plan High Yield Bond Fund, Class A(a)	2,238,681
		13,784,752

	TOTAL OPEN END FUNDS (Cost $18,988,999)	17,802,499

	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND — 2.7%
941,840	Fidelity Investments Money Market Government Portfolio, Class I, 4.20%(b) (Cost $941,840)	941,840

	TOTAL INVESTMENTS — 99.8% (Cost $35,127,650)	$34,863,981
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%	93,804
	NET ASSETS — 100.0%	$34,957,785

ETF	Exchange-Traded Fund

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 42

Growth & Income Fund

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.8%
	EQUITY — 51.8%
372,000	Timothy Plan High Dividend Stock Enhanced ETF(a)	$9,544,813
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,409,143)	9,544,813

Principal Amount ($)		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 1.4%
	OTHER ABS — 1.4%
85,000	CNH Equipment Trust 2025-A Series A A3	4.3600	08/15/30	84,931
180,000	John Deere Owner Trust 2025 Series A A3	4.2300	09/17/29	179,761
				264,692
	TOTAL ASSET BACKED SECURITIES (Cost $264,980)			264,692

	CORPORATE BONDS — 11.0%
	CHEMICALS — 0.8%
85,000	Nutrien Ltd.	4.0000	12/15/26	84,266
60,000	Nutrien Ltd.	2.9500	05/13/30	54,805
				139,071
	COMMERCIAL SUPPORT SERVICES — 0.5%
35,000	Republic Services, Inc.	5.0000	04/01/34	34,831
50,000	Waste Management, Inc.	4.6250	02/15/33	49,429
				84,260
	ELECTRIC UTILITIES — 1.2%
135,000	American Electric Power Company, Inc.	3.2000	11/13/27	130,772
70,000	National Rural Utilities Cooperative Finance	5.0500	09/15/28	71,186
22,000	WEC Energy Group, Inc.	3.5500	06/15/25	21,928
				223,886
	GAS & WATER UTILITIES — 0.7%
130,000	NiSource, Inc.	3.4900	05/15/27	127,287

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
55,000	Cboe Global Markets, Inc.	3.6500	01/12/27	54,390

	MACHINERY — 0.6%
55,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	55,081
55,000	John Deere Capital Corporation	3.9000	06/07/32	52,128
				107,209
	METALS & MINING — 1.6%
75,000	BHP Billiton Finance USA Ltd.	5.1250	02/21/32	75,699
85,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	85,855

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 43

Growth & Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity
	METALS & MINING — 1.6% (Continued)
70,000	Rio Tinto Finance USA plc	5.0000	03/14/32	$70,236
70,000	Rio Tinto Finance USA plc	5.0000	03/09/33	70,270
				302,060
	OIL & GAS PRODUCERS — 2.1%
115,000	Columbia Pipelines Holding Company, LLC(b)	6.0420	08/15/28	118,858
70,000	Energy Transfer, L.P.	5.6000	09/01/34	69,952
120,000	Energy Transfer, L.P.	6.2500	04/15/49	118,613
70,000	Enterprise Products Operating, LLC	5.3500	01/31/33	71,636
				379,059
	REAL ESTATE INVESTMENT TRUSTS — 1.5%
70,000	American Tower Corporation	5.3500	03/15/35	70,032
95,000	Digital Realty Trust, L.P.	3.7000	08/15/27	93,247
120,000	Healthpeak Properties, Inc.	3.5000	07/15/29	113,721
				277,000
	RETAIL - CONSUMER STAPLES — 0.5%
95,000	Dollar General Corporation	4.1250	05/01/28	93,479

	RETAIL - DISCRETIONARY — 0.6%
110,000	Tractor Supply Company B	5.2500	05/15/33	110,853

	TRANSPORTATION & LOGISTICS — 0.6%
130,000	CSX Corporation	3.2500	06/01/27	127,001

	TOTAL CORPORATE BONDS (Cost $2,020,978)			2,025,555

	NON U.S. GOVERNMENT & AGENCIES — 1.8%
	LOCAL AUTHORITY — 0.7%
135,000	Province of Ontario Canada	2.5000	04/27/26	132,616

	SOVEREIGN — 1.1%
200,000	Israel Government International Bond	5.5000	03/12/34	198,200

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $326,240)			330,816

	U.S. GOVERNMENT & AGENCIES — 32.7%
	AGENCY FIXED RATE — 16.3%
91,331	Fannie Mae Pool FM5537	2.0000	01/01/36	83,064
59,137	Fannie Mae Pool MA4316	2.5000	04/01/36	54,786
18,118	Fannie Mae Pool MA4475	2.5000	10/01/41	15,950
53,537	Fannie Mae Pool MA4617	3.0000	04/01/42	48,232

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 44

Growth & Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity
	AGENCY FIXED RATE — 16.3% (Continued)
41,748	Fannie Mae Pool FM4053	2.5000	08/01/50	$35,140
45,948	Fannie Mae Pool CA8897	3.0000	02/01/51	40,312
6,362	Fannie Mae Pool MA4258	3.5000	02/01/51	5,792
18,203	Fannie Mae Pool FM6550	2.0000	03/01/51	14,679
34,266	Fannie Mae Pool CB0855	3.0000	06/01/51	29,926
56,686	Fannie Mae Pool FS3744	2.0000	07/01/51	45,391
89,600	Fannie Mae Pool FS1807	3.5000	07/01/51	81,570
131,567	Fannie Mae Pool CB1384	2.5000	08/01/51	110,498
62,716	Fannie Mae Pool FS9085	3.0000	12/01/51	54,565
29,163	Fannie Mae Pool BU1322	2.5000	02/01/52	24,383
92,057	Fannie Mae Pool CB3486	3.5000	05/01/52	83,067
61,406	Fannie Mae Pool FS1704	4.0000	05/01/52	57,726
86,056	Fannie Mae Pool FS3159	4.5000	10/01/52	82,679
80,046	Fannie Mae Pool FS4075	5.0000	04/01/53	79,168
90,945	Fannie Mae Pool FS5044	4.5000	06/01/53	87,917
132,067	Fannie Mae Pool MA5039	5.5000	06/01/53	131,988
88,399	Fannie Mae Pool FS8291	5.5000	07/01/53	89,033
85,259	Fannie Mae Pool FS6787	6.0000	01/01/54	87,529
91,914	Fannie Mae Pool CB7980	5.5000	02/01/54	92,365
27,789	Fannie Mae Pool FS8138	6.5000	06/01/54	28,986
86,562	Fannie Mae Pool FS9456	5.5000	11/01/54	86,559
40,732	Ginnie Mae I Pool 723248	5.0000	10/15/39	41,202
42,346	Ginnie Mae I Pool 783403	3.5000	09/15/41	39,718
37,828	Ginnie Mae II Pool MA3376	3.5000	01/20/46	35,023
28,071	Ginnie Mae II Pool MA3596	3.0000	04/20/46	25,197
23,932	Ginnie Mae II Pool MA3663	3.5000	05/20/46	22,139
31,220	Ginnie Mae II Pool MA3736	3.5000	06/20/46	28,863
10,630	Ginnie Mae II Pool MA4509	3.0000	06/20/47	9,520
29,871	Ginnie Mae II Pool MA4652	3.5000	08/20/47	27,554
28,044	Ginnie Mae II Pool MA4719	3.5000	09/20/47	25,804
53,561	Ginnie Mae II Pool MA4778	3.5000	10/20/47	49,305
20,094	Ginnie Mae II Pool MA6092	4.5000	08/20/49	19,408
15,318	Ginnie Mae II Pool MA6156	4.5000	09/20/49	14,809
40,258	Ginnie Mae II Pool BN2662	3.0000	10/20/49	35,663
16,675	Ginnie Mae II Pool MA6221	4.5000	10/20/49	16,159
14,826	Ginnie Mae II Pool MA6478	5.0000	02/20/50	14,797
17,882	Ginnie Mae II Pool MA6544	4.5000	03/20/50	17,357
11,687	Ginnie Mae II Pool MA6545	5.0000	03/20/50	11,666
18,429	Ginnie Mae II Pool MA6600	3.5000	04/20/50	16,910
16,721	Ginnie Mae II Pool MA6601	4.0000	04/20/50	15,728
21,781	Ginnie Mae II Pool MA6603	5.0000	04/20/50	21,735
41,500	Ginnie Mae II Pool MA7255	2.5000	03/20/51	35,335

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 45

Growth & Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity
	AGENCY FIXED RATE — 16.3% (Continued)
33,727	Ginnie Mae II Pool MA7418	2.5000	06/20/51	$28,717
98,566	Ginnie Mae II Pool MA7419	3.0000	06/20/51	87,216
104,923	Ginnie Mae II Pool MA7472	2.5000	07/20/51	89,335
95,034	Ginnie Mae II Pool CE1974	3.0000	08/20/51	85,134
70,385	Ginnie Mae II Pool CE1990	2.5000	09/20/51	59,877
118,371	Ginnie Mae II Pool MA7768	3.0000	12/20/51	104,740
49,603	Ginnie Mae II Pool MA7829	3.5000	01/20/52	45,477
64,613	Ginnie Mae II Pool MA7939	4.0000	03/20/52	60,529
103,446	Ginnie Mae II Pool MA8800	5.0000	04/20/53	101,955
110,407	Ginnie Mae II Pool MA8874	3.0000	05/20/53	98,010
94,848	Ginnie Mae II Pool MA8943	3.0000	06/20/53	83,926
88,232	Ginnie Mae II Pool MA9017	5.5000	07/20/53	88,618
				3,008,731
	U.S. TREASURY BILLS — 16.4%
325,000	United States Treasury Note	4.8750	04/30/26	327,760
335,000	United States Treasury Note	4.6250	04/30/29	343,375
675,000	United States Treasury Note	4.6250	04/30/31	695,039
670,000	United States Treasury Note	4.3750	05/15/34	677,354
320,000	United States Treasury Note	4.5000	02/15/44	315,013
650,000	United States Treasury Note	4.6250	05/15/54	648,883
				3,007,424
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $6,199,191)			6,016,155

Shares
	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND — 1.1%
195,657	Fidelity Investments Money Market Government Portfolio, Class I, 4.20%(c) (Cost $195,657)	195,657

	TOTAL INVESTMENTS — 99.8% (Cost $18,416,189)	$18,377,688
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%	45,863
	NET ASSETS — 100.0%	$18,423,551

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Investment in affiliate.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is $118,858 or 0.6% of net assets.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 46

Section 2 | Statements of Assets and Liabilities

MARCH 31, 2025 (UNAUDITED)

	SMALL/MID CAP GROWTH FUND	INTERNATIONAL FUND	LARGE/MID CAP GROWTH FUND
ASSETS:
Investments, at cost	$69,978,665	$135,625,924	$158,758,247
Investments in affiliates, at cost	—	—	23,130,928
Investments, at value	$70,761,067	$181,738,670	$198,021,346
Investments in affiliates, at value	—	—	24,693,076
Dividends and interest receivable	56,934	508,556	89,661
Receivable for fund shares sold	18,198	225,869	183,668
Receivable for foreign tax reclaims	—	495,752	—
Prepaid expenses and other assets	89,840	26,803	203,404
Total Assets	70,926,039	182,995,650	223,191,155

LIABILITIES:
Payable for securities purchased	—	—	2,873,322
Payable for fund shares redeemed	278,668	150,495	130,156
Payable to service providers	6,000	27,350	10,000
Accrued advisory fees	46,540	143,180	136,282
Accrued 12b-1 fees	11,010	13,429	36,130
Accrued expenses and other liabilities	13,493	35,430	10,516
Total Liabilities	355,711	369,884	3,196,406

Net Assets	$70,570,328	$182,625,766	$219,994,749

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$68,152,582	$136,229,656	$177,153,870
Accumulated earnings (deficit)	2,417,746	46,396,110	42,840,879
Net Assets	$70,570,328	$182,625,766	$219,994,749

Class A
Net Assets	$40,681,083	$56,618,720	$130,326,912
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,841,816	4,311,625	10,947,617
Net Asset Value, offering price and redemption price per share	$10.59	$13.13	$11.90
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$11.21	$13.89	$12.59

Class C
Net Assets	$2,543,405	$1,507,213	$9,620,731
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	340,041	119,479	1,184,127
Net Asset Value, offering price and redemption price per share	$7.48	$12.61	$8.12
Minimum Redemption Price Per Share (NAV * 0.99)	$7.41	$12.48	$8.04

Class I
Net Assets	$27,345,840	$124,499,833	$80,047,106
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,486,948	9,452,880	6,464,787
Net Asset Value, offering price and redemption price per share	$11.00	$13.17	$12.38

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 47

	SMALL CAP VALUE FUND		LARGE/MID CAP VALUE FUND	FIXED INCOME FUND
ASSETS:
Investments, at cost	$155,035,934		$205,639,610	$114,974,942
Investments in affiliates, at cost	14,834,080		54,059,654	—
Investments, at value	$151,350,615		$262,431,374	$111,042,314
Investments in affiliates, at value	21,476,878		58,727,653	—
Dividends and interest receivable	239,128		139,875	1,022,834
Receivable for fund shares sold	67,710		186,993	1,694
Receivable for securities sold	290,081		—	1,241,447
Prepaid expenses and other assets	52,535		172,169	11,693
Total Assets	173,476,947		321,658,064	113,319,982

LIABILITIES:
Payable for securities purchased	748,981		—	—
Payable for fund shares redeemed	380,168		179,781	1,526,031
Payable to service providers	3,219		12,000	5,552
Accrued advisory fees	105,455		169,533	40,460
Accrued 12b-1 fees	24,757		49,360	19,706
Accrued expenses and other liabilities	22,180		5,034	9,416
Total Liabilities	1,284,760		415,708	1,601,165

Net Assets	$172,192,187		$321,242,356	$111,718,817

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$167,291,152		$246,253,976	$127,781,506
Accumulated earnings (deficit)	4,901,035		74,988,380	(16,062,689)
Net Assets	$172,192,187		$321,242,356	$111,718,817

Class A
Net Assets	$98,076,089		$186,464,958	$75,430,324
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,534,207		8,312,254	8,302,717
Net Asset Value, offering price and redemption price per share	$17.72		$22.43	$9.09
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$18.75		$23.74	$9.52	*

Class C
Net Assets	$4,660,092		$12,664,149	$5,065,950
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	463,865		828,530	582,943
Net Asset Value, offering price and redemption price per share	$10.05		$15.29	$8.69
Minimum Redemption Price Per Share (NAV * 0.99)	$9.95		$15.14	$8.60

Class I
Net Assets	$69,456,006		$122,113,249	$31,222,543
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,840,530		5,363,081	3,471,681
Net Asset Value, offering price and redemption price per share	$18.09	(a)	$22.77	$8.99

(a)	The NAV shown above differs from the traded NAV on March 31, 2025 due to financial statement rounding and/or financial statement adjustments.

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 48

	HIGH YIELD BOND FUND	ISRAEL COMMON VALUES FUND	DEFENSIVE STRATEGIES FUND
ASSETS:
Investments, at cost	$203,884,054	$55,005,906	$44,748,771
Investments in affiliates, at cost	—	—	13,752,995
Investments, at value	$203,291,926	$110,227,814	$44,957,371
Investments in affiliates, at value	—	—	13,244,951
Gold Investments, at fair value (Cost $7,240,876)	—	—	19,189,054
Cash	—	—	50,442
Foreign Cash (Cost $2,080)	—	—	948
Dividends and interest receivable	3,578,577	232,127	141,999
Receivable for fund shares sold	283,691	49,968	110,110
Receivable for securities sold	696,900	—	625,573
Receivable for foreign tax reclaims	—	—	6,586
Prepaid expenses and other assets	87,810	11,256	10,166
Total Assets	$207,938,904	$110,521,165	$78,337,200

LIABILITIES:
Payable for securities purchased	1,345,000	—	42,485
Payable for fund shares redeemed	151,597	163,057	136,570
Payable to service providers	6,000	9,645	7,470
Accrued advisory fees	88,918	98,342	29,697
Accrued 12b-1 fees	16,121	17,825	8,894
Accrued expenses and other liabilities	1,296	57,725	37,975
Total Liabilities	1,608,932	346,594	263,091

Net Assets	$206,329,972	$110,174,571	$78,074,109

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$218,868,445	$62,393,608	$66,481,669
Accumulated earnings (deficit)	(12,538,473)	47,780,963	11,592,440
Net Assets	$206,329,972	$110,174,571	$78,074,109

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 49

	HIGH YIELD BOND FUND		ISRAEL COMMON VALUES FUND	DEFENSIVE STRATEGIES FUND
Class A
Net Assets	$64,345,866		$57,805,993	$43,007,085
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,290,362		2,353,943	2,911,494
Net Asset Value, offering price and redemption price per share	$8.83		$24.56	$14.77
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$9.25	*	$25.99	$15.63

Class C
Net Assets	$2,891,405		$5,535,411	$3,151,969
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	321,004		243,778	227,107
Net Asset Value, offering price and redemption price per share	$9.01		$22.71	$13.88
Minimum Redemption Price Per Share (NAV * 0.99)	$8.92		$22.48	$13.74

Class I
Net Assets	$139,092,701		$46,833,167	$31,915,055
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	15,746,409		1,876,811	2,158,650
Net Asset Value, offering price and redemption price per share	$8.83		$24.95	$14.78

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 50

	STRATEGIC GROWTH FUND		CONSERVATIVE GROWTH FUND	GROWTH & INCOME FUND
ASSETS:
Investments, at cost	$333,952		$941,840	$9,007,046
Investments in affiliates, at cost	30,638,681		34,185,810	9,409,143
Investments, at value	$333,952		$941,840	$8,832,875
Investments in affiliates, at value	32,146,272		33,922,141	9,544,813
Cash	—		142,523	—
Dividends and interest receivable	78,696		3,333	85,916
Receivable for fund shares sold	1,277		601	24,300
Prepaid expenses and other assets	17,402		23,383	21,584
Total Assets	$32,577,599		$35,033,821	$18,509,488

LIABILITIES:
Payable for securities purchased	—		—	20,034
Payable for fund shares redeemed	9,889		26,269	15,543
Payable to service providers	2,486		6,474	2,000
Accrued advisory fees	4,189		4,337	5,193
Accrued 12b-1 fees	7,288		8,155	3,895
Accrued expenses and other liabilities	27,100		30,801	39,272
Total Liabilities	50,952		76,036	85,937

Net Assets	$32,526,647		$34,957,785	$18,423,551

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$30,826,307		$35,186,708	$18,636,853
Accumulated earnings (deficit)	1,700,340		(228,923)	(213,302)
Net Assets	$32,526,647		$34,957,785	$18,423,551

Class A
Net Assets	$30,685,529		$32,419,158	$13,997,730
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,168,025		3,159,252	1,293,250
Net Asset Value, offering price and redemption price per share	$9.69		$10.26	$10.82
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$10.25		$10.86	$11.45

Class C
Net Assets	$1,823,452		$2,408,503	$1,141,118
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	221,844		271,960	110,137
Net Asset Value, offering price and redemption price per share	$8.22		$8.86	$10.36
Minimum Redemption Price Per Share (NAV * 0.99)	$8.14		$8.77	$10.26

Class I
Net Assets	$17,666		$130,124	$3,284,703
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,824		12,717	301,003
Net Asset Value, offering price and redemption price per share	$9.69	(a)	$10.23	$10.91

(a)	The NAV shown above differs from the traded NAV on March 31, 2025 due to financial statement rounding and/or financial statement adjustments.

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 51

Section 3 | Statements of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2025 (UNAUDITED)

	SMALL/MID CAP GROWTH FUND	INTERNATIONAL FUND	LARGE/MID CAP GROWTH FUND
Investment Income:
Interest income	$97,966	$166,600	$232,199
Dividend Income	305,929	2,151,696	823,491
Dividend income from affiliated investments	—	—	111,258
Foreign tax withheld	—	(306,603)	(7,928)
Total Investment Income	403,895	2,011,693	1,159,020

Operating Expenses:
Investment advisory fees	332,144	896,988	969,510
12b-1 Fees:
Class A	58,300	71,026	172,526
Class C	15,195	7,841	51,979
Administration fees	77,385	177,476	186,017
Registration fees	23,995	27,789	26,420
Non 12b-1 shareholder service fees	22,689	87,436	60,230
Audit fees	11,593	9,935	11,007
Printing expenses	7,837	15,708	12,024
Custody fees	6,936	13,319	11,676
Trustees’ fees	2,608	5,425	4,711
Legal fees	1,465	3,104	4,152
Compliance officer fees	1,423	6,916	8,076
Insurance expenses	364	2,467	1,160
Miscellaneous expenses	6,485	3,080	7,955
Total Operating Expenses	568,419	1,328,510	1,527,443
Less: Expenses waived by Advisor for Affiliated Holdings	—	—	(102,081)
Less: Expenses waived by Advisor	(39,076)	(89,699)	(51,025)
Net Operating Expenses	529,343	1,238,811	1,374,337

Net Investment Income (Loss)	(125,448)	772,882	(215,317)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	2,783,573	2,979,468	2,617,047
and foreign currency transactions	—	(968)	(121)
Net change in unrealized appreciation (depreciation) on
investments	(14,372,682)	(8,894,690)	(13,756,684)
affiliated investments	—	—	(848,484)
and foreign currency translations	—	(426)	(20)
Net Realized and Unrealized Gain (Loss) on Investments	(11,589,109)	(5,916,616)	(11,988,262)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(11,714,557)	$(5,143,734)	$(12,203,579)

STATEMENTS OF OPERATIONS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 52

	SMALL CAP VALUE FUND	LARGE/MID CAP VALUE FUND	FIXED INCOME FUND
Investment Income:
Interest income	$63,910	$308,553	$2,300,676
Dividend Income	1,668,671	2,002,872	—
Dividend income from affiliated investments	103,321	413,722	—
Foreign tax withheld	—	(3,542)	—
Total Investment Income	1,835,902	2,721,605	2,300,676

Operating Expenses:
Investment advisory fees	797,724	1,413,674	336,762
12b-1 Fees:
Class A	134,413	242,589	92,583
Class C	25,148	65,225	26,821
Administration fees	192,846	297,191	122,617
Registration fees	27,770	25,310	24,905
Non 12b-1 shareholder service fees	52,118	105,322	47,133
Audit fees	10,771	7,045	8,392
Printing expenses	14,221	24,446	8,056
Custody fees	14,560	14,280	9,229
Trustees’ fees	5,061	6,550	3,484
Legal fees	3,673	6,851	2,123
Compliance officer fees	6,660	12,329	4,644
Insurance expenses	1,820	3,316	1,820
Miscellaneous expenses	6,606	3,929	1,591
Total Operating Expenses	1,293,391	2,228,057	690,160
Less: Expenses waived by Advisor for Affiliated Holdings	(91,485)	(218,363)	—
Less: Expenses waived by Advisor	(41,543)	(165,351)	(112,254)
Net Operating Expenses	1,160,363	1,844,343	577,906

Net Investment Income (Loss)	675,539	877,262	1,722,770

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	4,548,432	12,436,100	43,038
Net change in unrealized appreciation (depreciation) on
investments	(21,550,727)	(30,866,989)	(2,767,099)
and affiliated investments	(1,094,518)	(1,045,433)	—
Net Realized and Unrealized Gain (Loss) on Investments	(18,096,813)	(19,476,322)	(2,724,061)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(17,421,274)	$(18,599,060)	$(1,001,291)

STATEMENTS OF OPERATIONS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 53

	HIGH YIELD BOND FUND	ISRAEL COMMON VALUES FUND	DEFENSIVE STRATEGIES FUND
Investment Income:
Interest income	$6,691,391	$46,928	$167,569
Dividend Income	—	1,363,700	557,835
Dividend income from affiliated investments	—	—	252,289
Foreign tax withheld	—	(305,235)	(18,022)
Total Investment Income	6,691,391	1,105,393	959,671

Operating Expenses:
Investment advisory fees	586,205	555,454	223,414
12b-1 Fees:
Class A	80,999	71,916	52,548
Class C	13,339	29,800	15,462
Administration fees	182,191	111,047	82,153
Non 12b-1 shareholder service fees	86,952	49,499	21,614
Registration fees	38,710	25,875	24,285
Printing expenses	21,920	9,329	7,608
Custody fees	12,531	44,704	23,135
Compliance officer fees	7,739	5,080	2,939
Audit fees	7,394	8,603	10,540
Legal fees	6,104	1,890	1,086
Trustees’ fees	2,259	1,765	2,292
Insurance expenses	1,581	1,380	1,092
Miscellaneous expenses	961	2,953	3,116
Total Operating Expenses	1,048,885	919,295	471,284
Less: Expenses waived by Advisor for Affiliated Holdings	—	—	(38,637)
Less: Expenses waived by Advisor	(97,701)	—	(15,398)
Net Operating Expenses	951,184	919,295	417,249

Net Investment Income (Loss)	5,740,207	186,098	542,422

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	725,683	943,382	236,349
foreign currency transactions	—	(4,207)	3,029
and affiliated investments	—	—	(89,035)
Net change in unrealized appreciation (depreciation) on
investments	(6,100,452)	11,571,169	(1,343,562)
affiliated investments	—	—	72,574
alternative investments	—	—	3,013,994
and foreign currency translations	—	(1,254)	(5,560)
Net Realized and Unrealized Gain (Loss) on Investments	(5,374,769)	12,509,090	1,887,789

Net Increase (Decrease) in Net Assets Resulting From Operations	$365,438	$12,695,188	$2,430,211

STATEMENTS OF OPERATIONS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 54

	STRATEGIC GROWTH FUND	CONSERVATIVE GROWTH FUND	GROWTH & INCOME FUND
Investment Income:
Interest income	$19,333	$14,453	$198,153
Dividend income from affiliated investments	348,844	454,858	92,299
Total Investment Income	368,177	469,311	290,452

Operating Expenses:
Investment advisory fees	24,869	27,364	71,190
12b-1 Fees:
Class A	38,996	42,125	17,495
Class C	7,290	9,957	5,474
Administration fees	42,679	44,918	38,015
Non 12b-1 shareholder service fees	4,751	1,668	6,533
Registration fees	7,964	16,340	15,620
Printing expenses	3,300	4,042	880
Custody fees	2,491	948	4,675
Compliance officer fees	1,062	597	660
Audit fees	12,056	11,768	12,336
Legal fees	1,543	1,888	4,754
Trustees’ fees	1,765	1,765	1,803
Insurance expenses	182	182	182
Miscellaneous expenses	1,331	1,725	2,058
Total Operating Expenses	150,279	165,287	181,675
Less: Expenses waived by Advisor for Affiliated Holdings	—	—	(33,260)
Less: Expenses waived by Advisor	—	—	(6,693)
Net Operating Expenses	150,279	165,287	141,722

Net Investment Income	217,898	304,024	148,730

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	—	—	1,645
and affiliated investments	15,723	(7,151)	—
Net change in unrealized appreciation (depreciation) on
investments	—	—	(248,102)
and affiliated investments	(692,326)	(844,645)	(6,659)
Net Realized and Unrealized Gain (Loss) on Investments	(676,603)	(851,796)	(253,116)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(458,705)	$(547,772)	$(104,386)

STATEMENTS OF OPERATIONS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 55

Section 4 | Statements of Changes in Net Assets

	Small/Mid Cap Growth Fund		International Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net investment income (loss)	$(125,448)	$(284,684)	$772,882	$1,230,093
Net realized gain (loss) from investments and foreign currency transactions	2,783,573	7,994,387	2,978,500	(258,128)
Capital gain dividends from REITs	—	27,395	—	—
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	(14,372,682)	11,837,127	(8,895,116)	39,630,798
Net increase (decrease) in net assets resulting from operations	(11,714,557)	19,574,225	(5,143,734)	40,602,763

Distributions to Shareholders:
Total distributions paid
Class A	(3,778,936)	(1,126,332)	(563,748)	(594,610)
Class C	(334,330)	(96,042)	(3,228)	(3,064)
Class I	(2,239,469)	(626,048)	(1,494,391)	(1,373,863)
Total dividends and distributions to shareholders	(6,352,735)	(1,848,422)	(2,061,367)	(1,971,537)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	5,128,174	6,898,652	2,722,972	4,816,314
Class C	428,282	674,611	86,197	282,903
Class I	14,374,789	64,434,899	23,563,022	41,113,777
Reinvestment of dividends and distributions
Class A	3,639,754	1,088,816	522,373	533,705
Class C	333,485	95,775	3,161	3,038
Class I	2,068,072	600,916	1,211,235	1,085,333
Cost of shares redeemed
Class A	(3,487,963)	(6,781,266)	(3,156,313)	(17,274,527)
Class C	(459,615)	(1,028,052)	(221,293)	(821,750)
Class I	(5,413,532)	(54,058,453)	(17,545,467)	(48,184,909)
Net increase (decrease) in net assets from share transactions of beneficial interest	16,611,446	11,925,898	7,185,887	(18,446,116)

Total Increase (Decrease) in Net Assets	(1,455,846)	29,651,701	(19,214)	20,185,110

Net Assets:
Beginning of period	72,026,174	42,374,473	182,644,980	162,459,870
End of period	$70,570,328	$72,026,174	$182,625,766	$182,644,980

Share Activity:
Shares Sold
Class A	399,423	587,191	208,372	395,030
Class C	47,567	77,073	6,825	24,076
Class I	1,065,954	5,379,082	1,785,909	3,337,117
Shares Reinvested
Class A	278,695	106,642	39,786	46,330
Class C	36,091	12,787	250	274
Class I	152,512	56,905	92,039	93,968
Shares Redeemed
Class A	(275,167)	(590,220)	(240,167)	(1,452,813)
Class C	(53,294)	(125,328)	(17,566)	(71,406)
Class I	(418,916)	(4,537,151)	(1,340,577)	(3,926,664)
Net increase (decrease) in shares of beneficial interest outstanding	1,232,865	966,981	534,871	(1,554,088)

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 56

	Large/Mid Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net investment income (loss)	$(215,317)	$(97,545)	$675,539	$1,115,565
Net realized gain (loss) from investments and foreign currency transactions	2,616,926	16,926,978	4,548,432	10,692,134
Capital gain dividends from REITs	—	35,373	—	230,951
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	(14,605,188)	38,101,444	(22,645,245)	27,258,589
Net increase (decrease) in net assets resulting from operations	(12,203,579)	54,966,250	(17,421,274)	39,297,239

Distributions to Shareholders:
Total distributions paid
Class A	(8,946,601)	(6,001,965)	(6,234,674)	(4,172,819)
Class C	(965,010)	(726,774)	(459,154)	(338,255)
Class I	(5,072,944)	(2,852,544)	(4,645,545)	(2,830,140)
Total dividends and distributions to shareholders	(14,984,555)	(9,581,283)	(11,339,373)	(7,341,214)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	14,112,631	20,939,680	3,144,855	8,260,717
Class C	894,093	1,521,435	523,952	740,974
Class I	21,866,047	38,577,219	12,874,687	28,458,185
Reinvestment of dividends and distributions
Class A	8,705,071	5,826,879	6,084,230	4,069,229
Class C	951,239	712,715	451,778	330,170
Class I	4,758,080	2,617,058	4,393,703	2,697,660
Cost of shares redeemed
Class A	(8,834,299)	(17,293,754)	(6,024,429)	(16,523,668)
Class C	(1,018,976)	(3,905,905)	(638,099)	(3,193,778)
Class I	(10,857,941)	(26,810,225)	(15,732,007)	(31,464,693)
Net increase (decrease) in net assets from share transactions of beneficial interest	30,575,945	22,185,102	5,078,670	(6,625,204)

Total Increase (Decrease) in Net Assets	3,387,811	67,570,069	(23,681,977)	25,330,821

Net Assets:
Beginning of period	216,606,938	149,036,869	195,874,164	170,543,343
End of period	$219,994,749	$216,606,938	$172,192,187	$195,874,164

Share Activity:
Shares Sold
Class A	1,073,005	1,760,356	159,756	437,992
Class C	99,513	178,914	47,692	66,947
Class I	1,613,545	3,098,822	649,918	1,498,733
Shares Reinvested
Class A	656,990	543,555	299,421	227,968
Class C	104,877	93,778	39,149	31,236
Class I	345,540	235,559	212,051	148,468
Shares Redeemed
Class A	(676,161)	(1,436,887)	(305,403)	(878,265)
Class C	(113,937)	(472,074)	(56,549)	(285,035)
Class I	(820,263)	(2,191,203)	(801,741)	(1,671,044)
Net increase (decrease) in shares of beneficial interest outstanding	2,283,109	1,810,820	244,294	(423,000)

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 57

	Large/Mid Cap Value Fund		Fixed Income Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net investment income (loss)	$877,262	$2,008,105	$1,722,770	$3,228,400
Net realized gain (loss) from investments and foreign currency transactions	12,436,100	34,195,417	43,038	(3,523,451)
Capital gain dividends from REITs	—	11,394	—	—
Net change in unrealized appreciation (depreciation) on investments, and affiliated investments and foreign currency translations	(31,912,422)	43,632,622	(2,767,099)	11,218,868
Net increase (decrease) in net assets resulting from operations	(18,599,060)	79,847,538	(1,001,291)	10,923,817

Distributions to Shareholders:
Total distributions paid
Class A	(17,426,783)	(1,533,935)	(1,219,660)	(2,053,790)
Class C	(1,563,250)	(74,122)	(69,744)	(131,860)
Class I	(12,725,668)	(1,280,169)	(591,871)	(994,719)
Total dividends and distributions to shareholders	(31,715,701)	(2,888,226)	(1,881,275)	(3,180,369)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	10,260,545	21,410,460	5,809,317	15,332,680
Class C	1,353,848	2,236,488	281,237	585,740
Class I	20,583,244	47,999,136	5,133,325	16,173,028
Reinvestment of dividends and distributions
Class A	16,834,598	1,478,791	1,126,983	1,833,239
Class C	1,542,771	72,383	58,816	105,049
Class I	12,123,558	1,181,987	488,343	827,734
Cost of shares redeemed
Class A	(12,253,489)	(29,812,138)	(4,839,858)	(15,739,938)
Class C	(1,573,650)	(6,994,515)	(978,744)	(2,957,491)
Class I	(32,172,182)	(44,841,279)	(7,502,686)	(11,819,275)
Net increase (decrease) in net assets from share transactions of beneficial interest	16,699,243	(7,268,687)	(423,267)	4,340,766

Total Increase (Decrease) in Net Assets	(33,615,518)	69,690,625	(3,305,833)	12,084,214

Net Assets:
Beginning of period	354,857,874	285,167,249	115,024,650	102,940,436
End of period	$321,242,356	$354,857,874	$111,718,817	$115,024,650

Share Activity:
Shares Sold
Class A	421,976	922,042	645,882	1,703,628
Class C	83,061	137,591	32,492	68,198
Class I	837,656	2,054,807	571,641	1,813,310
Shares Reinvested
Class A	717,587	69,135	124,000	201,491
Class C	96,303	4,753	6,766	12,059
Class I	509,607	54,570	54,267	91,906
Shares Redeemed
Class A	(508,872)	(1,275,210)	(532,876)	(1,748,813)
Class C	(94,055)	(439,030)	(113,260)	(340,496)
Class I	(1,356,863)	(1,904,213)	(839,570)	(1,323,075)
Net increase (decrease) in shares of beneficial interest outstanding	706,400	(375,555)	(50,658)	478,208

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 58

	High Yield Bond Fund		Israel Common Values Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net investment income (loss)	$5,740,207	$10,640,462	$186,098	$833,108
Net realized gain (loss) from investments and foreign currency transactions	725,683	(4,306,843)	939,175	(1,357,269)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(6,100,452)	18,123,363	11,569,915	13,541,134
Net increase (decrease) in net assets resulting from operations	365,438	24,456,982	12,695,188	13,016,973

Distributions to Shareholders:
Total distributions paid
Class A	(1,756,998)	(3,512,305)	(566,636)	—
Class C	(63,392)	(112,492)	(17,043)	—
Class I	(3,968,555)	(6,869,832)	(572,074)	(39,507)
Total dividends and distributions to shareholders	(5,788,945)	(10,494,629)	(1,155,753)	(39,507)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	6,832,759	14,807,399	3,171,704	10,189,271
Class C	599,124	542,162	326,803	649,800
Class I	79,053,306	124,189,467	6,145,344	12,689,327
Reinvestment of dividends and distributions
Class A	1,574,036	3,118,565	497,017	—
Class C	61,439	110,040	15,887	—
Class I	3,311,093	5,680,419	485,634	34,442
Cost of shares redeemed
Class A	(6,839,883)	(15,652,928)	(3,214,930)	(12,147,547)
Class C	(170,654)	(950,350)	(1,250,309)	(3,760,290)
Class I	(55,500,773)	(95,496,352)	(7,519,893)	(16,175,892)
Net increase (decrease) in net assets from share transactions of beneficial interest	28,920,447	36,348,422	(1,342,743)	(8,520,889)

Total Increase (Decrease) in Net Assets	23,496,940	50,310,775	10,196,692	4,456,577

Net Assets:
Beginning of period	182,833,032	132,522,257	99,977,879	95,521,302
End of period	$206,329,972	$182,833,032	$110,174,571	$99,977,879

Share Activity:
Shares Sold
Class A	757,935	1,712,026	127,233	511,613
Class C	65,312	60,637	14,072	34,976
Class I	8,753,088	14,300,186	244,958	628,405
Shares Reinvested
Class A	176,572	354,236	19,707	—
Class C	6,761	12,246	680	—
Class I	371,365	645,045	18,963	1,740
Shares Redeemed
Class A	(758,279)	(1,782,840)	(132,537)	(602,039)
Class C	(18,541)	(107,132)	(54,401)	(202,322)
Class I	(6,185,560)	(10,916,692)	(298,853)	(776,417)
Net increase (decrease) in shares of beneficial interest outstanding	3,168,653	4,277,712	(60,178)	(404,044)

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 59

	Defensive Strategies Fund		Strategic Growth Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net investment income	$542,422	$1,407,830	$217,898	$637,273
Net realized gain (loss) from investments, foreign currency transactions and affiliated investments	150,343	243,076	15,723	370,188
Capital gain distributions from affiliated funds	—	375,501	—	124,146
Capital gain dividends from REITs	—	77,654	—	—
Net change in unrealized appreciation (depreciation) on investments, affiliated investments, alternative investments and foreign currency translations	1,737,446	8,970,541	(692,326)	4,111,426
Net increase (decrease) in net assets resulting from operations	2,430,211	11,074,602	(458,705)	5,243,033

Distributions to Shareholders:
Total distributions paid
Class A	(1,105,695)	(998,781)	(988,639)	(498,218)
Class C	(64,638)	(48,377)	(61,964)	(23,165)
Class I	(847,209)	(704,021)	(603)	(0)*
Total dividends and distributions to shareholders	(2,017,542)	(1,751,179)	(1,051,206)	(521,383)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,702,104	6,419,448	1,583,516	2,655,271
Class C	166,554	286,819	197,956	186,455
Class I	5,291,688	11,183,629	—	17,000
Reinvestment of dividends and distributions
Class A	946,471	869,149	958,098	482,302
Class C	61,515	45,507	61,199	22,701
Class I	752,577	649,838	603	0 *
Cost of shares redeemed
Class A	(3,061,953)	(9,073,954)	(2,209,619)	(5,701,485)
Class C	(353,342)	(1,615,017)	(312,858)	(1,258,361)
Class I	(7,174,777)	(9,274,279)	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	(1,669,163)	(508,860)	278,895	(3,596,117)

Total Increase (Decrease) in Net Assets	(1,256,494)	8,814,563	(1,231,016)	1,125,533

Net Assets:
Beginning of period	79,330,603	70,516,040	33,757,663	32,632,130
End of period	$78,074,109	$79,330,603	$32,526,647	$33,757,663

Share Activity:
Shares Sold
Class A	118,753	479,122	162,375	288,442
Class C	12,339	22,514	23,771	23,777
Class I	368,919	831,142	—	1,760
Shares Reinvested
Class A	66,747	66,652	97,965	53,649
Class C	4,607	3,699	7,364	2,956
Class I	53,073	49,834	62	0 **
Shares Redeemed
Class A	(212,902)	(674,972)	(225,507)	(612,136)
Class C	(26,420)	(128,377)	(37,799)	(159,863)
Class I	(497,459)	(689,721)	—	—
Net increase (decrease) in shares of beneficial interest outstanding	(112,343)	(40,107)	28,231	(401,415)

*	Less than $1.

**	Less than 1 share.

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 60

	Conservative Growth Fund		Growth & Income Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net investment income (loss)	$304,024	$782,849	$148,730	$334,351
Net realized gain (loss) from investments, and affiliated investments and foreign currency transactions	(7,151)	216,684	1,645	23,842
Capital gain dividends from affiliated funds	—	147,113	—	—
Net change in unrealized appreciation (depreciation) on investments, and affiliated investments and foreign currency translations	(844,645)	4,036,348	(254,761)	1,920,504
Net increase (decrease) in net assets resulting from operations	(547,772)	5,182,994	(104,386)	2,278,697

Distributions to Shareholders:
Total distributions paid
Class A	(1,125,403)	(592,194)	(124,255)	(319,139)
Class C	(90,230)	(35,028)	(6,286)	(21,089)
Class I	(4,596)	(0)*	(32,814)	(84,722)
Total dividends and distributions to shareholders	(1,220,229)	(627,222)	(163,355)	(424,950)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	911,006	2,723,395	756,707	2,337,063
Class C	79,956	242,896	151,636	136,292
Class I	542	124,054	412,690	1,166,692
Reinvestment of dividends and distributions
Class A	1,085,371	569,811	117,442	302,558
Class C	88,064	33,144	6,282	21,038
Class I	4,596	0 *	31,085	80,781
Cost of shares redeemed
Class A	(3,439,492)	(7,220,915)	(898,617)	(2,520,821)
Class C	(522,924)	(1,266,967)	(138,601)	(814,601)
Class I	(50)	—	(815,693)	(1,288,559)
Net increase (decrease) in net assets from share transactions of beneficial interest	(1,792,931)	(4,794,582)	(377,069)	(579,557)

Total Increase (Decrease) in Net Assets	(3,560,932)	(238,810)	(644,810)	1,274,190

Net Assets:
Beginning of period	38,518,717	38,757,527	19,068,361	17,794,171
End of period	$34,957,785	$38,518,717	$18,423,551	$19,068,361

Share Activity:
Shares Sold
Class A	87,040	273,121	69,964	227,194
Class C	8,940	28,153	14,678	13,725
Class I	52	12,221	37,792	111,398
Shares Reinvested
Class A	105,172	58,562	10,875	29,083
Class C	9,873	3,922	608	2,122
Class I	447	0 **	2,854	7,693
Shares Redeemed
Class A	(331,754)	(725,537)	(83,052)	(243,522)
Class C	(58,113)	(147,174)	(13,429)	(82,606)
Class I	(5)	—	(74,130)	(124,960)
Net increase (decrease) in shares of beneficial interest outstanding	(178,348)	(496,732)	(33,840)	(59,873)

*	Less than $1.

**	Less than 1 share.

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 61

Section 5 | Financial Highlights

Small/Mid Cap Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$13.30		$9.62	$8.42		$12.53	$9.92	$7.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.02)		(0.06)	(0.03)		(0.09)	(0.14)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.61)		4.07	1.50		(2.95)	3.39	2.14
Total from investment operations	(1.63)		4.01	1.47		(3.04)	3.25	2.05

LESS DISTRIBUTIONS:
From net investment income	(0.02)		—	—		—	—	—
From net realized gains on investments	(1.06)		(0.33)	(0.27)		(1.07)	(0.64)	—
Total distributions	(1.08)		(0.33)	(0.27)		(1.07)	(0.64)	—

Net asset value, end of period	$10.59		$13.30	$9.62		$8.42	$12.53	$9.92

Total return (B)(C)	(13.77	)%(F)	42.75%	17.59%		(26.66)%	33.89%	26.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$40,681		$45,754	$32,076		$27,983	$37,917	$30,316
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.52	%(G)	1.58%	1.58%		1.62%	1.60%	1.71%
Expenses, net waiver and reimbursement (D)(E)	1.42	%(G)	1.48%	1.48	%(H)	1.52%	1.50%	1.61%
Net investment loss, before waiver and reimbursement (E)	(0.47	)%(G)	(0.61)%	(0.38)%		(1.00)%	(1.30)%	(1.19)%
Net investment loss, net waiver and reimbursement (D)(E)	(0.37	)%(G)	(0.51)%	(0.28	)%(H)	(0.90)%	(1.20)%	(1.09)%
Portfolio turnover rate	33	%(F)	95%	67%		46%	48%	96%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

(H)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 62

Small/Mid Cap Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$9.70		$7.14	$6.36		$9.79	$7.93	$6.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.05)		(0.11)	(0.07)		(0.13)	(0.18)	(0.12)
Net realized and unrealized gain (loss) on investments	(1.11)		3.00	1.12		(2.23)	2.68	1.71
Total from investment operations	(1.16)		2.89	1.05		(2.36)	2.50	1.59

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.06)		(0.33)	(0.27)		(1.07)	(0.64)	—
Total distributions	(1.06)		(0.33)	(0.27)		(1.07)	(0.64)	—

Net asset value, end of period	$7.48		$9.70	$7.14		$6.36	$9.79	$7.93

Total return (B)(C)	(14.07	)%(F)	41.88%	16.66%		(27.23)%	32.87%	25.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,543		$3,004	$2,466		$2,150	$2,877	$2,230
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.27	%(G)	2.33%	2.33%		2.37%	2.35%	2.46%
Expenses, net waiver and reimbursement (D)(E)	2.17	%(G)	2.23%	2.23	%(H)	2.27%	2.25%	2.36%
Net investment loss, before waiver and reimbursement (E)	(1.22	)%(G)	(1.36)%	(1.13)%		(1.75)%	(2.05)%	(1.92)%
Net investment loss, net waiver and reimbursement (D)(E)	(1.12	)%(G)	(1.26)%	(1.03	)%(H)	(1.65)%	(1.95)%	(1.82)%
Portfolio turnover rate	33	%(F)	95%	67%		46%	56%	96%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

(H)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 63

Small/Mid Cap Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$13.79		$9.93	$8.67		$12.84	$10.13	$8.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.01)		(0.03)	(0.00	)*	(0.09)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.66)		4.22	1.53		(3.01)	3.47	2.19
Total from investment operations	(1.67)		4.19	1.53		(3.10)	3.35	2.11

LESS DISTRIBUTIONS:
From net investment income	(0.06)		—	—		—	—	—
From net realized gains on investments	(1.06)		(0.33)	(0.27)		(1.07)	(0.64)	—
Total distributions	(1.12)		(0.33)	(0.27)		(1.07)	(0.64)	—

Net asset value, end of period	$11.00		$13.79	$9.93		$8.67	$12.84	$10.13

Total return (B)	(13.67	)%(E)	43.24%	17.78%		(26.48)%	34.19%	26.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$27,346		$23,269	$7,833		$4,586	$12,104	$3,759
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.27	%(F)	1.33%	1.33%		1.44%	1.35%	1.46%
Expenses, net waiver and reimbursement (C)(D)	1.17	%(F)	1.23%	1.23	%(G)	1.34%	1.25%	1.36%
Net investment income (loss), before waiver and reimbursement (D)	(0.25	)%(F)	(0.34)%	(0.13)%		(0.85)%	(1.05)%	(1.02)%
Net investment income (loss), net waiver and reimbursement (C)(D)	(0.15	)%(F)	(0.24)%	(0.03	)%(G)	(0.75)%	(0.95)%	(0.92)%
Portfolio turnover rate	33	%(E)	95%	67%		46%	56%	96%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 64

International Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024		2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$13.65		$10.88		$9.16		$12.84	$9.92	$9.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.05		0.07		0.09		0.10	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	(0.44)		2.82		1.68		(3.72)	2.90	0.94
Total from investment operations	(0.39)		2.89		1.77		(3.62)	2.92	0.91

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.12)		(0.05)		(0.06)	—	(0.08)
Return of Capital	—		—		—		—	—	0.00 *
Total distributions	(0.13)		(0.12)		(0.05)		(0.06)	—	(0.08)

Net asset value, end of period	$13.13		$13.65		$10.88		$9.16	$12.84	$9.92

Total return (B)(C)	(2.85	)%(F)	26.74%		19.31%		(28.33)%	29.44%	10.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$56,619		$58,745		$57,824		$45,524	$61,220	$48,608
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.64	%(G)	1.67%		1.64%		1.72%	1.63%	1.76%
Expenses, net waiver and reimbursement (D)(E)	1.54	%(G)	1.59	%(H)	1.59	%(I)	1.67%	1.58%	1.71%
Net investment income (loss), before waiver and reimbursement (E)	0.58	%(G)	0.49%		0.76%		0.79%	0.13%	(0.38)%
Net investment income (loss), net waiver and reimbursement (D)(E)	0.68	%(G)	0.57	%(H)	0.81	%(I)	0.84%	0.18%	(0.33)%
Portfolio turnover rate	9%(F)		18%		20%		7%	17%	25%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

(H)	For the period February 1, 2024 through September 30, 2024 the voluntary waiver was 0.05%.

(I)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 65

International Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024		2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$13.06		$10.40		$8.78		$12.35	$9.62	$8.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)		(0.02)		0.01		0.00 *	(0.07)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.41)		2.70		1.61		(3.57)	2.80	0.92
Total from investment operations	(0.42)		2.68		1.62		(3.57)	2.73	0.82

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.02)		—		—	—	—
Total distributions	(0.03)		(0.02)		—		—	—	—

Net asset value, end of period	$12.61		$13.06		$10.40		$8.78	$12.35	$9.62

Total return (B)(C)	(3.25	)%(F)	25.81%		18.45%		(28.91)%	28.38%	9.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,507		$1,697		$1,841		$1,492	$2,337	$2,122
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.39	%(G)	2.42%		2.39%		2.47%	2.38%	2.51%
Expenses, net waiver and reimbursement (D)(E)	2.29	%(G)	2.34	%(H)	2.34	%(I)	2.42%	2.33%	2.46%
Net investment income (loss), before waiver and reimbursement (E)	(0.19	)%(G)	(0.25)%		0.02%		0.00%#	(0.65)%	(1.17)%
Net investment income (loss), net waiver and reimbursement (D)(E)	(0.09	)%(G)	(0.17	)%(H)	0.07	%(I)	0.05%	(0.60)%	(1.12)%
Portfolio turnover rate	9%(F)		18%		20%		7%	17%	25%

*	Amount is less than $0.005 per share.

#	Amount is less than 0.005%.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

(H)	For the period February 1, 2024 through September 30, 2024 the voluntary waiver was 0.05%.

(I)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 66

International Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024		2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$13.71		$10.92		$9.19		$12.89	$9.94	$9.10

OPERATIONS:
Net investment income (loss) (A)	0.06		0.10		0.12		0.13	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	(0.44)		2.84		1.69		(3.74)	2.89	0.96
Total from investment operations	(0.38)		2.94		1.81		(3.61)	2.95	0.95

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.15)		(0.08)		(0.09)	—	(0.11)
Return of Capital	—		—		—		—	—	0.00 *
Total distributions	(0.16)		(0.15)		(0.08)		(0.09)	—	(0.11)

Net asset value, end of period	$13.17		$13.71		$10.92		$9.19	$12.89	$9.94

Total return (B)	(2.75	)%(E)	27.13%		19.66%		(28.20)%	29.68%	10.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$124,500		$122,203		$102,795		$69,570	$72,957	$37,226
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.39	%(F)	1.42%		1.39%		1.47%	1.38%	1.51%
Expenses, net waiver and reimbursement (C)(D)	1.29	%(F)	1.34	%(G)	1.34	%(H)	1.42%	1.33%	1.46%
Net investment income (loss), before waiver and reimbursement (D)	0.86	%(F)	0.73%		1.03%		1.13%	0.45%	(0.16)%
Net investment income (loss), net waiver and reimbursement (C)(D)	0.96	%(F)	0.81	%(G)	1.08	%(H)	1.18%	0.50%	(0.11)%
Portfolio turnover rate	9%(E)		18%		20%		7%	17%	25%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

(G)	For the period February 1, 2024 through September 30, 2024 the voluntary waiver was 0.05%.

(H)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 67

Large/Mid Cap Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$13.38		$10.43	$9.65		$12.61	$9.77	$8.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.02)		(0.01)	0.01		(0.04)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.57)		3.62	1.76		(2.12)	3.10	1.48
Total from investment operations	(0.59)		3.61	1.77		(2.16)	3.03	1.44

LESS DISTRIBUTIONS:
From net investment income	(0.00	)*	—	—		—	—	—
From net realized gains on investments	(0.89)		(0.66)	(0.99)		(0.80)	(0.19)	(0.37)
Total distributions	(0.89)		(0.66)	(0.99)		(0.80)	(0.19)	(0.37)

Net asset value, end of period	$11.90		$13.38	$10.43		$9.65	$12.61	$9.77

Total return (B)(C)	(5.09	)%(F)	36.13%	18.83%		(18.74)%	31.32%	16.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$130,327		$132,332	$94,109		$82,627	$96,378	$70,891
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.38	%(G)	1.41%	1.48%		1.50%	1.50%	1.54%
Expenses, net waiver and reimbursement (D)(E)	1.25	%(G)	1.27%	1.29	%(H)	1.30%	1.39%	1.49%
Net investment income (loss), before waiver and reimbursement (E)	(0.37	)%(G)	(0.21)%	(0.11)%		(0.55)%	(0.71)%	(0.48)%
Net investment income (loss), net waiver and reimbursement (D)(E)	(0.24	)%(G)	(0.08)%	0.07	%(H)	(0.35)%	(0.60)%	(0.43)%
Portfolio turnover rate	9%(F)		53%	39%		35%	22%	23%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

(H)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 68

Large/Mid Cap Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$9.43		$7.58	$7.31		$9.79	$7.68	$6.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.04)		(0.07)	(0.05)		(0.10)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.38)		2.58	1.31		(1.58)	2.42	1.17
Total from investment operations	(0.42)		2.51	1.26		(1.68)	2.30	1.09

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.89)		(0.66)	(0.99)		(0.80)	(0.19)	(0.37)
Total distributions	(0.89)		(0.66)	(0.99)		(0.80)	(0.19)	(0.37)

Net asset value, end of period	$8.12		$9.43	$7.58		$7.31	$9.79	$7.68

Total return (B)(C)	(5.44	)%(F)	35.14%	17.79%		(19.27)%	30.32%	16.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,621		$10,312	$9,802		$8,577	$10,845	$8,192
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.13	%(G)	2.16%	2.21%		2.25%	2.25%	2.29%
Expenses, net waiver and reimbursement (D)(E)	2.00	%(G)	2.02%	2.04	%(H)	2.05%	2.14%	2.24%
Net investment loss, before waiver and reimbursement (E)	(1.11	)%(G)	(0.96)%	(0.85)%		(1.30)%	(1.46)%	(1.23)%
Net investment loss, net waiver and reimbursement (D)(E)	(0.98	)%(G)	(0.82)%	(0.68	)%(H)	(1.10)%	(1.35)%	(1.18)%
Portfolio turnover rate	9%(F)		53%	39%		35%	22%	23%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

(H)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 69

Large/Mid Cap Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$13.89		$10.79	$9.94		$12.93	$9.99	$8.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.00	*	0.02	0.03		(0.01)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.59)		3.75	1.81		(2.18)	3.17	1.52
Total from investment operations	(0.59)		3.77	1.84		(2.19)	3.13	1.50

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.01)	—		—	—	—
From net realized gains on investments	(0.89)		(0.66)	(0.99)		(0.80)	(0.19)	(0.37)
Total distributions	(0.92)		(0.67)	(0.99)		(0.80)	(0.19)	(0.37)

Net asset value, end of period	$12.38		$13.89	$10.79		$9.94	$12.93	$9.99

Total return (B)	(4.93	)%(E)	36.49%	19.01%		(18.50)%	31.64%	17.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$80,047		$73,963	$45,126		$21,966	$27,220	$19,378
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.13	%(F)	1.16%	1.21%		1.25%	1.25%	1.29%
Expenses, net waiver and reimbursement (C)(D)	1.00	%(F)	1.02%	1.04	%(G)	1.05%	1.14%	1.24%
Net investment income (loss), before waiver and reimbursement (D)	(0.13	)%(F)	0.03%	0.13%		(0.30)%	(0.45)%	(0.22)%
Net investment income (loss), net waiver and reimbursement (C)(D)	0.00	%(F)#	0.17%	0.31	%(G)	(0.10)%	(0.34)%	(0.17)%
Portfolio turnover rate	9%(E)		53%	39%		35%	22%	23%

*	Amount is less than $0.005 per share.

#	Amount is less than 0.005%.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 70

Small Cap Value Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$20.63		$17.32	$15.98		$21.35	$14.16	$17.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.06		0.10	0.16		0.09	0.12	0.04
Net realized and unrealized gain (loss) on investments	(1.80)		3.97	2.32		(3.50)	7.10	(2.39)
Total from investment operations	(1.74)		4.07	2.48		(3.41)	7.22	(2.35)

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.15)	(0.07)		(0.08)	(0.03)	(0.04)
From net realized gains on investments	(1.06)		(0.61)	(1.07)		(1.88)	—	(0.60)
Total distributions	(1.17)		(0.76)	(1.14)		(1.96)	(0.03)	(0.64)

Net asset value, end of period	$17.72		$20.63	$17.32		$15.98	$21.35	$14.16

Total return (B)(C)	(9.14	)%(G)	24.15%	15.45%		(17.84)%	51.03%	(14.38)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$98,076		$111,015	$96,865		$88,234	$105,800	$74,130
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.45	%(H)	1.46%	1.47%		1.50%	1.46%	1.57%
Expenses, net waiver and reimbursement (D)(E)	1.31	%(H)	1.33%	1.32	%(I)	1.34%	1.34%	1.47%
Net investment income, before waiver and reimbursement (E)	0.49	%(H)	0.40%	0.74%		0.30%	0.50%	0.19%
Net investment income, net waiver and reimbursement (D)(E)(F)	0.63	%(H)	0.53%	0.89	%(I)	0.46%	0.62%	0.29%
Portfolio turnover rate	28	%(G)	50%	55%		49%	61%	73%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For periods of less than one full year, total return and turnover are not annualized.

(H)	Annualized.

(I)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 71

Small Cap Value Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$12.15		$10.48	$10.06		$14.16	$9.45	$11.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)		(0.02)	0.01		(0.04)	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	(1.00)		2.36	1.48		(2.18)	4.73	(1.59)
Total from investment operations	(1.01)		2.34	1.49		(2.22)	4.71	(1.64)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.06)	—		—	—	—
From net realized gains on investments	(1.06)		(0.61)	(1.07)		(1.88)	—	(0.60)
Total distributions	(1.09)		(0.67)	(1.07)		(1.88)	—	(0.60)

Net asset value, end of period	$10.05		$12.15	$10.48		$10.06	$14.16	$9.45

Total return (B)(C)	(9.49	)%(G)	23.28%	14.61%		(18.44)%	49.84%	(15.01)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,660		$5,266	$6,502		$5,747	$7,293	$5,663
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.20	%(H)	2.21%	2.22%		2.25%	2.21%	2.32%
Expenses, net waiver and reimbursement (D)(E)	2.06	%(H)	2.08%	2.07	%(I)	2.09%	2.09%	2.22%
Net investment income (loss), before waiver and reimbursement (E)	(0.26	)%(H)	(0.30)%	0.00	%*	(0.46)%	(0.26)%	(0.55)%
Net investment income (loss), net waiver and reimbursement (D)(E)(F)	(0.12	)%(H)	(0.17)%	0.15	%(I)	(0.30)%	(0.14)%	(0.45)%
Portfolio turnover rate	28	%(G)	50%	55%		49%	61%	73%

*	Amount is less than 0.005%.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For periods of less than one full year, total return and turnover are not annualized.

(H)	Annualized.

(I)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 72

Small Cap Value Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$21.05		$17.66	$16.27		$21.71	$14.42	$17.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.15	0.20		0.14	0.17	0.08
Net realized and unrealized gain (loss) on investments	(1.83)		4.04	2.38		(3.57)	7.21	(2.42)
Total from investment operations	(1.74)		4.19	2.58		(3.43)	7.38	(2.34)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.19)	(0.12)		(0.13)	(0.09)	(0.09)
From net realized gains on investments	(1.06)		(0.61)	(1.07)		(1.88)	—	(0.60)
Total distributions	(1.22)		(0.80)	(1.19)		(2.01)	(0.09)	(0.69)

Net asset value, end of period	$18.09		$21.05	$17.66		$16.27	$21.71	$14.42

Total return (B)	(8.99	)%(F)(G)	24.45%	15.78%		(17.65)%	51.33%	(14.14)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$69,456		$79,593	$67,177		$46,222	$56,299	$35,473
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.20	%(H)	1.21%	1.22%		1.25%	1.21%	1.32%
Expenses, net waiver and reimbursement (C)(D)	1.06	%(H)	1.08%	1.07	%(I)	1.09%	1.09%	1.22%
Net investment income, before waiver and reimbursement (D)	0.75	%(H)	0.66%	1.00%		0.55%	0.75%	0.44%
Net investment income, net waiver and reimbursement (C)(D)(E)	0.89	%(H)	0.79%	1.15	%(I)	0.72%	0.87%	0.54%
Portfolio turnover rate	28	%(F)	50%	55%		49%	61%	73%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(H)	Annualized.

(I)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 73

Large/Mid Cap Value Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024		2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$25.98		$20.45		$18.91		$21.88	$17.43	$18.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.05		0.13		0.12		0.07	(0.01)	0.03
Net realized and unrealized gain (loss) on investments (B)	(1.33)		5.59		2.51		(2.01)	5.12	0.72
Total from investment operations	(1.28)		5.72		2.63		(1.94)	5.11	0.75

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.10)		(0.04)		(0.00)*	(0.03)	(0.08)
From net realized gains on investments	(2.16)		(0.09)		(1.05)		(1.03)	(0.63)	(2.10)
Total distributions	(2.27)		(0.19)		(1.09)		(1.03)	(0.66)	(2.18)

Net asset value, end of period	$22.43		$25.98		$20.45		$18.91	$21.88	$17.43

Total return (C)(D)	(5.31	)%(H)	28.18%		13.95%		(9.70)%	29.89%	3.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$186,465		$199,554		$162,861		$147,928	$160,560	$130,296
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.38	%(I)	1.39%		1.45%		1.46%	1.45%	1.51%
Expenses, net waiver and reimbursement (E)(F)	1.15	%(I)	1.19	%(J)	1.24	%(K)	1.21%	1.30%	1.41%
Net investment income (loss), before waiver and reimbursement (F)	0.22	%(I)	0.34%		0.36%		0.08%	(0.17)%	0.06%
Net investment income (loss), net waiver and reimbursement (E)(F)(G)	0.45	%(I)	0.55	%(J)	0.56	%(K)	0.33%	(0.02)%	0.16%
Portfolio turnover rate	2%(H)		34%		17%		34%	33%	26%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.

(C)	Total return calculation does not reflect sales load.

(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	For periods of less than one full year, total return and turnover are not annualized.

(I)	Annualized.

(J)	For the year ended September 30, 2024, the voluntary waiver was 0.05%.

(K)	For the year ended September 30, 2023, the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 74

Large/Mid Cap Value Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024		2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$18.38		$14.53		$13.78		$16.31	$13.21	$14.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)		(0.03)		(0.03)		(0.07)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments (B)	(0.90)		3.97		1.83		(1.43)	3.85	0.57
Total from investment operations	(0.93)		3.94		1.80		(1.50)	3.73	0.49

LESS DISTRIBUTIONS:
From net realized gains on investments	(2.16)		(0.09)		(1.05)		(1.03)	(0.63)	(2.10)
Total distributions	(2.16)		(0.09)		(1.05)		(1.03)	(0.63)	(2.10)

Net asset value, end of period	$15.29		$18.38		$14.53		$13.78	$16.31	$13.21

Total return (C)(D)	(5.61	)%(H)	27.23%		13.06%		(10.34)%	28.91%	3.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$12,664		$13,662		$15,111		$13,695	$15,162	$14,102
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.13	%(I)	2.14%		2.20%		2.21%	2.20%	2.26%
Expenses, net waiver and reimbursement (E)(F)	1.90	%(I)	1.94	%(J)	1.99	%(K)	1.96%	2.05%	2.16%
Net investment loss, before waiver and reimbursement (F)	(0.53	)%(I)	(0.41)%		(0.40)%		(0.67)%	(0.92)%	(0.69)%
Net investment loss, net waiver and reimbursement (E)(F)(G)	(0.30	)%(I)	(0.21	)%(J)	(0.19	)%(K)	(0.42)%	(0.77)%	(0.59)%
Portfolio turnover rate	2%(H)		34%		17%		34%	33%	26%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.

(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	For periods of less than one full year, total return and turnover are not annualized.

(I)	Annualized.

(J)	For the year ended September 30, 2024, the voluntary waiver was 0.05%.

(K)	For the year ended September 30, 2023, the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 75

Large/Mid Cap Value Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024		2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$26.36		$20.74		$19.17		$22.14	$17.63	$19.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.19		0.17		0.13	0.04	0.07
Net realized and unrealized gain (loss) on investments	(1.34)		5.67		2.54		(2.04)	5.18	0.74
Total from investment operations	(1.26)		5.86		2.71		(1.91)	5.22	0.81

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.15)		(0.09)		(0.03)	(0.08)	(0.13)
From net realized gains on investments	(2.16)		(0.09)		(1.05)		(1.03)	(0.63)	(2.10)
Total distributions	(2.33)		(0.24)		(1.14)		(1.06)	(0.71)	(2.23)

Net asset value, end of period	$22.77		$26.36		$20.74		$19.17	$22.14	$17.63

Total return (B)	(5.16	)%(F)	28.53%		14.21%		(9.48)%	30.20%	4.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$122,113		$141,642		$107,195		$79,945	$77,776	$47,340
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.13	%(G)	1.14%		1.20%		1.21%	1.20%	1.26%
Expenses, net waiver and reimbursement (C)(D)	0.90	%(G)	0.94	%(H)	0.99	%(I)	0.96%	1.05%	1.16%
Net investment income, before waiver and reimbursement (D)	0.47	%(G)	0.59%		0.61%		0.34%	0.08%	0.31%
Net investment income, net waiver and reimbursement (C)(D)(E)	0.70	%(G)	0.80	%(H)	0.81	%(I)	0.59%	0.23%	0.41%
Portfolio turnover rate	2%(F)		34%		17%		34%	33%	26%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

(H)	For the year ended September 30, 2024, the voluntary waiver was 0.05%.

(I)	For the year ended September 30, 2023, the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 76

Fixed Income Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$9.32		$8.68	$8.92		$10.44	$10.80	$10.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.26	0.19		0.08	0.03	0.12
Net realized and unrealized gain (loss) on investments	(0.22)		0.63	(0.23)		(1.49)	(0.27)	0.44
Total from investment operations	(0.08)		0.89	(0.04)		(1.41)	(0.24)	0.56

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.25)	(0.20)		(0.11)	(0.12)	(0.15)
Total distributions	(0.15)		(0.25)	(0.20)		(0.11)	(0.12)	(0.15)

Net asset value, end of period	$9.09		$9.32	$8.68		$8.92	$10.44	$10.80

Total return (B)(C)	(0.86	)%(E)	10.37%	(0.55)%		(13.60)%	(2.20)%	5.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$75,430		$75,162	$68,641		$81,219	$96,586	$91,403
Ratios to average net assets
Expenses, before waiver and reimbursement	1.27	%(F)	1.27%	1.29%		1.22%	1.34%	1.30%
Expenses, net waiver and reimbursement (D)	1.07	%(F)	1.07%	1.07	%(G)	1.02%	1.14%	1.10%
Net investment income, before waiver and reimbursement	2.83	%(F)	2.67%	1.87%		0.64%	0.11%	0.90%
Net investment income, net waiver and reimbursement (D)	3.03	%(F)	2.86%	2.09	%(G)	0.84%	0.31%	1.10%
Portfolio turnover rate	15	%(E)	50%	68%		68%	45%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 77

Fixed Income Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$8.92		$8.32	$8.56		$10.04	$10.38	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(A)	0.10		0.18	0.12		0.01	(0.04)	0.04
Net realized and unrealized gain (loss) on investments	(0.21)		0.61	(0.22)		(1.44)	(0.27)	0.42
Total from investment operations	(0.11)		0.79	(0.10)		(1.43)	(0.31)	0.46

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.19)	(0.14)		(0.05)	(0.03)	(0.07)
Total distributions	(0.12)		(0.19)	(0.14)		(0.05)	(0.03)	(0.07)

Net asset value, end of period	$8.69		$8.92	$8.32		$8.56	$10.04	$10.38

Total return (B)(C)	(1.27	)%(E)	9.51%	(1.24)%		(14.24)%	(2.99)%	4.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,066		$5,860	$7,628		$8,861	$11,369	$9,320
Ratios to average net assets
Expenses, before waiver and reimbursement	2.02	%(F)	2.02%	2.04%		1.97%	2.09%	2.05%
Expenses, net waiver and reimbursement (D)	1.82	%(F)	1.82%	1.82	%(G)	1.77%	1.89%	1.85%
Net investment income (loss), before waiver and reimbursement	2.08	%(F)	1.92%	1.12%		(0.11)%	(0.64)%	0.15%
Net investment income (loss), net waiver and reimbursement (D)	2.28	%(F)	2.10%	1.35	%(G)	0.09%	(0.44)%	0.35%
Portfolio turnover rate	15	%(E)	50%	68%		68%	45%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 78

Fixed Income Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$9.23		$8.59	$8.83		$10.34	$10.73	$10.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.15		0.28	0.22		0.11	0.06	0.14
Net realized and unrealized gain (loss) on investments	(0.23)		0.63	(0.24)		(1.49)	(0.28)	0.44
Total from investment operations	(0.08)		0.91	(0.02)		(1.38)	(0.22)	0.58

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.27)	(0.22)		(0.13)	(0.17)	(0.17)
Total distributions	(0.16)		(0.27)	(0.22)		(0.13)	(0.17)	(0.17)

Net asset value, end of period	$8.99		$9.23	$8.59		$8.83	$10.34	$10.73

Total return (B)	(0.85	)%(D)	10.76%	(0.30)%		(13.41)%	(2.07)%	5.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$31,223		$34,002	$26,672		$21,308	$18,389	$13,215
Ratios to average net assets
Expenses, before waiver and reimbursement	1.02	%(E)	1.02%	1.04%		0.97%	1.09%	1.05%
Expenses, net waiver and reimbursement (C)	0.82	%(E)	0.82%	0.82	%(F)	0.77%	0.89%	0.85%
Net investment income, before waiver and reimbursement	3.08	%(E)	2.92%	2.18%		0.90%	0.36%	1.12%
Net investment income, net waiver and reimbursement (C)	3.28	%(E)	3.11%	2.41	%(F)	1.10%	0.56%	1.32%
Portfolio turnover rate	15	%(D)	50%	68%		68%	45%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 79

High Yield Bond Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$9.05		$8.32	$7.98		$9.91	$9.26	$9.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.26		0.52	0.44		0.41	0.41	0.43
Net realized and unrealized gain (loss) on investments	(0.24)		0.71	0.35		(1.90)	0.64	(0.15)
Total from investment operations	0.02		1.23	0.79		(1.49)	1.05	0.28

LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.50)	(0.45)		(0.41)	(0.40)	(0.41)
From net realized gains on investments	—		—	—		(0.03)	—	—
Total distributions	(0.24)		(0.50)	(0.45)		(0.44)	(0.40)	(0.41)

Net asset value, end of period	$8.83		$9.05	$8.32		$7.98	$9.91	$9.26

Total return (B)(C)	0.26	%(F)	15.07%	10.00%		(15.45)%	11.42%	3.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$64,346		$64,381	$56,855		$67,766	$64,216	$45,940
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.23	%(G)	1.24%	1.32%		1.26%	1.38%	1.34%
Expenses, net waiver and reimbursement (D)(E)	1.13	%(G)	1.14%	1.19	%(H)	1.18%	1.33%	1.29%
Net investment income, before waiver and reimbursement (E)	5.62	%(G)	5.78%	5.06%		4.36%	4.15%	4.61%
Net investment income, net waiver and reimbursement (D)(E)	5.72	%(G)	5.88%	5.18	%(H)	4.44%	4.20%	4.66%
Portfolio turnover rate	28	%(F)	33%	72%		24%	57%	91%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

(H)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 80

High Yield Bond Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$9.23		$8.48	$8.12		$10.08	$9.40	$9.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.23		0.46	0.38		0.34	0.34	0.36
Net realized and unrealized gain (loss) on investments	(0.24)		0.72	0.37		(1.93)	0.66	(0.14)
Total from investment operations	(0.01)		1.18	0.75		(1.59)	1.00	0.22

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.43)	(0.39)		(0.34)	(0.32)	(0.34)
From net realized gains on investments	—		—	—		(0.03)	—	—
Total distributions	(0.21)		(0.43)	(0.39)		(0.37)	(0.32)	(0.34)

Net asset value, end of period	$9.01		$9.23	$8.48		$8.12	$10.08	$9.40

Total return (B)(C)	(0.11	)%(F)	14.14%	9.27%		(16.14)%	10.71%	2.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,891		$2,469	$2,559		$2,337	$3,138	$2,427
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.98	%(G)	1.99%	2.07%		2.01%	2.13%	2.09%
Expenses, net waiver and reimbursement (D)(E)	1.88	%(G)	1.89%	1.94	%(H)	1.93%	2.08%	2.04%
Net investment income, before waiver and reimbursement (E)	4.87	%(G)	5.02%	4.32%		3.60%	3.40%	3.84%
Net investment income, net waiver and reimbursement (D)(E)	4.97	%(G)	5.12%	4.44	%(H)	3.68%	3.45%	3.89%
Portfolio turnover rate	28	%(F)	33%	72%		24%	57%	91%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

(H)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 81

High Yield Bond Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$9.06		$8.33	$7.98		$9.91	$9.26	$9.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.27		0.54	0.46		0.43	0.44	0.45
Net realized and unrealized gain (loss) on investments	(0.24)		0.71	0.36		(1.90)	0.63	(0.14)
Total from investment operations	0.03		1.25	0.82		(1.47)	1.07	0.31

LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.52)	(0.47)		(0.43)	(0.42)	(0.44)
From net realized gains on investments	—		—	—		(0.03)	—	—
Total distributions	(0.26)		(0.52)	(0.47)		(0.46)	(0.42)	(0.44)

Net asset value, end of period	$8.83		$9.06	$8.33		$7.98	$9.91	$9.26

Total return (B)	0.28	%(E)	15.34%	10.40%		(15.24)%	11.71%	3.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$139,093		$115,983	$73,109		$67,093	$69,150	$30,924
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	0.98	%(F)	0.99%	1.07%		1.01%	1.13%	1.09%
Expenses, net waiver and reimbursement (C)(D)	0.88	%(F)	0.89%	0.94	%(G)	0.93%	1.08%	1.04%
Net investment income, before waiver and reimbursement (D)	5.87	%(F)	6.02%	5.31%		4.59%	4.40%	4.86%
Net investment income, net waiver and reimbursement (C)(D)	5.97	%(F)	6.12%	5.45	%(G)	4.68%	4.45%	4.91%
Portfolio turnover rate	28	%(E)	33%	72%		24%	57%	91%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E) For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 82

Israel Common Values Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023	2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$22.00		$19.34	$21.61	$24.70	$16.55	$17.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(A)	0.03		0.16	0.11	0.05	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	2.78		2.50	(2.38)	(3.14)	8.25	(1.01)
Total from investment operations	2.81		2.66	(2.27)	(3.09)	8.15	(1.11)

LESS DISTRIBUTIONS:
From net investment income	(0.25)		—	—	—	—	(0.18)
Return of Capital	—		—	—	—	—	0.00 *
Total distributions	(0.25)		—	—	—	—	(0.18)

Net asset value, end of period	$24.56		$22.00	$19.34	$21.61	$24.70	$16.55

Total return (B)(C)	12.72	%(D)	13.75%	(10.50)%	(12.51)%	49.24%	(6.35)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$57,806		$51,467	$47,004	$53,800	$57,667	$36,800
Ratio of expenses to average net assets	1.72	%(E)	1.77%	1.82%	1.72%	1.72%	1.84%
Ratio of net investment income (loss) to average net assets	0.27	%(E)	0.79%	0.53%	0.20%	(0.48)%	(0.62)%
Portfolio turnover rate	3%(D)		9%	7%	8%	12%	16%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 83

Israel Common Values Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023	2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$20.28		$17.97	$20.22	$23.29	$15.73	$16.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.06)		(0.01)	(0.05)	(0.13)	(0.26)	(0.22)
Net realized and unrealized gain (loss) on investments	2.55		2.32	(2.20)	(2.94)	7.82	(0.96)
Total from investment operations	2.49		2.31	(2.25)	(3.07)	7.56	(1.18)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		—	—	—	—	(0.06)
Return of Capital	—		—	—	—	—	0.00 *
Total distributions	(0.06)		—	—	—	—	(0.06)

Net asset value, end of period	$22.71		$20.28	$17.97	$20.22	$23.29	$15.73

Total return (B)(C)	12.29	%(D)	12.85%	(11.13)%	(13.18)%	48.06%	(7.00)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,535		$5,747	$8,101	$10,263	$12,293	$9,076
Ratio of expenses to average net assets	2.47	%(E)	2.52%	2.57%	2.47%	2.47%	2.59%
Ratio of net investment loss to average net assets	(0.52	)%(E)	(0.06)%	(0.25)%	(0.54)%	(1.27)%	(1.37)%
Portfolio turnover rate	3%(D)		9%	7%	8%	12%	16%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 84

Israel Common Values Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023	2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$22.37		$19.64	$21.88	$24.95	$16.68	$17.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.06		0.22	0.17	0.12	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments	2.82		2.53	(2.41)	(3.19)	8.32	(1.01)
Total from investment operations	2.88		2.75	(2.24)	(3.07)	8.27	(1.07)

LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.02)	—	—	—	(0.22)
Return of Capital	—		—	—	—	—	0.00 *
Total distributions	(0.30)		(0.02)	—	—	—	(0.22)

Net asset value, end of period	$24.95		$22.37	$19.64	$21.88	$24.95	$16.68

Total return (B)	12.83	%(C)	14.00%	(10.24)%	(12.30)%	49.58%	(6.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$46,833		$42,764	$40,417	$36,790	$45,063	$23,928
Ratio of expenses to average net assets	1.47	%(D)	1.52%	1.56%	1.47%	1.47%	1.59%
Ratio of net investment income (loss) to average net assets	0.52	%(D)	1.06%	0.82%	0.48%	(0.22)%	(0.37)%
Portfolio turnover rate	3%(C)		9%	7%	8%	12%	16%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 85

Defensive Strategies Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$14.69		$12.98	$12.52		$13.52	$11.78	$11.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.10		0.25	0.15		0.28	0.10	(0.01)
Net realized and unrealized gain (loss) on investments	0.36		1.78	0.88		(1.21)	1.64	0.44
Total from investment operations	0.46		2.03	1.03		(0.93)	1.74	0.43

LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.22)	(0.25)		(0.07)	—	(0.06)
From net realized gains on investments	(0.08)		(0.10)	(0.32)		—	—	(0.28)
Return of capital	—		—	—		—	—	0.00 *
Total distributions	(0.38)		(0.32)	(0.57)		(0.07)	—	(0.34)

Net asset value, end of period	$14.77		$14.69	$12.98		$12.52	$13.52	$11.78

Total return (B)(C)	3.24	%(F)	15.92%	8.30%		(6.92)%	14.77%	3.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$43,007		$43,178	$39,823		$45,313	$40,342	$29,577
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.31	%(G)	1.35%	1.36%		1.42%	1.48%	1.54%
Expenses, net waiver and reimbursement (D)(E)	1.17	%(G)	1.19%	1.27	%(H)	1.37%	1.43%	1.49%
Net investment income (loss), before waiver and reimbursement (E)	1.22	%(G)	1.68%	1.09%		1.95%	0.74%	(0.13)%
Net investment income (loss), net waiver and reimbursement (D)(E)	1.36	%(G)	1.84%	1.18	%(H)	2.00%	0.79%	(0.08)%
Portfolio turnover rate	10	%(F)	19%	46%		35%	34%	49%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

(H)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 86

Defensive Strategies Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$13.78		$12.15	$11.76		$12.74	$11.18	$11.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.04		0.13	0.05		0.18	0.01	(0.09)
Net realized and unrealized gain (loss) on investments	0.34		1.69	0.83		(1.16)	1.55	0.42
Total from investment operations	0.38		1.82	0.88		(0.98)	1.56	0.33

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.09)	(0.17)		—	—	—
From net realized gains on investments	(0.08)		(0.10)	(0.32)		—	—	(0.28)
From return of capital	—		—	—		—	—	0.00 *
Total distributions	(0.28)		(0.19)	(0.49)		—	—	(0.28)

Net asset value, end of period	$13.88		$13.78	$12.15		$11.76	$12.74	$11.18

Total return (B)(C)	2.84	%(F)	15.13%	7.50%		(7.69)%	13.95%	3.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,152		$3,259	$4,117		$4,880	$3,388	$2,464
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.06	%(G)	2.10%	2.11%		2.17%	2.23%	2.29%
Expenses, net waiver and reimbursement (D)(E)	1.92	%(G)	1.94%	2.02	%(H)	2.12%	2.18%	2.24%
Net investment income (loss), before waiver and reimbursement (E)	0.47	%(G)	0.88%	0.30%		1.32%	(0.01)%	(0.89)%
Net investment income (loss), net waiver and reimbursement (D)(E)	0.61	%(G)	1.04%	0.39	%(H)	1.37%	0.04%	(0.84)%
Portfolio turnover rate	10	%(F)	19%	46%		35%	34%	49%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

(H)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 87

Defensive Strategies Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$14.72		$13.01	$12.54		$13.55	$11.77	$11.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.28	0.19		0.35	0.17	0.02
Net realized and unrealized gain (loss) on investments	0.36		1.78	0.89		(1.26)	1.61	0.43
Total from investment operations	0.48		2.06	1.08		(0.91)	1.78	0.45

LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.25)	(0.29)		(0.10)	—	(0.09)
From net realized gains on investments	(0.08)		(0.10)	(0.32)		—	—	(0.28)
From return of capital	—		—	—		—	—	0.00 *
Total distributions	(0.42)		(0.35)	(0.61)		(0.10)	—	(0.37)

Net asset value, end of period	$14.78		$14.72	$13.01		$12.54	$13.55	$11.77

Total return (B)(C)	3.36	%(F)	16.20%	8.64%		(6.80)%	15.12%	3.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$31,915		$32,894	$26,576		$25,269	$14,750	$5,212
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.06	%(G)	1.10%	1.11%		1.17%	1.23%	1.29%
Expenses, net waiver and reimbursement (D)(E)	0.92	%(G)	0.94%	1.03	%(H)	1.12%	1.18%	1.24%
Net investment income, before waiver and reimbursement (E)	1.47	%(G)	1.88%	1.36%		2.39%	1.21%	0.16%
Net investment income, net waiver and reimbursement (D)(E)	1.61	%(G)	2.05%	1.44	%(H)	2.44%	1.26%	0.21%
Portfolio turnover rate	10	%(F)	19%	46%		35%	34%	49%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

(H)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 88

Strategic Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$10.14		$8.79	$8.77		$10.92	$9.48	$9.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07		0.18	0.12		0.06	0.03	0.04
Net realized and unrealized gain (loss) on investments	(0.20)		1.32	0.54		(1.70)	1.75	0.16
Total from investment operations	(0.13)		1.50	0.66		(1.64)	1.78	0.20

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.13)	(0.06)		(0.02)	(0.01)	—
From net realized gains on investments	(0.12)		(0.02)	(0.58)		(0.49)	(0.33)	(0.36)
Total distributions	(0.32)		(0.15)	(0.64)		(0.51)	(0.34)	(0.36)

Net asset value, end of period	$9.69		$10.14	$8.79		$8.77	$10.92	$9.48

Total return (B)(C)	(1.34	)%(F)	17.23%	7.37%		(15.82)%	19.15%	2.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$30,686		$31,769	$29,928		$29,944	$37,731	$32,260
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	0.88	%(G)	0.89%	1.28%		1.09%	1.10%	1.15%
Expenses, net waiver and reimbursement (D)	0.88	%(G)	0.89%	1.03	%(H)	N/A	N/A	N/A
Net investment income, before waiver and reimbursement (D)(E)	1.34	%(G)	1.96%	1.08%		0.56%	0.27%	0.42%
Net investment income, net waiver and reimbursement (D)(E)	1.34	%(G)	1.96%	1.33	%(H)	N/A	N/A	N/A
Portfolio turnover rate	15	%(F)	3%	26%		28%	22%	47%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

(H)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 89

Strategic Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$8.63		$7.48	$7.54		$9.50	$8.34	$8.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.03		0.11	0.05		(0.02)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.17)		1.12	0.47		(1.45)	1.54	0.15
Total from investment operations	(0.14)		1.23	0.52		(1.47)	1.49	0.12

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.06)	—		—	—	—
From net realized gains on investments	(0.12)		(0.02)	(0.58)		(0.49)	(0.33)	(0.36)
Total distributions	(0.27)		(0.08)	(0.58)		(0.49)	(0.33)	(0.36)

Net asset value, end of period	$8.22		$8.63	$7.48		$7.54	$9.50	$8.34

Total return (B)(C)	(1.66	)%(F)	16.61%	6.75%		(16.42)%	18.19%	1.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,823		$1,971	$2,704		$2,680	$2,967	$2,743
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.38	%(G)	1.39%	1.91%		1.84%	1.85%	1.90%
Expenses, net waiver and reimbursement (D)	1.38	%(G)	1.39%	1.66	%(H)	N/A	N/A	N/A
Net investment income, before waiver and reimbursement (D)(E)	0.83	%(G)	1.39%	0.45%		(0.20)%	(0.48)%	(0.32)%
Net investment income, net waiver and reimbursement (D)(E)	0.83	%(G)	1.39%	0.70	%(H)	N/A	N/A	N/A
Portfolio turnover rate	15	%(F)	3%	26%		28%	22%	47%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

(H)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 90

Strategic Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE PERIOD ENDED SEPTEMBER 30
	2025		2024	2023*
	(Unaudited	)
Net asset value, beginning of period	$10.15		$8.79	$9.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.23	0.03
Net realized and unrealized gain (loss) on investments (B)	(0.20)		1.28	(0.32)
Total from investment operations	(0.12)		1.51	(0.29)

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.13)	—
From net realized gains on investments	(0.12)		(0.02)	—
Total distributions	(0.34)		(0.15)	—

Net asset value, end of period	$9.69		$10.15	$8.79

Total return (C)(D)	(1.19	)%(G)(H)	17.33%	(3.19	)%(G)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period	$17,666		$17,889	$18
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	0.63	%(I)	0.64%	1.03	%(I)
Expenses, net waiver and reimbursement (E)	0.63	%(I)	0.64%	0.78	%(I)(J)
Net investment income, before waiver and reimbursement (E)(F)	1.61	%(I)	2.33%	3.37	%(I)
Net investment income, net waiver and reimbursement (E)(F)	1.61	%(I)	2.33%	3.62	%(I)(J)
Portfolio turnover rate	15	%(G)	3%	26	%(G)

*	The Strategic Growth Fund Class I shares inception date is September 1, 2023.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.

(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For periods of less than one full year, total return and turnover are not annualized.

(H)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(I)	Annualized.

(J)	For the period September 1, 2023 through September 30, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 91

Conservative Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$10.76		$9.54	$9.58		$11.66	$10.62	$10.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.21	0.14		0.05	0.02	0.05
Net realized and unrealized gain (loss) on investments	(0.24)		1.18	0.33		(1.66)	1.31	0.30
Total from investment operations	(0.15)		1.39	0.47		(1.61)	1.33	0.35

LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.15)	(0.04)		(0.02)	(0.04)	—
From net realized gains on investments	(0.10)		(0.02)	(0.47)		(0.45)	(0.25)	(0.39)
Total distributions	(0.35)		(0.17)	(0.51)		(0.47)	(0.29)	(0.39)

Net asset value, end of period	$10.26		$10.76	$9.54		$9.58	$11.66	$10.62

Total return (B)(C)	(1.43	)%(F)	14.71%	4.79%		(14.48)%	12.63%	3.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$32,419		$35,490	$35,238		$37,037	$46,151	$41,546
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	0.87	%(G)	0.90%	1.24%		1.04%	1.10%	1.12%
Expenses, net waiver and reimbursement (D)	0.87	%(G)	0.90%	0.99	%(H)	N/A	N/A	N/A
Net investment income, before waiver and reimbursement (D)(E)	1.71	%(G)	2.11%	1.17%		0.43%	0.20%	0.43%
Net investment income, net waiver and reimbursement (D)(E)	1.71	%(G)	2.11%	1.42	%(H)	N/A	N/A	N/A
Portfolio turnover rate	12	%(F)	4%	27%		21%	21%	37%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

(H)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 92

Conservative Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$9.31		$8.25	$8.36		$10.29	$9.43	$9.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.05		0.14	0.06		(0.03)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.20)		1.02	0.30		(1.45)	1.17	0.26
Total from investment operations	(0.15)		1.16	0.36		(1.48)	1.11	0.23

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.08)	—		—	—	—
From net realized gains on investments	(0.10)		(0.02)	(0.47)		(0.45)	(0.25)	(0.39)
Total distributions	(0.30)		(0.10)	(0.47)		(0.45)	(0.25)	(0.39)

Net asset value, end of period	$8.86		$9.31	$8.25		$8.36	$10.29	$9.43

Total return (B)(C)	(1.61	)%(F)	14.14%	4.10%		(15.10)%	11.84%	2.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,409		$2,898	$3,519		$3,895	$5,496	$4,712
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.37	%(G)	1.40%	1.87%		1.79%	1.85%	1.87%
Expenses, net waiver and reimbursement (D)	1.37	%(G)	1.40%	1.63	%(H)	N/A	N/A	N/A
Net investment income, before waiver and reimbursement (D)(E)	1.17	%(G)	1.57%	0.53%		(0.32)%	(0.56)%	(0.31)%
Net investment income, net waiver and reimbursement (D)(E)	1.17	%(G)	1.57%	0.77	%(H)	N/A	N/A	N/A
Portfolio turnover rate	12	%(F)	4%	27%		21%	21%	37%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fees. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

(H)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 93

Conservative Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE PERIOD ENDED SEPTEMBER 30
	2025		2024	2023*
	(Unaudited	)
Net asset value, beginning of period	$10.74		$9.54	$9.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.28	0.05
Net realized and unrealized gain (loss) on investments (B)	(0.23)		1.09	(0.31)
Total from investment operations	(0.13)		1.37	(0.26)

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.15)	—
From net realized gains on investments	(0.10)		(0.02)	—
Total distributions	(0.38)		(0.17)	—

Net asset value, end of period	$10.23		$10.74	$9.54

Total return (C)(D)	(1.27	)%(G)	14.49%	(2.65	)%(G)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period	$130,124		$131,305	$18
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	0.62	%(H)	0.65%	0.99	%(H)
Expenses, net waiver and reimbursement (E)	0.62	%(H)	0.65%	0.74	%(H)(I)
Net investment income, before waiver and reimbursement (E)(F)	1.97	%(H)	2.69%	5.50	%(H)
Net investment income, net waiver and reimbursement (E)(F)	1.97	%(H)	2.69%	5.75	%(H)(I)
Portfolio turnover rate	12	%(G)	4%	27	%(G)

*	The Conservative Growth Fund Class I shares inception date is September 1, 2023.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.

(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For periods of less than one full year, total return and turnover are not annualized.

(H)	Annualized.

(I)	For the period September 1, 2023 through September 30, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 94

Growth & Income Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$10.98		$9.92	$10.66		$11.75	$10.11	$10.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.19	0.17		0.11	0.06	0.09
Net realized and unrealized gain (loss) on investments	(0.15)		1.12	(0.08)		(1.03)	1.68	(0.47)
Total from investment operations	(0.06)		1.31	0.09		(0.92)	1.74	(0.38)

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.19)	(0.17)		(0.12)	(0.10)	(0.11)
From net realized gains on investments	—		(0.06)	(0.66)		(0.05)	—	—
Return of Capital	—		—	—		—	—	0.00 *
Total distributions	(0.10)		(0.25)	(0.83)		(0.17)	(0.10)	(0.11)

Net asset value, end of period	$10.82		$10.98	$9.92		$10.66	$11.75	$10.11

Total return (B)(C)	(0.58	)%(G)	13.32%	0.50%		(7.97)%	17.18%	(3.48)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$13,998		$14,226	$12,726		$13,150	$14,191	$13,295
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.97	%(H)	1.98%	1.98%		1.85%	1.90%	1.85%
Expenses, net waiver and reimbursement (D)(E)	1.54	%(H)	1.59%	1.58	%(I)	1.27%	1.52%	1.50%
Net investment income, before waiver and reimbursement (E)	1.18	%(H)	1.46%	1.23%		0.36%	0.18%	0.55%
Net investment income, net waiver and reimbursement (D)(E)(F)	1.61	%(H)	1.86%	1.63	%(I)	0.94%	0.56%	0.90%
Portfolio turnover rate	53	%(G)	53%	96%		60%	43%	39%

*	Amount is less than $0.005 per share

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For periods of less than one full year, total return and turnover are not annualized.

(H)	Annualized.

(I)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.15%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 95

Growth & Income Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$10.52		$9.51	$10.25		$11.31	$9.74	$10.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.04		0.11	0.09		0.02	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	(0.14)		1.07	(0.07)		(0.98)	1.60	(0.45)
Total from investment operations	(0.10)		1.18	0.02		(0.96)	1.58	(0.43)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.11)	(0.10)		(0.05)	(0.01)	(0.04)
From net realized gains on investments	—		(0.06)	(0.66)		(0.05)	—	—
Return of Capital	—		—	—		—	—	0.00 *
Total distributions	(0.06)		(0.17)	(0.76)		(0.10)	(0.01)	(0.04)

Net asset value, end of period	$10.36		$10.52	$9.51		$10.25	$11.31	$9.74

Total return (B)(C)	(0.96	)%(G)	12.47%	(0.23)%		(8.62)%	16.25%	(4.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,141		$1,139	$1,664		$1,923	$1,938	$1,719
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.72	%(H)	2.73%	2.73%		2.60%	2.65%	2.60%
Expenses, net waiver and reimbursement (D)(E)	2.29	%(H)	2.34%	2.33	%(I)	2.02%	2.27%	2.25%
Net investment income (loss), before waiver and reimbursement (E)	0.43	%(H)	0.73%	0.47%		(0.41%)	(0.57%)	(0.19%)
Net investment income (loss), net waiver and reimbursement (D)(E)(F)	0.86	%(H)	1.13%	0.88	%(I)	0.17%	(0.19%)	0.16%
Portfolio turnover rate	53	%(G)	53%	96%		60%	43%	39%

*	Amount is less than $0.005 per share

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For periods of less than one full year, total return and turnover are not annualized.

(H)	Annualized.

(I)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.15%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 96

Growth & Income Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024	2023		2022	2021	2020
	(Unaudited	)
Net asset value, beginning of period	$11.07		$10.00	$10.74		$11.83	$10.18	$10.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.22	0.20		0.15	0.09	0.12
Net realized and unrealized gain (loss) on investments	(0.09)		1.13	(0.08)		(1.04)	1.69	(0.47)
Total from investment operations	0.01		1.35	0.12		(0.89)	1.78	(0.35)

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.22)	(0.20)		(0.15)	(0.13)	(0.14)
From net realized gains on investments	(0.06)		(0.06)	(0.66)		(0.05)	—	—
Return of Capital	—		—	—		—	—	0.00 *
Total distributions	(0.17)		(0.28)	(0.86)		(0.20)	(0.13)	(0.14)

Net asset value, end of period	$10.91		$11.07	$10.00		$10.74	$11.83	$10.18

Total return (B)(C)	(0.45	)%(G)	13.59%	0.75%		(7.67)%	17.44%	(3.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,285		$3,703	$3,404		$3,154	$2,070	$2,102
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.72	%(H)	1.73%	1.73%		1.69%	1.65%	1.60%
Expenses, net waiver and reimbursement (D)(E)	1.29	%(H)	1.34%	1.32	%(I)	1.02%	1.27%	1.25%
Net investment income, before waiver and reimbursement (E)	1.43	%(H)	1.70%	1.50%		0.52%	0.43%	0.86%
Net investment income, net waiver and reimbursement (D)(E)(F)	1.86	%(H)	2.10%	1.91	%(I)	1.19%	0.81%	1.21%
Portfolio turnover rate	53	%(G)	53%	96%		60%	43%	39%

*	Amount is less than $0.005 per share

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For periods of less than one full year, total return and turnover are not annualized.

(H)	Annualized.

(I)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.15%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 97

Section 6 | Notes to Financial Statements

MARCH 31, 2025 (UNAUDITED)

Timothy Plan Family of Funds

NOTE 1 |	Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of March 31, 2025, the Trust consisted of nineteen series. These financial statements include the following twelve series: Timothy Plan Small/Mid Cap Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund and Timothy Plan Growth & Income Fund (the “Funds”). The Funds are diversified funds except for the Timothy Plan Defensive Strategy Fund which is a non-diversified fund. The Timothy Plan Small/Mid Cap Growth Fund changed its name effective February 2, 2024.

The Timothy Plan Small/Mid Cap Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment strategy by normally investing at least 80% of the Fund’s total assets in small and mid-cap stocks. The Adviser considers small and mid-cap companies to be companies that, at the time of investment, have market capitalizations within the range of market capitalization of the companies appearing in the Russell MidCap Growth® Index.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the securities of foreign companies (companies domiciled in countries other than the United States), without regard to market capitalizations. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion and affiliated exchange traded funds.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in U.S. stocks with market capitalizations that fall within the range of companies included in the Russell 2000 Index and affiliated exchange traded funds.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion and affiliated exchange traded funds.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 98

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of high yield fixed income securities. These include corporate bonds, mortgage-backed securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities with a rating of “BB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Timothy Plan Israel Common Values Fund seeks to provide long-term growth of capital. This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Defensive Strategies Fund’s investment objective is to provide long-term capital growth. To achieve its investment objective, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based securities, various fixed-income securities and Treasury Inflation Protected Securities (“TIPS”), and currently holds gold bullion.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust:

Timothy Plan Traditional Funds	% of Fund’s Net Assets Invested in Timothy Plan Traditional Funds
Defensive Strategies Fund	5 - 30%
International Fund	0 - 20%
Fixed Income Fund	0 - 20%
Large/Mid Cap Growth Fund	0 - 20%
Large/Mid Cap Value Fund	0 - 20%
Israel Common Values Fund	0 - 10%
Small Cap Value Fund	0 - 10%
Small/Mid Cap Growth Fund	0 - 10%
High Yield Bond Fund	0 - 7.5%

Timothy Plan Exchange Traded Funds	% of Fund’s Net Assets Invested in Timothy Plan Exchange Traded Funds
International ETF	0 - 30%
US Large/Mid Cap Core Enhanced ETF	0 - 40%
US Large/Mid Cap Core ETF	0 - 40%
High Dividend Stock Enhanced ETF	0 - 20%
High Dividend Stock ETF	0 - 20%
US Small Cap Core ETF	0 - 20%
Market Neutral ETF	0 - 20%

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 99

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust:

Timothy Plan Traditional Funds	% of Fund’s Net Assets Invested in Timothy Plan Traditional Funds
Fixed Income	20 - 40%
International	0 - 20%
High Yield Bond	0 - 15%

Timothy Plan Exchange Traded Funds	% of Fund’s Net Assets Invested in Timothy Plan Exchange Traded Funds
International ETF	0 - 30%
US Large/Mid Cap Core Enhanced ETF	0 - 30%
US Large/Mid Cap Core ETF	0 - 30%
Market Neutral ETF	0 - 30%
High Dividend Stock Enhanced ETF	0 - 25%
High Dividend Stock ETF	0 - 25%
US Small Cap Core ETF	0 - 15%

The Timothy Plan Growth & Income Fund’s investment objective is to provide total return through a combination of growth and income and preservation of capital in declining markets. To achieve its goals, the Fund primarily invests in equity securities of foreign and domestic companies that the advisor believes are undervalued, and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

Operating Segments - The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 100

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). The costing method for the Timothy Plan Funds is specific identification. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Small/Mid Cap Growth Fund, Large/Mid Cap Value Fund, Israel Common Values Fund, Small Cap Value Fund and Defensive Strategies Fund have made certain investments in REITs. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

C.	FOREIGN TAXES

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

D.	FOREIGN CURRENCY

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.	GOLD RISK FACTORS

There is a risk that some or all of the Trust’s gold bars held by the custodian or any sub-custodian on behalf of the Trust could be lost, damaged or stolen. Access to the Trust’s gold bars could be restricted by natural events (such as an earthquake) or human actions (such as a terrorist attack). Any of these events may adversely affect the operations of the Trust and, consequently, an investment in the fund shares.

Several factors may affect the price of gold, including but not limited to:

●	Global or regional political, economic or financial events and situations;
●	Investors’ expectations with respect to the rate of inflation;

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●	Currency exchange rates;
●	Interest rates; and
●	Investment and trading activities of hedge funds and commodity funds.

F.	NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of each Fund in the Trust. The net asset value of the classes may differ because of different fees and expenses charged to each class.

G.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

H.	CLASSES

There are three classes of shares currently offered by all Funds in the Trust: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; Class I shares, which commenced operations on August 1, 2013 except for Strategic Growth and Conservative Growth which commenced operations on September 1, 2023, are offered without any sales charges or ongoing service distribution fees.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

I.	USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the year ended. Actual results could differ from those estimates.

J.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2022 to September 30, 2024, or expected to be taken in the Funds’ September 30, 2025 year-end tax returns.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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K.	INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

L.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or Net Asset Values (NAVs) per share of the Funds.

During the fiscal year ended September 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax treatment of adjustments for prior year tax returns, and use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended September 30, 2024, as follows:

FUND	PAID IN CAPITAL	ACCUMULATED EARNINGS (LOSSES)
Small/Mid Cap Growth Fund	$2,323,549	$(2,323,549)
International Fund	—	—
Large/Mid Cap Growth Fund	2,047,866	(2,047,866)
Small Cap Value Fund	1,346,774	(1,346,774)
Large/Mid Cap Value Fund	3,322,357	(3,322,357)
Fixed Income Fund	—	—
High Yield Bond Fund	—	—
Israel Common Values Fund	—	—
Defensive Strategies Fund	203,578	(203,578)
Strategic Growth Fund	103,013	(103,013)
Conservative Growth Fund	106,795	(106,795)
Growth & Income Fund	—	—

M.	SUB-CUSTODIAN

Effective May 22, 2015, the Timothy Plan Family of Funds entered into a precious metals storage agreement with Brink’s Global Services U.S.A., Inc. to maintain the custody of the gold held in the Timothy Plan Defensive Strategies Fund.

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Note 2 |	Security Valuation and Fair Value Measurements

The Funds’ securities are valued at fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

FAIR VALUATION PROCESS

The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Trustees of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

EXCHANGE TRADED FUNDS

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

OPTIONS TRANSACTIONS –The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Funds’ portfolio. If such an increase occurs, the call options will permit the Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

There were no options held at March 31, 2025, and there were no options transactions for the six months ended March 31, 2025.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, preferred stock, ADRs, REITs, LPs, LLCs, PLCs, GDRs and NVDRs are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the advisor or sub-advisor believes such prices more accurately reflect the fair value of such securities. Securities including ETFs, that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Equity securities traded on inactive markets or valued by reference to similar instruments are categorized as a Level 2. When market quotations are not readily available, when the advisor or sub-advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the advisor or sub-advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities. Foreign investments are not fair valued using fair value triggers.

Investments in alternative investments, such as gold bars, are valued at the spot rate at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, convertible bonds, government mortgage-backed securities, government notes and bonds, non U.S. government bonds, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the advisor or sub-advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the advisor or sub-advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the advisor or sub-advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the advisor and sub-advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2025:

Small/Mid Cap Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$65,228,416	$—	$—	$65,228,416
Money Market Fund	5,532,651	—	—	5,532,651
Total	$70,761,067	$—	$—	$70,761,067

International Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$174,813,343	$—	$—	$174,813,343
Money Market Fund	6,925,327	—	—	6,925,327
Total	$181,738,670	$—	$—	$181,738,670

Large/Mid Cap Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$186,117,888	$—	$—	$186,117,888
Exchange - Traded Funds	24,693,076	—	—	24,693,076
Money Market Fund	11,903,458	—	—	11,903,458
Total	$222,714,422	$—	$—	$222,714,422

Small Cap Value Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$148,621,243	$—	$—	$148,621,243
Exchange - Traded Fund	21,476,878	—	—	21,476,878
Money Market Fund	2,729,372	—	—	2,729,372
Total	$172,827,493	$—	$—	$172,827,493

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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Large/Mid Cap Value Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$242,369,211	$—	$—	$242,369,211
Exchange - Traded Funds	58,727,653	—	—	58,727,653
Money Market Fund	20,062,163	—	—	20,062,163
Total	$321,159,027	$—	$—	$321,159,027

Fixed Income Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset Backed Securities	$—	$3,435,142	$—	$3,435,142
Corporate Bonds	—	31,306,450	—	31,306,450
Non U.S. Government & Agencies	—	5,014,494	—	5,014,494
U.S. Government & Agencies	—	70,284,087	—	70,284,087
Money Market Fund	1,002,141	—	—	1,002,141
Total	$1,002,141	$110,040,173	$—	$111,042,314

High Yield Bond Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Corporate Bonds	$—	$197,548,479	$—	$197,548,479
Money Market Fund	5,743,447	—	—	5,743,447
Total	$5,743,447	$197,548,479	$—	$203,291,926

Israel Common Values Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$108,962,368	$—	$—	$108,962,368
Money Market Fund	1,265,446	—	—	1,265,446
Total	$110,227,814	$—	$—	$110,227,814

Defensive Strategies Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$30,320,061	$—	$—	$30,320,061
Exchange - Traded Fund	13,244,951	—	—	13,244,951
Precious Metals - Physical Holding	19,189,054	—	—	19,189,054
U.S. Government & Agencies	—	12,628,203	—	12,628,203
Money Market Fund	2,009,107	—	—	2,009,107
Total	$64,763,173	$12,628,203	$—	$77,391,376

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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Strategic Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange - Traded Funds	$20,770,782	$—	$—	$20,770,782
Open End Funds	11,375,490	—	—	11,375,490
Money Market Fund	333,952	—	—	333,952
Total	$32,480,224	$—	$—	$32,480,224

Conservative Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange - Traded Funds	$16,119,642	$—	$—	$16,119,642
Open End Funds	17,802,499	—	—	17,802,499
Money Market Fund	941,840	—	—	941,840
Total	$34,863,981	$—	$—	$34,863,981

Growth & Income Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange - Traded Fund	$9,544,813	$—	$—	$9,544,813
Asset Back Securities	—	264,692	—	264,692
Corporate Bonds	—	2,025,555	—	2,025,555
Non U.S. Government & Agencies	—	330,816	—	330,816
U.S. Government & Agencies	—	6,016,155	—	6,016,155
Money Market Fund	195,657	—	—	195,657
Total	$9,740,470	$8,637,218	$—	$18,377,688

Refer to the Schedules of Investments for industry classifications.

For the six months ended March 31, 2025, there were no changes into/out of Level 3. Additional disclosures surrounding Level 3 investments were not significant to the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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Note 3 |	Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended March 31, 2025:

	Purchases		Sales
Fund	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Small/Mid Cap Growth Fund	$—	$32,017,922	$—	$23,967,509
International Fund	—	23,516,063	—	16,248,891
Large/Mid Cap Growth Fund *	—	35,317,959	—	19,750,112
Small Cap Value Fund *	—	51,573,523	—	57,205,565
Large/Mid Cap Value Fund *	—	6,640,130	—	28,544,343
Fixed Income Fund	4,828,980	11,839,519	9,339,559	6,615,759
High Yield Bond Fund	—	57,956,793	—	31,681,948
Israel Common Values Fund	—	3,234,938	—	4,582,265
Defensive Strategies Fund *	—	7,623,947	—	11,013,132
Strategic Growth Fund *	—	4,717,521	—	4,912,981
Conservative Growth Fund *	—	4,307,223	—	7,016,308
Growth & Income Fund *	6,017,864	3,598,589	5,922,085	4,483,936

*	The security transactions are inclusive of purchases and sales of affiliated funds.

Note 4 |	Investment Advisory Agreement and Transactions with Service Providers

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on November 22, 2024. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL is paid an annual fee equal to 0.85% on the Small Cap Value Fund, 0.85% on the Large/Mid Cap Value Fund, 0.85% on the Small/Mid Cap Growth Fund, 0.85% on the Large/Mid Cap Growth Fund, 1.00% on the International Fund, 0.60% on the Fixed Income Fund, 0.60% on the High Yield Bond Fund, 1.00% on the Israel Common Values Fund, 0.60% on the Defensive Strategies Fund, 0.85% on the Growth & Income Fund and 0.15% on both the Strategic Growth Fund and the Conservative Growth Fund. TPL has contractually agreed, through January 28, 2026, to reduce the fee it receives from the International Fund to 0.95%; from the Large/Mid Cap Growth Fund, the Small Cap Value Fund and the Large/Mid Cap Value Fund to 0.80%; from the Small/Mid Cap Growth Fund to 0.75%; from the Defensive Strategies Fund to 0.55%; from the High Yield Bond Fund to 0.50%; from the Growth & Income Fund to 0.70%; and from the Fixed Income Fund to 0.40%. Effective August 12, 2023, TPL voluntarily reduced the fee to 0.75% for the Large/Mid Cap Value Fund. Effective February 1, 2024, TPL voluntarily reduced the fee to 0.90% for the International Fund. Effective December 1, 2024, TPL voluntarily reduced the fee to 0.70% for the Large/Mid Cap Value Fund. Effective February 1, 2025, TPL increased the fee to 0.75% for the Large/Mid Cap Value Fund. An officer and trustee of the Funds is also an officer and owner of the advisor.

Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets, except Strategic Growth Fund and Conservative Growth Fund, estimated to be attributable to investments in other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 110

affiliates that have a contractual management fee, through January 28, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The waived advisory fees are not recoupable.

For the six months ended March 31, 2025, TPL waived advisory fees for the Funds as follows:

FUND	Six Months Ended March 31, 2025
Small/Mid Cap Growth Fund	$39,076
International Fund	89,699
Large/Mid Cap Growth Fund	51,025
Small Cap Value Fund	41,543
Large/Mid Cap Value Fund	165,351
Fixed Income Fund	112,254
High Yield Bond Fund	97,701
Defensive Strategies Fund	15,398
Growth & Income Fund	6,693

The Small Cap Value Fund, the Large/Mid Cap Growth Fund, the Large/Mid Cap Value Fund, the Fixed Income Fund, the Defensive Strategies Fund and the Growth & Income Fund invested a portion of assets in the Timothy Plan High Dividend Stock Enhanced ETF, the Timothy Plan High Dividend Stock ETF, the Timothy Plan US Large/Mid Cap Core Enhanced ETF, the Timothy Plan US Large/Mid Cap Core ETF, the Timothy Plan US Small Cap Core ETF and the Timothy Plan Market Neutral ETF. For the six months ended March 31, 2025, the Funds’ waived fees as follows pursuant to that arrangement.

FUND	Six Months Ended March 31, 2025
Large/Mid Cap Growth Fund	$102,081
Small Cap Value Fund	91,485
Large/Mid Cap Value Fund	218,363
Defensive Strategies Fund	38,637
Growth & Income Fund	33,260

TPL, with the prior approval of the Board and shareholders of the applicable Fund, has engaged the services of other investment advisory firms (“Investment Managers”) to provide portfolio management services to the Funds. TPL pays the Investment Managers as follows:

Barrow Hanley

As compensation for its services with respect to the Fixed-Income Fund and High Yield Bond Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.375% of 1% of the first $20,000,000 in the average net assets of each Fund. As compensation for its services with respect to the Defensive Strategies Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.15% of the average net assets in the Debt Instrument Allocation of the Fund. As compensation for its services with respect to the Growth and Income Fund , Barrow Hanley receives from TPL an annual fee at a rate equal to 0.375 of 1% of the first $20,000,00 of the average net assets in the fixed income allocation of the Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 111

Chartwell

As compensation for its services, Chartwell receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Chilton

For its services rendered to the DS Fund, Adviser will pay to Investment Manager a fee at an annual rate equal to 0.42% of the Defensive Strategies Fund’s average daily assets allocated to the REIT sleeve of the Defensive Strategies Fund’s investment portfolio (“Allocated Assets”) up to $10 million, 0.39% for the next $10 million in Allocated Assets, 0.35% for the next $30 million in Allocated Assets, and 0.30% of Allocated Assets over $50 million.

CoreCommodity

As compensation for its services to the Fund, CORE receives from TPL an annual fee at a rate equal to 0.40% of the Fund’s average daily assets up to $25 million, and 0.35% of average daily net assets over $25 million.

Eagle

As compensation for its services, Eagle receives from TPL an annual fee at a rate equal to 0.60% of the first $100 million in assets of the Fund; and 0.50% of assets over $100 million.

Westwood

As compensation for its services, Westwood receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Ultimus Fund Services, LLC (“UFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

●	25 basis points (0.25%) on the first $200 million of net assets
●	15 basis points (0.15%) on the next $200 million of net assets;
●	8 basis points (0.08%) on the next $600 million of net assets; and
●	6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with UFS. Therefore, there is no separate base annual fee per Fund or share class.

The Timothy Plan Small/Mid Cap Growth, Timothy Plan International, Timothy Plan Large/Mid Cap Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Value, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan Defensive Strategies, Timothy Plan Israel Common Values and Timothy Plan Growth & Income Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. Class I shares are not subject to the shareholder services plan.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 112

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds pay a service fee at an annual rate of 0.25%, payable monthly of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares.

For the six months ended March 31, 2025, the Funds paid TPL under the terms of the Plans as follows:

FUND	12B-1 FEES
Six Months Ended March 31, 2025
Small/Mid Cap Growth Fund	$73,495
International Fund	78,867
Large/Mid Cap Growth Fund	224,505
Small Cap Value Fund	159,561
Large/Mid Cap Value Fund	307,814
Fixed Income Fund	119,404
High Yield Bond Fund	94,338
Israel Common Values Fund	101,716
Defensive Strategies Fund	68,010
Strategic Growth Fund	46,286
Conservative Growth Fund	52,082
Growth & Income Fund	22,969

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustees of the Funds are also officers of the principal underwriter. For the six months ended March 31, 2025, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class C capital shares as follows:

FUND	SALES CHARGES (CLASS A)	CDSC FEES (CLASS C)
Small/Mid Cap Growth Fund	$11,832	$123
International Fund	6,568	146
Large/Mid Cap Growth Fund	31,438	237
Small Cap Value Fund	8,622	269
Large/Mid Cap Value Fund	25,746	417
Fixed Income Fund	10,333	113
High Yield Bond Fund	5,631	104
Israel Common Values Fund	6,955	105
Defensive Strategies Fund	4,532	12
Strategic Growth Fund	3,064	12
Conservative Growth Fund	1,767	57
Growth & Income Fund	1,957	23

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 113

Note 5 |	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At March 31, 2025, there were no shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund.

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Plan Funds. These accounts can be considered affiliated to the Timothy Plan.

FUND - CLASS A	% OF FUND OWNED BY OTHER TIMOTHY PLAN FUNDS
International Fund	14.90%
Fixed Income Fund	22.16%
High Yield Bond Fund	6.59%

Note 6 |	Underlying Investment in Other Investment Companies

The Conservative Growth Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan Fixed Income Fund (the “Security”). The Fund may redeem its investments from the Security at any time if the advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of March 31, 2025, 33.0% of the Conservative Growth Fund’s net assets were invested in the Timothy Plan Fixed Income Fund.

The Growth & Income Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan High Dividend Stock Enhanced ETF (the “ETF”). The Fund may redeem its investments from the ETF at any time if the advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the ETF. The annual report of the ETF, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of March 31, 2025, 51.8% of the Growth & Income Fund’s net assets were invested in the Timothy Plan High Dividend Stock Enhanced ETF.

Note 7 |	Investments in Affiliated Companies

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 114

The Timothy Plan Large/Mid Cap Growth Fund, Small Cap Value Fund, Large/Mid Cap Value Fund, Defensive Strategies Fund, Strategic Growth Fund, Conservative Growth Fund and Growth & Income Fund had the following transactions during the six months ended March 31, 2025, with affiliates:

Large/Mid Cap Growth Fund	Six Months Ended March 31, 2025
Fund	Fair Value September 30, 2024	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2025	Shares March 31, 2025
Timothy Plan US Large/Mid Cap Core Enhanced ETF	$20,746,268	$—	$—	$90,627	$—	$(679,152)	$20,067,116	791,000
Timothy Plan US Large/Mid Cap Core ETF	4,795,292	—	—	20,631	—	(169,332)	4,625,960	109,000
Total	$25,541,560	$—	$—	$111,258	$—	$(848,484)	$24,693,076	900,000

Small Cap Value Fund	Six Months Ended March 31, 2025
Fund	Fair Value September 30, 2024	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2025	Shares March 31, 2025
Timothy Plan US Small Cap Core ETF	$22,571,396	$—	$—	$103,321	$—	$(1,094,518)	$21,476,878	580,000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 115

LARGE/MID CAP VALUE FUND	Six Months Ended March 31, 2025
Fund	Fair Value September 30, 2024	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2025	Shares March 31, 2025
Timothy Plan High Dividend Stock Enhanced ETF	$22,286,768	$—	$—	215,365	$—	$(15,537)	$22,271,231	868,000
Timothy Plan High Dividend Stock ETF	6,880,250	—	—	65,002	—	(14,600)	6,865,650	182,500
Timothy Plan US Large/Mid Cap Core Enhanced ETF	25,414,835	—	—	111,021	—	(831,983)	24,582,852	969,000
Timothy Plan US Large/Mid Cap Core ETF	5,191,233	—	—	22,334	—	(183,313)	5,007,920	118,000
Total	$59,773,086	$—	$—	$413,722	$—	$(1,045,433)	$58,727,653	2,137,500

Defensive Strategies Fund	Six Months Ended March 31, 2025
Fund	Fair Value September 30, 2024	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2025	Shares March 31, 2025
Timothy Plan Market Neutral ETF	$14,631,918	$—	$1,370,506	$252,289	$(89,035)	$72,574	$13,244,951	553,300

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 116

Strategic Growth Fund	Six Months Ended March 31, 2025
Fund	Fair Value September 30, 2024	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2025	Shares March 31, 2025
International	$4,458,141	$124,277	$—	$42,589	$—	$(166,667)	$4,415,751	336,310
Fixed Income	4,050,753	1,044,594	—	75,046	—	(72,428)	5,022,919	552,576
High Yield Bond	2,035,213	24,333	73,418	54,230	(2,060)	(47,248)	1,936,820	219,346
Timothy Plan High Dividend Stock Enhanced ETF	2,739,783	—	167,225	25,251	8,644	(2,409)	2,578,793	100,506
Timothy Plan International ETF	5,458,879	282,230	—	37,968	—	(6,748)	5,734,361	199,456
Timothy Plan Market Neutral ETF	5,067,103	—	3,380,798	70,819	(199,207)	159,843	1,646,941	68,800
Timothy Plan US Large/Mid Cap Core Enhanced ETF	5,175,788	—	878,308	20,169	32,923	(161,238)	4,169,165	164,339
Timothy Plan US Large/Mid Cap Core ETF	—	2,949,670	—	5,012	—	(63,750)	2,885,920	68,000
Timothy Plan US Small Cap Core ETF	4,090,988	234,105	413,233	17,760	175,423	(331,681)	3,755,602	101,423
Total	$33,076,648	$4,659,209	$4,912,982	$348,844	$15,723	$(692,326)	$32,146,272	1,810,756

*	Includes capital gain distributions from affiliated funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 117

Conservative Growth Fund	Six Months Ended March 31, 2025
Fund	Fair Value September 30, 2024	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2025	Shares March 31, 2025
International	$4,494,276	$42,934	$352,724	$42,934	$10,572	$(177,311)	$4,017,747	305,997
Fixed Income	11,540,609	740,851	472,030	187,958	(55,809)	(207,550)	11,546,071	1,270,195
High Yield Bond	2,512,599	30,040	245,239	64,597	(7,884)	(50,835)	2,238,681	253,531
Timothy Plan High Dividend Stock Enhanced ETF	2,343,192	—	191,499	21,241	13,236	(5,543)	2,159,386	84,160
Timothy Plan International ETF	3,497,960	108,550	375,094	23,312	54,453	(61,729)	3,224,140	112,144
Timothy Plan Market Neutral ETF	5,772,861	—	3,924,562	80,280	(231,248)	185,488	1,802,539	75,300
Timothy Plan US Large/Mid Cap Core Enhanced ETF	4,720,655	—	1,122,870	17,540	23,139	(127,927)	3,492,997	137,686
Timothy Plan US Large/Mid Cap Core ETF	—	1,431,458	—	2,432	—	(30,938)	1,400,520	33,000
Timothy Plan US Small Cap Core ETF	2,720,437	1,833,823	332,290	14,564	186,390	(368,300)	4,040,060	109,105
Total	$37,602,589	$4,187,656	$7,016,308	$454,858	$(7,151)	$(844,645)	$33,922,141	2,381,118

*	Includes capital gain distributions from affiliated funds

Growth & Income Fund	Six Months Ended March 31, 2025
Fund	Fair Value September 30, 2024	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2025	Shares March 31, 2025
Timothy Plan High Dividend Stock Enhanced ETF	$9,551,472	$—	$—	$92,299	$—	$(6,659)	$9,544,813	372,000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 118

Note 8 |	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at March 31, 2025, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Small/Mid Cap Growth Fund	$70,009,802	$7,961,951	$(7,210,686)	$751,265
International Fund	137,067,439	48,787,174	(4,115,943)	44,671,231
Large/Mid Cap Growth Fund	181,914,321	45,837,200	(5,037,099)	40,800,101
Small Cap Value Fund	173,144,199	21,281,337	(21,598,043)	(316,706)
Large/Mid Cap Value Fund	259,457,530	70,454,753	(8,753,256)	61,701,497
Fixed Income Fund	114,974,942	585,865	(4,518,493)	(3,932,628)
High Yield Bond Fund	203,892,708	3,125,027	(3,725,809)	(600,782)
Israel Common Values Fund	56,696,532	56,346,739	(2,815,457)	53,531,282
Defensive Strategies Fund	66,131,639	15,535,779	(4,276,042)	11,259,737
Strategic Growth Fund	31,013,302	2,349,918	(882,996)	1,466,922
Conservative Growth Fund	35,275,625	1,543,469	(1,955,113)	(411,644)
Growth & Income Fund	18,416,189	184,137	(222,638)	(38,501)

Note 9 |	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended September 30, 2024, and the fiscal year ended September 30, 2023, were as follows:

FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2024	Ordinary Income	Long-Term Capital Gains	Total
Small/Mid Cap Growth Fund	$—	$1,848,422	$1,848,422
International Fund Fund	1,971,537	—	1,971,537
Large/Mid Cap Growth Fund	58,780	9,522,503	9,581,283
Small Cap Value Fund	3,142,570	4,198,644	7,341,214
Large/Mid Cap Value Fund	1,638,034	1,250,192	2,888,226
Fixed Income Fund	3,180,369	—	3,180,369
High Yield Bond Fund	10,494,629	—	10,494,629
Israel Common Values Fund	39,507	—	39,507
Defensive Strategies Fund	1,590,608	160,571	1,751,179
Strategic Growth Fund	446,733	74,650	521,383
Conservative Growth Fund	568,460	58,762	627,222
Growth & Income Fund	331,177	93,773	424,950

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 119

FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2023	Ordinary Income	Long-Term Capital Gains	Total
Small/Mid Cap Growth Fund	$—	$1,123,933	$1,123,933
International Fund	814,740	—	814,740
Large/Mid Cap Growth Fund	—	11,719,249	11,719,249
Small Cap Value Fund	736,882	9,432,265	10,169,147
Large/Mid Cap Value Fund	705,131	13,575,431	14,280,562
Fixed Income Fund	2,276,495	—	2,276,495
High Yield Bond Fund	7,837,092	—	7,837,092
Israel Common Values Fund	—	—	—
Defensive Strategies Fund	1,823,639	1,683,464	3,507,103
Strategic Growth Fund	191,945	2,166,220	2,358,165
Conservative Growth Fund	184,255	1,981,982	2,166,237
Growth & Income Fund	291,798	1,141,319	1,433,117

As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/ Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Small/Mid Cap Growth Fund	$3,974,776	$1,645,608	$(259,293)	$—	$—	$15,123,947	$20,485,038
International Fund	2,060,517	—	(137,677)	(1,888,081)	—	53,566,452	53,601,211
Large/Mid Cap Growth Fund	1,381,345	13,559,219	(316,818)	—	—	55,405,267	70,029,013
Small Cap Value Fund	6,617,705	4,715,438	—	—	—	22,328,539	33,661,682
Large/Mid Cap Value Fund	4,606,542	27,082,680	—	—	—	93,613,919	125,303,141
Fixed Income Fund	226,531	—	(4,013,528)	(8,227,597)	—	(1,165,529)	(13,180,123)
High Yield Bond Fund	216,093	—	(4,370,772)	(8,459,957)	—	5,499,670	(7,114,966)
Israel Common Values Fund	1,155,686	—	(1,605,387)	(5,268,921)	—	41,960,150	36,241,528
Defensive Strategies Fund	1,586,402	69,366	—	—	—	9,524,003	11,179,771
Strategic Growth Fund	638,285	412,718	—	—	—	2,159,248	3,210,251
Conservative Growth Fund	784,179	321,898	—	—	—	433,001	1,539,078
Growth & Income Fund	18,364	—	(132,164)	(48,021)	—	216,260	54,439

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, adjustments for C-Corporation

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 120

return of capital distributions, and perpetual bonds. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $231, $7,272, $(2), $37 for the International, Defensive Strategies, Large-Mid Cap Growth, and Israel Common Values Funds, respectively.

Note 10 |	Capital Loss Carryforwards, Post October and Other Losses

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Fund	Late Year Losses
Small/Mid Cap Growth Fund	$259,293
Large/Mid Cap Growth Fund	316,818

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Fund	Post October Losses
International Fund	$137,677
Fixed Income Fund	4,013,528
High Yield Bond Fund	4,370,772
Israel Common Values Fund	1,605,387
Growth & Income Fund	132,164

At September 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total
International Fund	$1,760,179	$127,902	$1,888,081
Fixed Income Fund	2,678,366	5,549,231	8,227,597
High Yield Bond Fund	756,758	7,703,199	8,459,957
Israel Common Values Fund	4,120,703	1,148,218	5,268,921
Growth & Income Fund	28,161	19,860	48,021

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset will not be distributed to shareholders.

Note 11 |	Subsequent Events

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 121

Note 12 |	Foreign Tax Credit (UNAUDITED)

The following funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended September 30, 2024 and September 30, 2023, were as follows:

FOR FISCAL YEAR ENDED SEPTEMBER 30, 2024	FOREIGN TAXES PAID	FOREIGN SOURCE INCOME
International Fund	0.04	0.11
Israel Common Values Fund	0.17	0.21
Strategic Growth Fund	0.01	0.04
Conservative Growth Fund	0.01	0.02

FOR FISCAL YEAR ENDED SEPTEMBER 30, 2023	FOREIGN TAXES PAID	FOREIGN SOURCE INCOME
International Fund	0.04	0.07
Israel Common Values Fund	0.16	0.07
Strategic Growth Fund	0.01	0.06
Conservative Growth Fund	0.01	0.04

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 122

Section 8 | Additional Information

March 31, 2025 (UNAUDITED)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

REPORT OF SHAREHOLDER MEETING (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) of each series (the “Funds”) of The Timothy Plan (the “Trust”) was called on Thursday, January 30, 2025, at 9:00 a.m. Eastern Time at the offices of the Trust, located at 1055 Maitland Center Commons, Maitland, FL 32751. At the Meeting, the shareholders of the Funds were asked to approve the election of twelve nominees to the Board of Trustees (the “Board”) of the Trust. The following shares of the Funds were present at the Meeting by proxy:

Shares Outstanding	Shares Present	Percentage of Shares Outstanding
144,699,764.42	80,019,607	55.30%

The final tabulation results of the Meeting were as follows:

Proposal 1:	To approve the election of twelve Trustees, each to serve until his or her successor is elected and qualified. Proposal 1 was approved by the shareholders.

Trustee Nominee	Number of Shares FOR	Number of Shares WITHHELD
Mathew D. Staver	79,059,609	959,998
Dale A. Bissonette	78,965,670	1,053,937
Richard W. Copeland	78,939,188	1,080,419
Deborah Honeycutt	78,949,671	1,069,936
John C. Mulder	78,947,231	1,072,376
Abraham M. Rivera	78,934,611	1,084,996
Alan M. Ross	78,883,017	1,136,590
Kenneth Blackwell	78,919,837	1,100,095
Shelly Nahrstedt	79,032,072	987,535
Theron Holladay	79,099,551	920,056
Anthereca Lane	78,979,732	1,039,875
Brian Mumbert	79,057,796	961,811

Proposal 2:

To adjourn or postpone the Meeting to permit further solicitation of proxies in the event that a quorum does not exist or a quorum exists but there are not sufficient votes at the time of the Meeting to approve the Proposals. Proposal 2 was approved by the shareholders.

Number of Shares FOR	Number of Shares AGAINST	Number of Shares ABSTAIN
77,882,418	576,494	1,560,648

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Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At an in-person meeting held February 20 and 21, 2025, the Trustees considered the Investment Advisory Agreement between the Trust and Timothy Partners, Ltd. (the “Adviser” or “TPL”), for the Funds. Fund counsel reviewed the duties and responsibilities of review required of Trustees with respect to the renewal of advisory and sub-advisory agreements.

The Trustees reviewed the 2025 Annual Investment Advisory Agreement Renewal Questionnaire responses provided by TPL and the materials provided by the Adviser in support of the continuance of the Investment Advisory Agreement, including, among other things, the Adviser’s financial statements, Form ADV, Compliance Policies and Procedures Manual, information regarding the Adviser’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Investment Advisory Agreement.

The Trustees received and considered information regarding the nature, extent and quality of services provided to the Funds by the Adviser. The Trustees specifically reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that the Adviser has a staff of skilled investment professionals who provide research and trading services to the Funds and determined that the Adviser possesses adequate resources to manage the Funds. The Trustees also considered the Adviser’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees also considered the Adviser’s experience and consistency in incorporating and implementing the unique, biblically-based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectuses. The Trustees noted that the Adviser had managed the Funds since their inceptions, had implemented and provided continuous monitoring of the Biblically Responsible Investing (“BRI”) screens utilized by the Trust, oversaw and monitored the ongoing activities of the Funds’ various sub-advisers, and provided general management services to the Trust.

The Trustees next considered the investment performance of each Fund and the Adviser’s performance in monitoring the investment managers of the Funds. The Trustees noted that comprehensive performance information had been provided for each Fund at each Trustees Meeting, and the Trustees incorporated that information into their considerations. The Board considered how the performance of each Fund compared to each Fund’s respective benchmarks and peer groups while acknowledging that the BRI screening process employed by the Adviser disqualified a number of companies that constituted major components of the Funds’ underlying benchmark indices. After review of the Funds’ performance over time, the Trustees concluded that each Fund’s performance was satisfactory, and that the Adviser was performing its responsibilities in a professional manner.

The Trustees next reviewed the contractual investment advisory fee rates payable by the Funds. As a part of their review, the Trustees considered each Fund’s management fee and total expense ratio compared to similar funds. The Trustees considered the fees charged by the Adviser in light of the services provided to the Funds by the Adviser, the unique nature of the Funds and their BRI screening requirements, and the Adviser’s role as a manager of managers. The Trustees noted that the Adviser had contractually agreed to fee waivers for several Funds in order to lower the overall expenses of those Funds. After full and careful consideration of the materials presented to the Trustees, the Trustees made the following conclusions: The fees charged by the Adviser for each Fund were not as low as some of its competitors with similar screens, but the fees were not as high or higher than other competitors. The Trustees concluded that the fees were not so high as to fall outside the range of fees negotiated at arm’s length. Further, the Trustees noted with approval that the Adviser had contractually waived a portion of its fees for certain Funds. After review of the facts and circumstances applicable to the Funds, the Trustees agreed that the fees charged by the Adviser were fair and reasonable in light of the services provided to the Funds.

The Independent Trustees then considered the extent to which economies of scale are being realized as the Funds grow and noted that the Adviser intends to lower the advisory fees assessed as asset size increases. The Independent Trustees also considered any “fallout” benefits to the Adviser with respect to the Funds.

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After full consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, concluded that approval of the continuance of the Investment Advisory Agreement was in the best interest of the Funds and their shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions. Further, the Independent Trustees were advised by counsel during their consideration of the Investment Advisory Agreement renewal and the Investment Sub-Advisory Agreement renewals.

Westwood Management Corporation; Sub-Adviser to the Timothy Plan Large/Mid Cap Value Fund and the Timothy Plan Small Cap Value Fund.

The Trustees next considered the Investment Sub-Advisory Agreement between the Trust, TPL and Westwood Management Corporation (“Westwood”), on behalf of the Timothy Plan Small Cap Value Fund and Timothy Plan Large/Mid Cap Value Fund (each a “Fund” and collectively the “Funds”). The Trustees reviewed the 2025 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for Westwood and reviewed in detail the materials provided by Westwood in support of the continuance of the Investment Sub-Advisory Agreement, including, among other things, Westwood’s financial statements, Form ADV, the Compliance Policies and Procedures Manual, information regarding Westwood’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Investment Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the Westwood Investment Sub-Advisory Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Funds by Westwood. The Trustees specifically reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that Westwood has a staff of skilled investment professionals who provide research and trading services to the Funds and determined that Westwood possesses adequate resources to manage the Funds. The Trustees also considered Westwood’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of each Fund and Westwood’s performance managing each of the Funds. The Trustees noted that comprehensive performance information had been provided for the Funds at each Trustees Meeting, and the Trustees incorporated that information into their considerations. After review of the Funds’ performance over time, the Trustees concluded that each Fund’s performance was satisfactory, and that Westwood was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to Westwood were paid by the Adviser out of the advisory fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Adviser by the subject Funds in light of the services provided by Westwood. After full and careful consideration, the Trustees agreed that the fees charged by Westwood and paid out of the fees received by the Adviser were fair and reasonable in light of the services provided by Westwood. The Independent Trustees considered that the economies of scale could not be quantified and noted that the tiered fee schedules had been designed to reflect potential future economies of scales as asset levels increase. The Independent Trustees also considered any “fallout” benefits to Westwood with respect to the Funds. After consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, concluded that approval of the continuance of the Investment Sub-Advisory Agreement was in the best interest of the Funds and their shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

Barrow, Hanley, Mewhinney & Strauss, LLC; Sub-Adviser for the Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, debt instrument allocation of the Timothy Plan Defensive Strategies Fund, and fixed income allocation of the Timothy Plan Growth & Income Fund.

The Trustees next considered the Investment Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), on behalf of the Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Defensive Strategies Fund debt instrument allocation, and the Timothy Plan Growth & Income Fund fixed income allocation (each a “Fund” and collectively the “Funds”). The Trustees reviewed the 2025 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for Barrow Hanley and reviewed the materials provided by Barrow Hanley in support of the continuance of the Investment Sub-Advisory Agreement, including, among other things, Barrow Hanley’s financial statements, Form ADV, Compliance Policies and Procedures Manual, information regarding Barrow Hanley’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the

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Barrow Hanley Investment Sub-Advisory Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Funds by Barrow Hanley. The Trustees reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that Barrow Hanley has a staff of skilled investment professionals who provide research and trading services to the Funds and determined that Barrow Hanley possesses adequate resources to manage the Funds. The Trustees also considered Barrow Hanley’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of each Fund and Barrow Hanley’s performance in managing each of the Funds. The Trustees noted that comprehensive performance information had been provided for the Funds at each Trustees Meeting, and the Trustees incorporated that information into their considerations. After review of the Funds’ performance over time, the Trustees concluded that each Fund’s performance was satisfactory, and that Barrow Hanley was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to Barrow Hanley were paid by the Adviser out of the advisory fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Adviser by the subject Funds in light of the services provided by Barrow Hanley. After full and careful consideration, the Trustees agreed that the fees charged by Barrow Hanley and paid out of the fees received by the Adviser were fair and reasonable in light of the services provided by Barrow Hanley. The Independent Trustees considered the economies of scale, noting that the fee schedule contained breakpoints. The Trustees decided that this particular factor was less relevant with respect to the Barrow Hanley Investment Sub-Advisory Agreement because Barrow Hanley was paid out of the fees paid to the Adviser. The Independent Trustees also considered any “fallout” benefits to Barrow Hanley with respect to the Funds. After full consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, concluded that approval of the continuance of the Investment Sub-Advisory Agreement was in the best interest of the Funds and their shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

Chartwell Investment Partners; Sub-Adviser to the Timothy Plan Small/Mid Cap Growth Fund and the Timothy Plan Large/Mid Cap Growth Fund.

The Trustees next considered the Investment Sub-Advisory Agreement between the Trust, TPL and Chartwell Investment Partners (“Chartwell”), on behalf of the Timothy Plan Small/Mid Cap Growth Fund and the Timothy Plan Large/Mid Cap Growth Fund (each a “Fund” and collectively the “Funds”). The Trustees reviewed the 2025 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for Chartwell and reviewed the materials provided by Chartwell in support of the continuance of the Investment Sub-Advisory Agreement, including, among other things, Chartwell’s financial statements, Form ADV, the Compliance Policies and Procedures Manual, information regarding Chartwell’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Investment Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the Chartwell Investment Sub-Advisory Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Funds by Chartwell. The Trustees specifically reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that Chartwell has a staff of skilled investment professionals who provide research and trading services to the Funds and determined that Chartwell possesses adequate resources to manage the Funds. The Trustees also considered Chartwell’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of each Fund and Chartwell’s performance in managing each of the Funds. The Trustees noted that comprehensive performance information had been provided for the Funds at each Trustees Meeting, and the Trustees incorporated that information into their considerations. After review of the Funds’ performance over time, the Trustees concluded that each Fund’s performance was satisfactory, and that Chartwell was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to Chartwell were paid by the Adviser out of the advisory fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Adviser by the subject Funds in light of the services provided by Chartwell. After full and careful consideration, the Trustees agreed that the fees charged by Chartwell and paid out of the fees received by the Adviser were fair and reasonable in light of the services provided by Chartwell. The Independent Trustees considered the economies of scale, deciding that this particular factor was less relevant with respect to the Chartwell Investment Sub-Advisory Agreement because Chartwell was paid out of the fees paid to the Adviser. The Independent Trustees also considered any “fallout” benefits to Chartwell with respect to the Funds. After full consideration of the above factors as well as other factors, the Board, with the Independent

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Trustees voting separately, concluded that approval of the continuance of the Investment Sub-Advisory Agreement was in the best interest of the Funds and their shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

Chilton Capital Management, LLC; Sub-Adviser to the Timothy Plan Defensive Strategies Fund REIT allocation.

The Trustees next considered the Investment Sub-Advisory Agreement between the Trust, TPL and Chilton Capital Management, LLC (“Chilton”), on behalf of the Timothy Plan Defensive Strategies Fund REIT allocation (the “Fund”). The Trustees reviewed the 2025 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for Chilton and reviewed the materials provided by Chilton in support of the continuance of the Investment Sub-Advisory Agreement, including, among other things, Chilton’s financial statements, Form ADV, the Compliance Policies and Procedures Manual, information regarding Chilton’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Investment Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the Chilton Investment Sub-Advisory Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund by Chilton. The Trustees reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Fund. The Trustees considered that Chilton has a staff of skilled investment professionals who provide research and trading services to the Fund and determined that Chilton possesses adequate resources to manage the Fund. The Trustees also considered Chilton’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of the Fund and Chilton’s performance in managing the Fund. The Trustees noted that comprehensive performance information had been provided for the Fund at each Trustees Meeting, and the Trustees incorporated that information into their considerations. After reviewing the Fund’s performance over time, the Trustees concluded that the Fund’s performance was satisfactory, and that Chilton was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to Chilton were paid by the Adviser out of the advisory fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Adviser by the Fund in light of the services provided by Chilton. After full and careful consideration, the Trustees agreed that the fees charged by Chilton and paid out of the fees received by the Adviser were fair and reasonable in light of the services provided by Chilton. The Independent Trustees considered the economies of scale, noting that the fee schedule contained breakpoints. The Trustees decided that this particular factor was less relevant with respect to the Chilton Investment Sub-Advisory Agreement because Chilton was paid out of the fees paid to the Adviser. The Independent Trustees also considered any “fallout” benefits to Chilton with respect to the Fund. After full consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, concluded that approval of the continuance of the Investment Sub-Advisory Agreement was in the best interest of the Fund and its shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

CoreCommodity Management, LLC; Sub-Adviser to the Timothy Plan Defensive Strategies Fund commodities allocation.

The Trustees next considered the Investment Sub-Advisory Agreement between the Trust, TPL and CoreCommodity Management, LLC (“CoreCommodity”), on behalf of the Timothy Plan Defensive Strategies Fund commodity allocation (the “Fund”). The Trustees reviewed the 2025 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for CoreCommodity and reviewed the materials provided by CoreCommodity in support of the continuance of the Investment Sub-Advisory Agreement, including, among other things, CoreCommodity’s financial statements, Form ADV, Compliance Policies and Procedures Manual, information regarding CoreCommodity’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Investment Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the CoreCommodity Investment Sub-Advisory Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund by CoreCommodity. The Trustees reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Fund. The Trustees considered that CoreCommodity has a staff of skilled investment professionals who provide research and trading services to the Fund and determined that CoreCommodity possesses adequate resources to manage the Fund. The Trustees also considered CoreCommodity’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of the

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Fund and CoreCommodity’s performance in managing the Fund. The Trustees noted that comprehensive performance information had been provided for the Fund at each Trustees Meeting, and the Trustees incorporated that information into their considerations. After reviewing the Fund’s performance over time, the Trustees concluded that the Fund’s performance was satisfactory, and that CoreCommodity was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to CoreCommodity were paid by the Adviser out of the advisory fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Adviser by the Fund in light of the services provided by CoreCommodity. After full and careful consideration, the Trustees agreed that the fees charged by CoreCommodity and paid out of the fees received by the Adviser were fair and reasonable in light of the services provided by CoreCommodity. The Independent Trustees considered the economies of scale, deciding that this particular factor was less relevant with respect to the CoreCommodity Investment Sub-Advisory Agreement because CoreCommodity was paid out of the fees paid to the Adviser. The Independent Trustees also considered any “fallout” benefits to CoreCommodity with respect to the Fund. After consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, concluded that approval of the continuance of the Investment Sub-Advisory Agreement was in the best interest of the Fund and its shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

Eagle Global Advisors, LLC; Sub-Adviser to the Timothy Plan International Fund and Timothy Plan Israel Common Values Fund.

The Trustees next considered the Investment Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors, LLC (“Eagle”), on behalf of the Timothy Plan International Fund and Timothy Plan Israel Common Values Fund (each a “Fund” and collectively the “Funds”). The Trustees reviewed the 2025 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for Eagle and reviewed the materials provided by Eagle in support of the continuance of the Investment Sub-Advisory Agreement, including, among other things, Eagle’s financial statements, Form ADV, Compliance Policies and Procedures Manual, information regarding Eagle’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the Eagle Investment Sub-Advisory Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Funds by Eagle. The Trustees reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that Eagle has a staff of skilled investment professionals who provide research and trading services to the Funds and determined that Eagle possesses adequate resources to manage the Funds. The Trustees also considered Eagle’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of each Fund and Eagle’s performance in managing each of the Funds. The Trustees noted that comprehensive performance information had been provided for the Funds at each Trustees Meeting, and the Trustees incorporated that information into their considerations. After review of the Funds’ performance over time, the Trustees concluded that each Fund’s performance was satisfactory, and that Eagle was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to Eagle were paid by the Adviser out of the advisory fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Adviser by the subject Funds in light of the services provided by Eagle. After full and careful consideration, the Trustees agreed that the fees charged by Eagle and paid out of the fees received by the Adviser were fair and reasonable in light of the services provided by Eagle. The Independent Trustees considered the economies of scale, noting that the fee schedule contained breakpoints. The Trustees decided that this particular factor was less relevant with respect to the Eagle Investment Sub-Advisory Agreement because Eagle was paid out of the fees paid to the Adviser. The Independent Trustees also considered any “fallout” benefits to Eagle with respect to the Funds. After consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, concluded that approval of the continuance of the Investment Sub-Advisory Agreement was in the best interest of the Funds and their shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

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Section 9 |

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

PRIVACY NOTICE

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WHO WE ARE
Who is providing this Notice?	Timothy Plan Family of Mutual Funds Timothy Partners, Ltd.
WHAT WE DO
How does The Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Timothy Plan collect your personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes- information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. Timothy Partners, Ltd. is an affiliate of The Timothy Plan
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Timothy Plan does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● The Timothy Plan does not jointly market.

PRIVACY NOTICE

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Section 10 | Disclosures

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 of well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-800-662-0201. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

DISCLOSURES

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Intentionally Left Blank

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TIMOTHY PLAN
Investing with Biblical Principles
1055 Maitland Center Commons
Maitland, Florida 32751

Online	|	(800) 846-7526
Website	|	timothyplan.com
Email	|	invest@timothyplan.com
Phone	|	(800) 846-7526

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable .

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally
President/Principle Executive Officer & Treasurer/Principle Financial Officer
Date: 6/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally
President/Principle Executive Officer & Treasurer/Principle Financial Officer
Date: 6/5/2025